                                                              File Nos. 33-71052
                                                                        811-8114


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1933
                         Post-Effective Amendment No. 11

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 25

                            SEPARATE ACCOUNT VA-K OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                            Mary Eldridge, Secretary
          First Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

             ___ immediately upon filing pursuant to Paragraph (b) of Rule 485
              X  on May 1, 2000 pursuant to Paragraph (b) of Rule 485
             ---
             ___ 60 days after filing pursuant to Paragraph (a) (1) of Rule 485
             ___ on (date) pursuant to Paragraph (a) (1) of Rule 485
             ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1999 was filed on or before March 30, 2000.

             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.               CAPTION IN PROSPECTUSES
-----------------               -----------------------
1...............................Cover Page

2...............................Special Terms

3...............................Prospectus A: Summary of Fees and Expenses; Summary of the Policy Features
                                Prospectus B: Summary of Fees and Expenses; Summary of the Contract Features

4...............................Condensed Financial Information;  Performance Information

5...............................Prospectus A: Description of the Companies, the Separate Account, the Trust,
                                Fidelity VIP, Fidelity VIP II, T. Rowe Price International Series, Inc. and  DPGF
                                Prospectus B: Description of the Companies, the Variable Accounts, the Trust,
                                Fidelity VIP, Fidelity VIP II, T. Rowe Price International Series, Inc. and DGPF.

6...............................Charges and Deductions

7...............................Prospectus A: The Variable Annuity Policies
 ................................Prospectus B: Description of the Contract

8...............................Prospectus A: The Variable Annuity Policies
                                Prospectus B: Electing the Form of Annuity and the Annuity Date; Description of
                                Variable Annuity Payout Options; Annuity Benefit Payments

9...............................Death Benefit

10..............................Prospectus A: Purchase Payments; Computation of Policy Values and Annuity
                                Payments Prospectus B: Payments;  Computation of Values;  Distribution

11..............................Prospectus A: Surrender; Partial Redemption
                                Prospectus B: Surrender; Withdrawals; Charge for Surrender and Withdrawal;
                                Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12..............................Federal Tax Considerations

13..............................Legal Matters

14..............................Statement of Additional Information-Table of Contents


FORM N-4 ITEM NO.               CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------               ----------------------------------------------
15..............................Cover Page

16..............................Table of Contents

17..............................General Information and History

18..............................Services

19..............................Underwriters

20..............................Underwriters

21..............................Performance Information

22..............................Annuity Benefit Payments

23..............................Financial Statements

                             SEPARATE ACCOUNT VA-K
                          (ALLMERICA EXECANNUITY PLUS)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2000


                                      * * *


An Application for an Order of Exemption has been filed with the Securities and Exchange Commission on behalf of Allmerica Financial Life Insurance and Annuity Company, First Allmerica Financial Life Insurance Company, Separate Account VA-K, and Allmerica Investments, Inc. (collectively referred to herein as the "Applicants"), to permit the Applicants to deduct a charge for an optional benefit rider in the manner set out in "D. Optional Minimum Guaranteed Annuity Payout Rider Charge" under the CHARGES AND DEDUCTIONS sections of the prospectus. The language contained in the prospectus describing the charge for the optional benefit rider will apply once the Application for an Order of Exemption has been granted.

While the Application for an Order of Exemption is pending, the first two paragraphs of "D. Optional Minimum Guaranteed Annuity Payout Rider Charge" are hereby replaced by the following:

Subject to state availability, the Company offers an optional Minimum Guaranteed Annuity Payout Rider that may be elected by the Owner. A separate monthly charge is made for the Rider. On the last day of each month a charge equal to 1/12th of the applicable annual rate (see table below) is made against the Accumulated Value of the Contract at that time. The charge is made through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts (based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value).

The applicable charge is assessed on the Accumulated Value on the last day of each month, multiplied by 1/12th of the following annual percentage rates:


                                      * * *


SUPPLEMENT DATED MAY 1, 2000

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS


This Prospectus provides important information about the ExecAnnuity Plus '93 variable annuity policy issued by Allmerica Financial Life Insurance and Annuity Company (Form A3021-93) and the ExecAnnuity Plus '91 variable annuity policy issued by Allmerica Financial Life Insurance and Annuity Company (Form A3018-91) and First Allmerica Financial Life Insurance Company (Form A3018-94). Neither of these policies is currently being sold. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.



Information specific to ExecAnnuity Plus '91 (A3018-91 and A3018-94) is set forth in Appendix B. Owners of these policies should review this Appendix first.



The Separate Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this Policy invests exclusively in shares of the following funds:



ALLMERICA INVESTMENT TRUST                   FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Select International Equity Fund             Overseas Portfolio
Select Aggressive Growth Fund                Equity-Income Portfolio
Select Capital Appreciation Fund             Growth Portfolio
Select Value Opportunity Fund                High Income Portfolio
Select Growth Fund
Core Equity Fund                             FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
Equity Index Fund                            Asset Manager Portfolio
Select Growth and Income Fund
Select Investment Grade Income Fund          T. ROWE PRICE INTERNATIONAL SERIES, INC.
Government Bond Fund                         T. Rowe Price International Stock Portfolio
Money Market Fund
DELAWARE GROUP PREMIUM FUND
DGPF International Equity Series



The Company's General Account is also available as an investment option and offers a fixed interest rate guaranteed for one year from the time a payment is received.



A Statement of Additional Information dated May 1, 2000 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-533-7881 or returning the attached request card. The Table of Contents of the Statement of Additional Information is listed on page 3 of this Prospectus.


This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               DATED MAY 1, 2000

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         4
SUMMARY OF FEES AND EXPENSES................................         5
SUMMARY OF THE POLICY FEATURES..............................        10
PERFORMANCE INFORMATION.....................................        13
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, THE TRUST,
 FIDELITY VIP, FIDELITY VIP II, T. ROWE PRICE AND DGPF......        18
INVESTMENT OBJECTIVES AND POLICIES..........................        20
WHAT IS AN ANNUITY?.........................................        22
CHARGES AND DEDUCTIONS......................................        23
  A.   Surrender Charge.....................................        23
  B.   Premium Taxes........................................        26
  C.   Policy Fee...........................................        26
  D.   Optional Minimum Guaranteed Annuity Payout (M-GAP)
    Rider Charge............................................        26
  E.   Annual Charges Against Separate Account Assets.......        27
THE VARIABLE ANNUITY POLICIES...............................        29
  A.   Purchase Payments....................................        29
  B.   Right to Cancel Individual Retirement Annuity........        29
  C.   Right to Cancel All Other Policies...................        30
  D.   Transfer Privilege...................................        30
  E.   Surrender............................................        31
  F.   Partial Redemption...................................        32
  G.   Death Benefit........................................        32
  H.   The Spouse of the Owner as Beneficiary...............        34
  I.   Assignment...........................................        34
  J.   Electing the Form of Annuity and the Annuity Date....        34
  K.   Description of Variable Annuity Payout Options.......        35
  L.   Optional Minimum Guaranteed Annuity Payout (M-GAP)
    Rider...................................................        36
  M.  NORRIS Decision.......................................        38
  N.   Computation of Policy Values and Annuity Benefit
    Payments................................................        38
FEDERAL TAX CONSIDERATIONS..................................        40
  A.   General..............................................        40
        The Company.........................................        40
        Diversification Requirements........................        40
        Investor Control....................................        40
  B.   Qualified and Non-Qualified Policies.................        41
  C.   Taxation of the Policies in General..................        41
        Withdrawals Prior to Annuitization..................        41
        Annuity Payouts After Annuitization.................        41
        Penalty on Distribution.............................        41
        Assignments or Transfers............................        42
        Nonnatural Owners...................................        42
        Deferred Compensation Plans of State and Local
        Governments and Tax-Exempt Organizations............        42
  D.   Tax Withholding......................................        42
  E.   Provisions Applicable to Qualified Employer Plans....        43
        Self-Employed Pension and Profit Sharing Plans......        43
        Individual Retirement Annuities.....................        43
        Tax-Sheltered Annuities.............................        43
        Texas Optional Retirement Program...................        44
LOANS (QUALIFIED POLICIES ONLY).............................        44
STATEMENTS AND REPORTS......................................        44

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        44
VOTING RIGHTS...............................................        45
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        46
LEGAL MATTERS...............................................        46
FURTHER INFORMATION.........................................        46
APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT....       A-1
APPENDIX B -- POLICY NO. A3018-91 (AND STATE VARIATIONS
 THEREOF) ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY
 COMPANY POLICY NO. A3018-94 FIRST ALLMERICA FINANCIAL LIFE
 INSURANCE COMPANY..........................................       B-1
APPENDIX C -- CONDENSED FINANCIAL INFORMATION (ALLMERICA
 FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY)..............       C-1
APPENDIX D -- CONDENSED FINANCIAL INFORMATION (FIRST
 ALLMERICA FINANCIAL LIFE INSURANCE COMPANY)................       D-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         3
SERVICES....................................................         3
UNDERWRITERS................................................         3
ANNUITY BENEFIT PAYMENTS....................................         4
EXCHANGE OFFER..............................................         6
PERFORMANCE INFORMATION.....................................         8
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS


ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the General Account credited to the Policy on any date before the Annuity Date.



ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity payments begin.



ANNUITANT: the person designated in the Policy to whom the Annuity is to be paid.



ANNUITY DATE: the date on which annuity payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.



ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity payments under the Policy.



COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance Company and Annuity Company for all ExecAnnuity Plus '93 policies (Form A3021-93) and for ExecAnnuity Plus '91 policies (Form A3018-91) except for ExecAnnuity Plus '91 policies issued in New York on Form A3018-94 on and after April 1, 1994. With regard to these New York policies, any reference to "Company" refers exclusively to First Allmerica Financial Life Insurance Company.



FIXED ANNUITY PAYOUT: an annuity payout option providing for payments which remain fixed in amount throughout the annuity payment period.



GENERAL ACCOUNT: all the assets of the Company other than those held in a Separate Account.



SEPARATE ACCOUNT: Separate Account VA-K of the Company. Separate Account VA-K consists of assets segregated from other assets of the Company. The investment performance of the assets of the Separate Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.



SUB-ACCOUNT: a subdivision of the Separate Account. Each Sub-Account available under the Policy invests exclusively in the shares of a corresponding fund of Allmerica Investment Trust ("Trust"); a corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP"), the Asset Manager Portfolio of the Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), the T. Rowe Price International Stock Portfolio of T. Rowe Price International
Series, Inc. ("T. Rowe Price"); or the DGPF International Equity Series of the Delaware Group Premium Fund ("DGPF").



SURRENDER VALUE: the Accumulated Value of the Policy on full surrender after deducting any applicable Policy fee, rider charge and surrender charge.



UNDERLYING FUND (FUNDS): an investment portfolio of the Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price or DGPF in which a Sub-Account invests.



VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be materially affected.



VALUATION PERIOD: the interval between two consecutive Valuation Dates.



VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of the Core Equity Fund, Money Market Fund, Equity Index Fund or Select Growth and Income Fund of Allmerica Investment Trust.

                          SUMMARY OF FEES AND EXPENSES


There are certain fees and expenses that you will bear under the ExecAnnuity Plus Policy. The purpose of the following tables is to assist you in understanding these fees and expenses. The tables show (1) charges under the Policies, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Underlying Funds. In addition to the charges and expenses described below, premium taxes may be applicable in some states and are deducted as described under "B. Premium Taxes" under CHARGES AND DEDUCTIONS.



                                                                POLICY YEAR AFTER
                                                                     DATE OF
                                                                PURCHASE PAYMENT     CHARGE
(1) CONTRACT CHARGES:                                           -----------------    ------
                                                                      0-2              8%
                                                                       3               7%
                                                                       4               6%
                                                                       5               5%
                                                                       6               4%
                                                                       7               3%
                                                                       8               2%
                                                                       9               1%
                                                                  More than 9          0%
SURRENDER CHARGE:*
  This charge may be assessed upon surrender, withdrawal or
  annuitization under any period certain option. The charge
  is a percentage of payments applied to the amount
  surrendered (in excess of any amount that is free of
  surrender charge) within the indicated time period.

TRANSFER CHARGE:                                                                      None
  The Company currently makes no charge for processing
  transfers and guarantees that the first 12 transfers in a
  Policy year will not be subject to a transfer charge. For
  each subsequent transfer, the Company reserves the right
  to assess a charge, guaranteed never to exceed $25, to
  reimburse the Company for the costs of processing the
  transfer.

ANNUAL POLICY FEE:                                                                    $30
  A Policy fee equal to the lesser of $30 or 3% is deducted
  annually and upon surrender prior to the Annuity Date when
  Accumulated Value is $50,000 or less. The fee is waived
  for Policies issued to and maintained by the trustee of a
  401(k) plan.

OPTIONAL RIDER CHARGES:
  Under the following riders, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each
  month and, if applicable, at termination of the rider. The charge on an annual basis as a percentage of the
  Accumulated Value is:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
      with a ten-year waiting period:                                                0.25%
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
      with a fifteen-year waiting period:                                            0.15%

(2) ANNUAL SUB-ACCOUNT EXPENSES:
  (on an annual basis as percentage of average daily net
  assets)
  Mortality and Expense Risk Charge:                                                 1.25%
  Administrative Expense Charge:                                                     0.20%
                                                                                     ------
  Total Annual Expenses:                                                             1.45%



*From time to time the Company may allow a reduction of the surrender charge or the period during which the charge applies, or both, when Policies are sold to individuals or groups of individuals in a manner which reduces sales expenses, or (2) where the Owner or the Annuitant on the date of issue is within certain classes of eligible persons. For more information, see "A. Surrender Charge" under CHARGES AND DEDUCTIONS.



(3) ANNUAL UNDERLYING EXPENSES: Total expenses of the Underlying Funds are not fixed or specified under the terms of the Policy and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 1999, as adjusted for any material changes.



                                            MANAGEMENT FEE     OTHER EXPENSES          TOTAL FUND
                                              (AFTER ANY         (AFTER ANY        EXPENSES (AFTER ANY
FUND                                      VOLUNTARY WAIVERS)   REIMBURSEMENTS)   WAIVERS/REIMBURSEMENTS)
----                                      ------------------   ---------------   -----------------------
Select International Equity Fund........        0.89%                0.13%           1.02%(1)(2)
DGPF International Equity Series........        0.83%                0.12%           0.95%(3)
Fidelity VIP Overseas Portfolio.........        0.73%                0.18%           0.91%(4)
T. Rowe Price International Stock
 Portfolio..............................        1.05%                0.00%           1.05%
Select Aggressive Growth Fund...........        0.81%*               0.06%           0.87%(1)(2)*
Select Capital Appreciation Fund........        0.90%*               0.07%           0.97%(1)*
Select Value Opportunity Fund...........        0.90%                0.07%           0.97%(1)(2)
Select Growth Fund......................        0.78%                0.05%           0.83%(1)(2)
Core Equity Fund........................        0.43%                0.05%           0.48%(1)(2)
Fidelity VIP Growth Portfolio...........        0.58%                0.08%           0.66%(4)
Equity Index Fund.......................        0.28%                0.07%           0.35%(1)
Select Growth and Income Fund...........        0.67%                0.07%           0.74%(1)(2)
Fidelity VIP Equity-Income Portfolio....        0.48%                0.09%           0.57%(4)
Fidelity VIP II Asset Manager
 Portfolio..............................        0.53%                0.10%           0.63%(4)
Fidelity VIP High Income Portfolio......        0.58%                0.11%           0.69%
Select Investment Grade Income Fund.....        0.43%                0.07%           0.50%(1)
Government Bond Fund....................        0.50%                0.12%           0.62%(1)
Money Market Fund.......................        0.24%                0.05%           0.29%(1)



*Effective September 1, 1999, the management fee rates for the Select Aggressive Growth Fund and Select Capital Appreciation Fund were revised. The Management Fee and Total Fund Expense ratios shown in the table above have been adjusted to assume that the revised rates took effect January 1, 1999.



(1) Until further notice, Allmerica Financial Investment Management
Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for Select International Equity Fund, 1.35% for Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for Select Value Opportunity Fund, 1.20% for Select Growth Fund and Core Equity Fund, 1.10% for Select Growth and Income Fund, 1.00% for Select Investment Grade Income Fund and Government Bond Fund, and 0.60% for Equity Index Fund and Money Market Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1999.


Until further notice, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.

The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.


(2) These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. These amounts have been treated as reductions of expenses. Including these reductions to the operating expenses, total annual fund operating expenses were 1.01% for Select International Equity Fund, 0.84% for

Select Aggressive Growth Fund, 0.88% for Select Value Opportunity Fund, 0.81% for Select Growth Fund, 0.45% for Core Equity Fund, and 0.73% for Select Growth and Income Fund.



(3) The investment adviser for the DGPF International Equity Series is Delaware International Advisers Ltd. ("Delaware International"). Effective May 1, 2000 through October 31, 2000, Delaware International has agreed voluntarily to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. This limitation replaces a prior limitation of 0.95% that expired on April 30, 2000. The fee ratios shown above have been restated, if necessary, to reflect the new voluntary limitation which took effect on May 1, 2000. The declaration of a voluntary expense limitation does not bind Delaware International to declare future expense limitations with respect to this Series. For the fiscal year ended December 31, 1999, before waiver and/or reimbursement by Delaware International, total fund expenses as a percentage of average daily net assets were 0.97%.



(4) A portion of the brokerage commissions that certain funds paid was used to reduce fund expenses. In addition, through arrangements with certain funds', or Fidelity Management & Research Company on behalf of certain funds', custodian credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. Including these reductions, total operating expenses presented in the table would have been 0.87% for the Fidelity VIP Overseas Portfolio; 0.65% for the Fidelity VIP Growth Portfolio; 0.56% for the Fidelity VIP Equity-Income Portfolio and 0.62% for the Fidelity VIP II Asset Manager Portfolio.


The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.


EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner of ExecAnnuity '93 (A3021-93) would pay at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets and assumes that the Underlying Fund expenses listed above remain the same in each of the 1, 3, 5 and 10-year intervals. As required by rules of the Securities and Exchange Commission (the "SEC"), the Policy fee has been reflected in the examples by a method intended to show the "average" impact of the Policy fee on an investment in the Separate Account. The total Policy fees collected under the Policies by the Company are divided by the total average net assets attributable to the Policies. The resulting percentage is 0.05%, and the amount of the Policy fee is assumed to be $0.50 in the examples. The Policy fee is deducted only when the accumulated value is $50,000 or less. Lower costs apply to Policies issued and maintained as part of a 401(k) plan. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts. (Owners of ExecAnnuity '91 (A3018-91 and A3018-94) should review the expense examples in Appendix B.)



THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1)(a) If, at the end of the applicable time period, you surrender your Policy or annuitize* under any period certain option, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no Rider:**



WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Select International Equity Fund...........................    $ 99       $146       $184       $286
DGPF International Equity Series...........................    $ 99       $144       $181       $279
Fidelity VIP Overseas Portfolio............................    $ 98       $143       $179       $275
T. Rowe Price International Stock Portfolio................    $100       $147       $186       $289
Select Aggressive Growth Fund..............................    $ 98       $142       $177       $271
Select Capital Appreciation Fund...........................    $ 99       $145       $182       $281
Select Value Opportunity Fund..............................    $ 99       $145       $182       $281
Select Growth Fund.........................................    $ 98       $141       $175       $267
Core Equity Fund...........................................    $ 94       $131       $157       $231
Fidelity VIP Growth Portfolio..............................    $ 96       $136       $166       $249
Equity Index Fund..........................................    $ 93       $127       $150       $217
Select Growth and Income Fund..............................    $ 97       $138       $170       $257
Fidelity Equity-Income Portfolio...........................    $ 95       $134       $161       $240
Fidelity VIP II Asset Manager Portfolio....................    $ 96       $135       $164       $246
Fidelity VIP High Income Portfolio.........................    $ 96       $137       $167       $252
Select Investment Grade Income Fund........................    $ 94       $132       $158       $233
Government Bond Fund.......................................    $ 96       $135       $164       $245
Money Market Fund..........................................    $ 92       $126       $147       $211



(1)(b) If, at the end of the applicable time period, you surrender your Policy or annuitize* under any period certain option, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider** with a ten-year waiting period:



WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Select International Equity Fund...........................    $102       $153       $196       $310
DGPF International Equity Series...........................    $101       $151       $193       $303
Fidelity VIP Overseas Portfolio............................    $101       $150       $191       $299
T. Rowe Price International Stock Portfolio................    $102       $154       $198       $313
Select Aggressive Growth Fund..............................    $100       $149       $189       $295
Select Capital Appreciation Fund...........................    $101       $152       $194       $305
Select Value Opportunity Fund..............................    $101       $152       $194       $305
Select Growth Fund.........................................    $100       $148       $187       $291
Core Equity Fund...........................................    $ 97       $138       $169       $256
Fidelity VIP Growth Portfolio..............................    $ 98       $143       $179       $275
Equity Index Fund..........................................    $ 95       $134       $163       $243
Select Growth and Income Fund..............................    $ 99       $145       $183       $283
Fidelity VIP Equity-Income Portfolio.......................    $ 97       $141       $174       $266
Fidelity VIP II Asset Manager Portfolio....................    $ 98       $142       $177       $272
Fidelity VIP High Income Portfolio.........................    $ 99       $144       $180       $278
Select Investment Grade Income Fund........................    $ 97       $139       $170       $258
Government Bond Fund.......................................    $ 98       $142       $177       $271
Money Market Fund..........................................    $ 95       $133       $160       $237

(2)(a) If, at the end of the applicable time period, you annuitize* under a life option or if you do NOT surrender or annuitize the Policy, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and no Rider:**


WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
Select International Equity Fund...........................    $26        $78        $134       $286
DGPF International Equity Series...........................    $25        $76        $131       $279
Fidelity VIP Overseas Portfolio............................    $24        $75        $129       $275
T. Rowe Price International Stock Portfolio................    $26        $79        $136       $289
Select Aggressive Growth Fund..............................    $24        $74        $127       $271
Select Capital Appreciation Fund...........................    $25        $77        $132       $281
Select Value Opportunity Fund..............................    $25        $77        $132       $281
Select Growth Fund.........................................    $24        $73        $125       $267
Core Equity Fund...........................................    $20        $62        $107       $231
Fidelity VIP Growth Portfolio..............................    $22        $68        $116       $249
Equity Index Fund..........................................    $19        $58        $100       $217
Select Growth and Income Fund..............................    $23        $70        $120       $257
Fidelity Equity-Income Portfolio...........................    $21        $65        $111       $240
Fidelity VIP II Asset Manager Portfolio....................    $22        $67        $114       $246
Fidelity VIP High Income Portfolio.........................    $22        $69        $117       $252
Select Investment Grade Income Fund........................    $20        $63        $108       $233
Government Bond Fund.......................................    $22        $66        $114       $245
Money Market Fund..........................................    $18        $56        $ 97       $211


(2)(b) If, at the end of the applicable time period, you annuitize* under a life option or if you do NOT surrender or annuitize the Policy you would pay the following expenses on a $1,000 investment, assuming an annual 5% return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider** with a ten-year waiting period:


WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
Select International Equity Fund...........................    $28        $86        $146       $310
DGPF International Equity Series...........................    $27        $84        $143       $303
Fidelity VIP Overseas Portfolio............................    $27        $83        $141       $299
T. Rowe Price International Stock Portfolio................    $28        $87        $148       $313
Select Aggressive Growth Fund..............................    $27        $81        $139       $295
Select Capital Appreciation Fund...........................    $28        $84        $144       $305
Select Value Opportunity Fund..............................    $28        $84        $144       $305
Select Growth Fund.........................................    $26        $80        $137       $291
Core Equity Fund...........................................    $23        $70        $119       $256
Fidelity VIP Growth Portfolio..............................    $24        $75        $129       $275
Equity Index Fund..........................................    $21        $66        $113       $243
Select Growth and Income Fund..............................    $25        $78        $133       $283
Fidelity VIP Equity-Income Portfolio.......................    $24        $72        $124       $266
Fidelity VIP II Asset Manager Portfolio....................    $24        $74        $127       $272
Fidelity VIP High Income Portfolio.........................    $25        $76        $130       $278
Select Investment Grade Income Fund........................    $23        $70        $120       $258
Government Bond Fund.......................................    $24        $74        $127       $271
Money Market Fund..........................................    $21        $64        $110       $237


*The Policy fee is not deducted after annuitization. No surrender charge is assessed at the time of annuitization under any life contingency option.


**If the Minimum Guaranteed Annuity Payout (M-GAP) Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in your Policy.

                         SUMMARY OF THE POLICY FEATURES

INVESTMENT OPTIONS


Purchase payments may be allocated among the variable Sub-Accounts available under the Policies and a fixed account ("General Account") of the Company (together "investment options"). The Sub-Accounts are subdivisions of Separate Account VA-K (the "Separate Account"), a separate account of the Company. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, (the "1940 Act") but such registration does not involve the supervision or management of investment practices or policies by the Securities and Exchange Commission ("SEC"). For information about the Separate Account and the Company, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, THE TRUST, FIDELITY VIP, FIDELITY VIP II, T. ROWE PRICE AND DGPF. For more information about the General Account see APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT.


INVESTMENT IN THE SUB-ACCOUNT


Each Sub-Account available under the Policies invests its assets without sales charge in a corresponding investment series of the Allmerica Investment Trust (the "Trust"), Fidelity Variable Insurance Products Fund ("Fidelity VIP"), Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), T. Rowe Price International Series, Inc. ("T. Rowe Price") or Delaware Group Premium Fund ("DGPF"). The Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price and DGPF are open-end, diversified series investment companies. Eleven different funds of the Allmerica Investment Trust are available under the Policies: the Core Equity Fund, Select Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Select Value Opportunity Value Fund. Four of the portfolios of Fidelity VIP are available under the Policies: the Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio and Fidelity VIP Overseas Portfolio. One of the portfolios of Fidelity VIP II is available under the Policies: the Fidelity VIP II Asset Manager Portfolio. One of the portfolios of T. Rowe Price is available under the Policies: the T. Rowe Price International Stock Portfolio. One of the series of DGPF is available under the Policies: the International Equity Series. Each of the Funds, Portfolios and Series available under the Policies (together, the "Underlying Funds") operates pursuant to different investment objectives, discussed below.


There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of a Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. For more information about the investments of the Underlying Funds, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, THE TRUST, FIDELITY VIP, FIDELITY VIP II, T. ROWE PRICE AND DGPF. The accompanying prospectuses of the Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price and DGPF describe the investment objectives and risks of each of the Underlying Funds.


The value of each Sub-Account will vary daily depending on the performance of the investments made by the respective Underlying Funds. Dividends or capital gains distributions received from an Underlying Fund are reinvested in additional shares of that Underlying Fund, which are retained as assets of the Sub-Account.



TRANSFERS BETWEEN INVESTMENT OPTIONS



Prior to the Annuity Date, amounts may be transferred among the Sub-Accounts and between the Sub-Accounts and the General Account subject to certain limitations described under "D. Transfer Privilege" under THE VARIABLE ANNUITY POLICIES. Automatic Transfers (Dollar Cost Averaging) which gradually moves money to one or more of the Underlying Funds and Automatic Account Rebalancing which ensures that assets remain allocated according to the Policy Owner's designated percentage allocation mix are also available at no additional charge.

ANNUITY PAYMENTS

The owner of a Policy ("Owner") may select variable annuity benefit payments based on one or more of certain Sub-Accounts, fixed annuity payouts, or a combination of fixed and variable payments. Fixed annuity payouts are guaranteed by the Company.


In addition, an optional Minimum Guaranteed Annuity Payout (M-GAP) Rider is currently available in most jurisdictions for a separate monthly charge. If elected, the Rider provides the Annuitant a guaranteed minimum amount of income after the specified waiting period under a life contingent fixed annuity payout option, subject to certain conditions. On each Policy anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Policy. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:



    (a) the Accumulated Value on the Policy anniversary that the M-GAP Benefit Base is being determined;



    (b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or



    (c) the highest Accumulated Value on any Policy anniversary since the Rider effective date, as determined after being increased for subsequent payments and proportionately reduced for subsequent withdrawals.



For more details see "L. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under THE VARIABLE ANNUITY POLICIES.


CANCELLATION RIGHTS


The Owner may cancel the Policy at any time between the date of the application and the date 10 days after receipt of the Policy. For more information about cancellation rights, see "B. Right to Cancel Individual Retirement Annuity" and "C. Right to Cancel All Other Policies" under THE VARIABLE ANNUITY POLICIES.


PAYMENT MINIMUMS AND MAXIMUMS

Under the Policies, purchase payments are not limited as to frequency, but no payments may be submitted within one month of the Annuity Date. Generally, the initial purchase payment must be at least $600 and subsequent payments must be at least $50. Under a monthly automatic payment plan or a payroll deduction plan, each purchase payment must be at least $50. However, in cases where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600.

The Company reserves the right to set maximum limits on the aggregate purchase payments made under the Policy. In addition, the Internal Revenue Code (the "Code") imposes maximum limits on contributions under qualified annuity plans.

CHARGES AND DEDUCTIONS

For a complete discussion of charges, see CHARGES AND DEDUCTIONS.

A.  SURRENDER CHARGE

No sales charge is deducted from purchase payments at the time the payments are made. However, a surrender charge may be assessed on withdrawals of payments that have not been invested for nine full years.

B.  ANNUAL POLICY FEE

A Policy Fee equal to the lesser of $30 or 3% of Accumulated Value will be deducted on a Policy Anniversary or upon full surrender when the Accumulated Value is $50,000 or less. The Policy Fee is waived for policies issued to and maintained by the trustee of a 401(k) plan.

C.  PREMIUM TAXES


A deduction for state and local premium taxes, if any, may be made as described under "B. Premium Taxes."


D.  SEPARATE ACCOUNT ASSET CHARGES

The Company will deduct a daily charge, equivalent to 1.25% annually, of the average daily net assets of each Sub-Account at each Valuation Date. The charge is retained for the mortality and expense risks the Company assumes. In addition, to cover administrative expenses, the Company deducts a daily charge of 0.20% per annum of the value of the average net assets in the Sub-Accounts.

E.  TRANSFER CHARGE


The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Policy year will be free of charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer. If the Policy Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge in that Policy year.


F.  CHARGES OF THE UNDERLYING FUND


In addition to the charges described above, each Underlying Fund incurs certain management fees and expenses which are more fully described in "Other Charges" under "E. Annual Charges Against Separate Account Assets" and in the prospectuses of the Underlying Funds. These charges vary among the Underlying Funds and may change from year to year. In addition, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waivers/reimbursements see "Annual Underlying Fund Expenses" under SUMMARY OF FEES AND EXPENSES.


G.  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER CHARGE


Subject to state availability, the Owner may elect the following optional Rider. If the Rider is elected, a separate monthly charge is deducted from the Accumulated Value at the end of each month within which the Rider has been in effect. The applicable charge is assessed by multiplying the Accumulated Value on the last day of each month, and, if applicable, on the date the Rider is terminated by 1/12th of the following annual percentage rates:



Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period..........................................................................  0.25%
Minimum Guaranteed Annuity Payout (M-GAP) Rider with a fifteen-year waiting period..........................................................................  0.15%



For a description of this Rider, see "D. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider Charge" under CHARGES AND DEDUCTIONS, and "L. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under THE VARIABLE ANNUITY POLICIES.



SURRENDER OR PARTIAL REDEMPTION. At any time before the Annuity Date, the Owner has the right either to surrender the Policy in full and receive its Surrender Value less any applicable tax withholding or to redeem a portion of the Policy's value subject to certain limits and any applicable surrender charge. There may be tax consequences for surrender or redemptions. For further information, see "E. Surrender" and "F. Partial Redemption" under THE VARIABLE ANNUITY POLICIES and "A. Surrender Charge" under CHARGES AND DEDUCTIONS, and FEDERAL TAX CONSIDERATIONS.



DEATH BENEFIT. If the Annuitant or Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon death of the Annuitant, the death benefit is equal to the greatest of (a) the Accumulated Value on the Valuation Date that the Company receives due proof of death; (b) the sum of the gross payment(s) made under the Policy reduced proportionately to reflect the amount of all partial redemptions, or (c) the death benefit that would have been payable on the most recent fifth year Policy Anniversary, increased for subsequent purchase payments and reduced proportionately to reflect withdrawals after that date. Upon death of the Owner, who is not also the Annuitant, the death benefit will equal the Accumulated Value of the Policy next determined following receipt of due proof of death at the Principal Office. See "G. Death Benefit" under THE VARIABLE ANNUITY POLICIES.


SALES OF POLICIES. The Policies were originally sold by agents of the Company who are registered representatives of Allmerica Investments, Inc., a broker-dealer affiliate of the Company. The Policies were also sold by certain other broker-dealers which are members of the National Association of Securities Dealers, Inc., and whose representatives are authorized by applicable law to sell variable a annuity policies. See "Sales Expense." These policies are no longer being issued.

                            PERFORMANCE INFORMATION


Allmerica Financial Life Insurance and Annuity Company first offered ExecAnnuity Plus '91 to the public in 1991 and ExecAnnuity Plus '93 in 1993. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance results in Tables 1A and 2A are calculated with all charges assumed to be those applicable to the Policy, the Sub-Accounts and the Underlying Funds and also assume that the Policy is surrendered at the end of the applicable period. Performance in Tables 1B and 2B do not include the Policy fee and assume that the Policy is not surrendered at the end of the applicable period. Performance results in Tables 1B and 2B do not include the Policy fee and assume that the Policy is not surrendered at the end of the applicable period. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. (Performance numbers for the ExecAnnuity '91 policies issued by First Allmerica Financial Life Insurance Company (A3018-94) are shown in Appendix B).


The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Sub-Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.


Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45%, the $30 annual Policy fee the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider charge. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Policy fee and assume that the Policy is not surrendered at the end of the periods shown.


The performance shown in Tables 2A and 2B is calculated in exactly the same manner as that in Tables 1A and 1B respectively; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Policy.

For more detailed information about these performance calculations, including actual formulas, see the SAI.

Performance information for any Sub-Account reflects only the performance of a hypothetical investment in the Sub-Account during the time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and risk characteristics of the Underlying Fund in which the Sub-Account invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain policy features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                               PERFORMANCE TABLES
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                          EXECANNUITY PLUS '91 AND '93
                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                              FOR YEAR                              SINCE
                                           SUB-ACCOUNT          ENDED                           INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND  INCEPTION DATE      12/31/99           5 YEARS         SUB-ACCOUNT
----------------------------------------  --------------   ---------------   ---------------   ---------------
Select International Equity Fund.....          5/3/94               21.61%            16.17%            13.29%
DGPF International Equity Series.....          5/6/93                5.96%            10.85%            10.46%
Fidelity VIP Overseas Portfolio......          9/5/91               32.44%            15.01%            11.74%
T. Rowe Price International Stock
 Portfolio...........................          5/1/95               23.29%              N/A             13.12%
Select Aggressive Growth Fund........         9/16/92               28.38%            20.92%            18.16%
Select Capital Appreciation Fund.....         4/30/95               15.41%              N/A             19.01%
Select Value Opportunity Fund........          5/2/93              -13.01%            11.14%             9.62%
Select Growth Fund...................         9/16/92               19.73%            26.74%            18.13%
Core Equity Fund.....................          9/4/91               19.18%            22.83%            16.00%
Fidelity VIP Growth Portfolio........          9/5/91               27.14%            27.28%            20.66%
Equity Index Fund....................          9/4/91               10.48%            25.46%            17.52%
Select Growth and Income Fund........         9/16/92                8.54%            19.36%            14.05%
Fidelity VIP Equity-Income Portfolio...        9/5/91               -3.07%            16.13%            14.97%
Fidelity VIP II Asset Manager
 Portfolio...........................          5/4/94                1.53%            13.33%            11.31%
Fidelity VIP High Income Portfolio...         9/24/91               -1.23%             8.44%            10.34%
Select Investment Grade Income Fund...         9/5/91               -9.53%             4.94%             5.55%
Government Bond Fund.................          9/8/91               -8.37%             3.83%             4.45%
Money Market Fund....................          9/9/91               -3.84%             3.05%             3.15%



                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT
          (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEE)



                                                              FOR YEAR                              SINCE
                                           SUB-ACCOUNT          ENDED                           INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND  INCEPTION DATE      12/31/99           5 YEARS         SUB-ACCOUNT
----------------------------------------  --------------   ---------------   ---------------   ---------------
Select International Equity Fund.....          5/3/94               29.81%            16.86%            13.84%
DGPF International Equity Series.....          5/6/93               14.08%            11.61%            10.81%
Fidelity VIP Overseas Portfolio......          9/5/91               40.56%            15.69%            11.91%
T. Rowe Price International Stock
 Portfolio...........................          5/1/95               31.39%              N/A             13.88%
Select Aggressive Growth Fund........         9/16/92               36.65%            21.57%            18.44%
Select Capital Appreciation Fund.....         4/30/95               23.55%              N/A             19.67%
Select Value Opportunity Fund........          5/2/93               -6.08%            11.91%            10.01%
Select Growth Fund...................         9/16/92               27.92%            27.23%            18.36%
Core Equity Fund.....................          9/4/91               27.46%            23.46%            16.25%
Fidelity VIP Growth Portfolio........          9/5/91               35.45%            27.89%            20.92%
Equity Index Fund....................          9/4/91               18.67%            25.96%            17.67%
Select Growth and Income Fund........         9/16/92               16.71%            19.96%            14.30%
Fidelity VIP Equity-Income Portfolio...        9/5/91                4.79%            16.92%            15.24%
Fidelity VIP II Asset Manager
 Portfolio...........................          5/4/94                9.48%            13.98%            11.79%
Fidelity VIP High Income Portfolio...         9/24/91                6.59%             9.28%            10.50%
Select Investment Grade Income Fund...         9/5/91               -2.41%             5.85%             5.73%
Government Bond Fund.................          9/8/91               -1.22%             4.71%             4.58%
Money Market Fund....................          9/9/91                3.66%             3.96%             3.29%

                                    TABLE 2A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF UNDERLYING FUND
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                            UNDERLYING        FOR YEAR                           10 YEARS OR
                                               FUND             ENDED                          SINCE INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND  INCEPTION DATE      12/31/99           5 YEARS           IF LESS
----------------------------------------  --------------   ---------------   ---------------   ---------------
Select International Equity Fund.....          5/2/94               21.61%            16.17%            13.28%
DGPF International Equity Series.....        10/29/92                5.96%            10.85%             9.91%
Fidelity VIP Overseas Portfolio......         1/28/87               32.44%            15.01%             9.72%
T. Rowe Price International Stock
 Portfolio...........................         3/31/94               23.29%            12.88%            11.33%
Select Aggressive Growth Fund........         8/21/92               28.38%            20.92%            18.71%
Select Capital Appreciation Fund.....         4/28/95               15.41%              N/A             19.01%
Select Value Opportunity Fund........         4/30/93              -13.01%            11.14%             9.61%
Select Growth Fund...................         8/21/92               19.73%            26.74%            18.62%
Core Equity Fund.....................         4/29/85               19.18%            22.83%            15.50%
Fidelity VIP Growth Portfolio........         10/9/86               27.14%            27.28%            18.00%
Equity Index Fund....................         9/28/90               10.48%            25.46%            18.85%
Select Growth and Income Fund........         8/21/92                8.54%            19.36%            14.01%
Fidelity VIP Equity-Income Portfolio...       10/9/86               -3.07%            16.13%            12.61%
Fidelity VIP II Asset Manager
 Portfolio...........................          9/6/89                1.53%            13.33%            11.49%
Fidelity VIP High Income Portfolio...         9/19/85               -1.23%             8.44%            10.74%
Select Investment Grade Income Fund...        4/29/85               -9.53%             4.94%             6.06%
Government Bond Fund.................         8/26/91               -8.37%             3.83%             4.27%
Money Market Fund....................         4/29/85               -3.84%             3.05%             3.70%



                                    TABLE 2B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF UNDERLYING FUND
          (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEE)



                                            UNDERLYING        FOR YEAR                           10 YEARS OR
                                               FUND             ENDED                          SINCE INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND  INCEPTION DATE      12/31/99           5 YEARS           IF LESS
----------------------------------------  --------------   ---------------   ---------------   ---------------
Select International Equity Fund.....          5/2/94               29.81%            16.86%            13.83%
DGPF International Equity Series.....        10/29/92               14.08%            11.61%            10.17%
Fidelity VIP Overseas Portfolio......         1/28/87               40.56%            15.69%             9.84%
T. Rowe Price International Stock
 Portfolio...........................         3/31/94               31.39%            13.56%            11.82%
Select Aggressive Growth Fund........         8/21/92               36.65%            21.57%            18.98%
Select Capital Appreciation Fund.....         4/28/95               23.55%              N/A             19.67%
Select Value Opportunity Fund........         4/30/93               -6.08%            11.91%            10.00%
Select Growth Fund...................         8/21/92               27.92%            27.23%            18.84%
Core Equity Fund.....................         4/29/85               27.46%            23.46%            15.68%
Fidelity VIP Growth Portfolio........         10/9/86               35.45%            27.89%            18.24%
Equity Index Fund....................         9/28/90               18.67%            25.96%            18.95%
Select Growth and Income Fund........         8/21/92               16.71%            19.96%            14.26%
Fidelity VIP Equity-Income Portfolio...       10/9/86                4.79%            16.92%            12.86%
Fidelity VIP II Asset Manager
 Portfolio...........................          9/6/89                9.48%            13.98%            11.53%
Fidelity VIP High Income Portfolio...         9/19/85                6.59%             9.28%            10.83%
Select Investment Grade Income Fund...        4/29/85               -2.41%             5.85%             6.15%
Government Bond Fund.................         8/26/91               -1.22%             4.71%             4.40%
Money Market Fund....................         4/29/85                3.66%             3.96%             3.73%

          DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, THE TRUST,
             FIDELITY VIP, FIDELITY VIP II, T. ROWE PRICE AND DGPF

THE COMPANY. Allmerica Financial Life Insurance and Annuity Company (the "Company") is a life insurance company organized under the laws of Delaware in July, 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000. The Company is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1999, the Company had over $17 billion in assets and over $26 billion of life insurance in force.


Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is an indirect wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company on October 16, 1995, and adopted its present name. First Allmerica is among the five oldest life insurance companies in America. As of December 31, 1998, First Allmerica and its subsidiaries (including the Company) had over $25 billion in combined assets and over $43 billion in life insurance in force.


The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE SEPARATE ACCOUNT. The Separate Account is a separate investment account of the Company referred to as Separate Account VA-K. The assets used to fund the variable portions of the Policy are set aside in the Sub-Accounts of the Separate Account, and are kept separate and apart from the general assets of the Company. There are 18 Sub-Accounts available under the Policy. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Under Delaware law, the assets of the Separate Account may not be charged with any liabilities arising out of any other business of the Company.

The Board of Directors of the Company authorized the Separate Account on November 1, 1990. The Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. Such registration does not involve the supervision or management of investment practices or policies of the Variable Account or the Company by the SEC.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts.


ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust ("Trust") is an open-end, diversified management investment company registered with the SEC under the 1940 Act. The Trust was established as a Massachusetts business trust on October 11, 1984, to serve as an investment medium for assets of various separate accounts established by the Company or other insurance companies. Eleven investment portfolios of the Trust are currently available under the Policy, each issuing a series of shares: the Core Equity Fund, Select Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Select Value Opportunity Fund. The assets of each Fund are held separate from the assets of the other Funds. Each Fund operates as a separate investment vehicle and the income or losses of one Fund have no effect on the investment performance of another Fund. Shares of the Trust are not offered to the general public but solely to such variable accounts.



The trustees have overall responsibility for the supervision of the affairs of the Trust. The Trustees have entered into a management agreement ("Management Agreement") with Allmerica Financial Investment Management Services, Inc., ("AFIMS") a wholly owned subsidiary of Allmerica Financial, to handle the day-to-day affairs of the Trust. AFIMS, subject to Trustee review, is responsible for the general management of the Funds. AFIMS also performs certain administrative and management services for the Trust, furnishes to the Trust all necessary office space, facilities and equipment and pays the compensation, if any, of officers and Trustees who are affiliated with AFIMS.



AFIMS has entered into agreements with other investment advisers
("Sub-Advisers") under which each Sub-Adviser manages the investments of one or more of the Funds of the Trust. Under each Sub-Adviser agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to AFIMS and the Trustees instructions. AFIMS is solely responsible for the payment of all fees for investment management services to the Sub-Advisers. The Sub-Advisers, other than Allmerica Asset
Management, Inc., are not affiliated with the Company or the Trust.



Other than expenses specifically assumed by AFIMS under the Management Agreement, the Trust bears all expenses incurred in its operation including fees and expenses associated with the registration and qualification of the Trust's shares under the Securities Act of 1933, other fees payable to the SEC, independent public accountant fees, legal and custodian fees, association membership dues, taxes, interest, insurance premiums, brokerage commissions, fees and expenses of the Trustees who are not affiliated with AFIMS, expenses for proxies, prospectuses, reports to shareholders and other expenses.



FIDELITY VARIABLE INSURANCE PRODUCTS FUND. Fidelity Variable Insurance Products Fund ("Fidelity VIP") managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified management investment company organized as a Massachusetts business trust on November 13, 1981, and registered with the SEC under the 1940 Act. Four of its investment portfolios are available under the
Policy: Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio and Fidelity VIP Overseas Portfolio.



Various Fidelity companies perform certain activities required to operate Fidelity VIP. FMR is one of America's largest investment management organizations and has its principal business address at 82 Devonshire Street, Boston, MA. It is composed of a number of different companies, which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. As part of their operating expenses, the portfolios of Fidelity VIP pay a monthly investment management fee to FMR for managing investment and business affairs. The prospectus of Fidelity VIP contains additional information concerning the portfolios, including information about additional expenses paid by the portfolios, and should be read in conjunction with this Prospectus.



FIDELITY VARIABLE INSURANCE PRODUCTS FUND II. Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion above) is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988, and registered with the SEC under the 1940 Act. One of its investment portfolios is available under the
Policy: Fidelity VIP II Asset Manager Portfolio.



T. ROWE PRICE INTERNATIONAL SERIES, INC.  T. Rowe Price International
Series, Inc. ("T. Rowe Price"), managed by Rowe Price-Fleming
International, Inc. ("Price-Fleming"), is an open-end, diversified management investment company organized as a Maryland corporation in 1994 and registered with the SEC under the 1940 Act. Price-Fleming, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one the largest no-load international mutual fund asset managers with approximately $42.5 billion (as of December 31, 1999) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires. One of its investment portfolios is available under the Policies: the T. Rowe Price International Stock Portfolio. One of its affiliates, T. Rowe Price
Associates, Inc., serves as the Sub-Adviser to the Select Capital Appreciation Fund.



DELAWARE GROUP PREMIUM FUND. Delaware Group Premium Fund ("DGPF") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. DGPF was established to provide a vehicle for the investment of assets of various separate accounts supporting variable insurance contracts. One investment portfolio ("Series") is available under the Policy, the International Equity Series. The investment adviser for the International Equity Series is Delaware International Advisers Ltd. ("Delaware International").


                       INVESTMENT OBJECTIVES AND POLICIES


A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. Also, the Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy.


SELECT INTERNATIONAL EQUITY FUND -- The Select International Equity Fund of the Trust seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.

DGPF INTERNATIONAL EQUITY SERIES -- The International Equity Series of DGPF seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income.

FIDELITY VIP OVERSEAS PORTFOLIO -- The Overseas Portfolio of Fidelity VIP seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- The T. Rowe Price International Stock Portfolio seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

SELECT AGGRESSIVE GROWTH FUND -- The Select Aggressive Growth Fund of the Trust seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

SELECT CAPITAL APPRECIATION FUND -- The Select Capital Appreciation Fund of the Trust seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective. The Fund invests primarily in common stock of industries and companies which are believed to be experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate.

SELECT VALUE OPPORTUNITY FUND -- The Select Value Opportunity Fund of the Trust seeks long-term growth by investing principally in a diversified portfolio of common stocks of small and mid-size companies whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

SELECT GROWTH FUND -- The Select Growth Fund of the Trust seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.


CORE EQUITY FUND -- The Core Equity Fund of the Trust is invested in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. The objective of the Core Equity Fund is to achieve long-term growth of capital. Realization of current investment income, if any, is incidental to this objective. This Fund was formerly known as the Growth Fund.


FIDELITY VIP GROWTH PORTFOLIO -- The Growth Portfolio of Fidelity VIP seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

EQUITY INDEX FUND -- The Equity Index Fund of the Trust seeks to provide investment results that correspond to the aggregate price and yield performance of a representative selection of United States publicly traded common stocks. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.

SELECT GROWTH AND INCOME FUND -- The Select Growth and Income Fund of the Trust seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- The Equity-Income Portfolio of Fidelity VIP seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FIDELITY VIP II ASSET MANAGER PORTFOLIO -- The Asset Manager Portfolio of Fidelity VIP II seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.

FIDELITY VIP HIGH INCOME PORTFOLIO -- The High Income Portfolio of Fidelity VIP seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds"), while also considering growth of capital. These securities often are considered to be speculative, and involve greater risk of default or price changes than securities assigned a high quality rating. See the Fidelity VIP prospectus.


SELECT INVESTMENT GRADE INCOME FUND -- The Select Investment Grade Income Fund of the Trust is invested in a diversified portfolio of fixed income securities with the objective of seeking as high a level of total return (including both income and capital appreciation) as is consistent with prudent investment management. This Fund was formerly known as the Investment Grade Income Fund.


GOVERNMENT BOND FUND -- The Government Bond Fund of the Trust has the investment objectives of seeking high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.

MONEY MARKET FUND -- The Money Market Fund of the Trust is invested in a diversified portfolio of high-quality, short-term money market instruments with the objective of obtaining maximum current income consistent with the preservation of capital and liquidity.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE THE SUB-ACCOUNTS WHICH BEST WILL MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE PROSPECTUSES OF THE TRUST, FIDELITY VIP, FIDELITY VIP II, T. ROWE PRICE AND DGPF, ALONG WITH THIS PROSPECTUS.

If there is a material change in the investment policy of an Underlying Fund, the Owner will be notified of the change. If the Owner has accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of
(1) the effective date of such change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                              WHAT IS AN ANNUITY?

In general, an annuity is a policy designed to provide retirement income in the form of periodic annuity payments for the lifetime of the purchaser or an individual chosen by the purchaser. The retirement income payments are called "annuity payments" and the individual receiving the payments is called the "Annuitant." Annuity payments may begin immediately after a lump sum purchase is made or may begin after an investment period during which the amount necessary to provide the desired amount of retirement income is accumulated.

Under an annuity policy, the insurance company assumes a mortality risk and an expense risk. The mortality risk arises from the insurance company's guarantee that annuity payments will continue for the life of the Annuitant, regardless of how long the Annuitant lives or how long all Annuitants as a group live. The expense risk arises from the insurance company's guarantee that charges will not be increased beyond the limits specified in the policy, regardless of actual costs of operations.

The Policy Owner's purchase payments, less any applicable deductions, are invested by the insurance company. After retirement, annuity payments are paid to the Annuitant for life or for such other period chosen by the Policy Owner. In the case of a "fixed" payout annuity, the value of these annuity payments is guaranteed by the insurance company, which assumes the risk of making the investments to enable it to make the guaranteed payments. For more information about fixed payout annuities see APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT. With a variable annuity payout, the value of the Policy and the annuity payments are not guaranteed but will vary depending on the investment performance of a portfolio of securities. Any investment gains or losses are reflected in the value of the Policy and in the annuity benefit payments. If the portfolio increases in value, the value of the Policy increases. If the portfolio decreases in value, the value of the Policy decreases.

                             CHARGES AND DEDUCTIONS

Deductions under the Policy and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the Prospectuses and Statements of Additional Information of the Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price and DGPF.

A.  SURRENDER CHARGE

No charge for sales expense is deducted from purchase payments at the time the payments are made. However, a surrender charge is deducted from the Accumulated Value of the Policy in the case of surrender and/or partial redemption of the Policy or at the time annuity payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Policy Value is divided into three categories: (1) New Payments - purchase payments received by the Company during the nine years preceding the date of the surrender; (2) Old Payments - purchase payments invested in the Policy for more than nine years; and (3) the amount available under the Free Withdrawal Provision. See "Free Withdrawal Amounts" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from Free Withdrawal Amounts and then Old Payments, and finally from New Payments. Free Withdrawal Amounts and Old Payments may be withdrawn from the Policy at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

Where permitted by law, no surrender charge is imposed, and no commissions are paid, on Policies issued after December 31, 1992, where the Policy Owner and Annuitant as of the date of application are both within the following class of individuals: All employees of the Company located at the Company's home office (or at off-site locations if such employees are on the Company's home office payroll); all directors of the Company; all retired employees; all spouses and immediate family members of such employees, directors and retirees, who reside in the same household; and beneficiaries who receive a death benefit under a deceased employee's or retiree's progress sharing plan.

For purposes of the above class of individuals, "the Company" includes its affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date, as defined in the First Allmerica's Companies Pension Plan or any successor plan; and "progress sharing plan" means the First Allmerica Financial Life Insurance Company Incentive and Profit Sharing Plan or any successor plan.

Any elimination of or reduction in the amount of duration of the surrender charge will not discriminate unfairly among purchasers. The Company will not make any changes to the charge where prohibited by law.

CHARGE FOR SURRENDER AND PARTIAL REDEMPTION. If a Policy is surrendered, or if New Payments are redeemed, while the Policy is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Policy. Amounts withdrawn are then deducted first from Old Payments. Thereafter, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The Surrender Charge is as follows:

YEARS FROM DATE OF    CHARGE AS PERCENTAGE OF
PAYMENT TO DATE OF         NEW PAYMENTS
    WITHDRAWAL               WITHDRAWN
------------------    -----------------------
     0-2                          8%
      3                           7%
      4                           6%
      5                           5%
      6                           4%
      7                           3%
      8                           2%
      9                           1%
 more than 9                      0%

The amount redeemed equals the amount requested by the Policy Owner plus the charge, if any. The charge is applied as a percentage of the New Payments redeemed, but in no event will the total surrender charge exceed a maximum limit of 8% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, partial redemptions, and annuitization.

FREE WITHDRAWAL AMOUNTS. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Free Withdrawal Amount") equal to the greatest of (1), (2) or (3):

        Where (1) is:  The Accumulated Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by total gross payments not previously redeemed ("Cumulative Earnings");

        Where (2) is:  10% of the Accumulated Value as of the Valuation Date
                       coincident with or next following the date of receipt of the request for withdrawal, reduced by the total amount of any prior partial redemptions made in the same calendar year to which no surrender charge was applied;

        Where (3) is:  The amount calculated under the Company's life expectancy distribution (see "Life Expectancy Distributions," below), whether or not the withdrawal was part of such distribution (applies only if the Owner and Annuitant are the same individual).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Free Withdrawal Amount of $1,530, which is equal to the greatest of:

    (1) Cumulative Earnings ($1,000);

    (2) 10% of Accumulated Value ($1,500); or

    (3) LED of 10.2% of Accumulated Value ($1,530).


The Free Withdrawal Amount will be deducted first from Cumulative Earnings. If the Free Withdrawal Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously redeemed on a last-in-first-out ("LIFO") basis. This means that the last payments credited to the Policy will be withdrawn first. If more than one partial withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Free Withdrawal Amount has been redeemed.


LIFE EXPECTANCY DISTRIBUTIONS. Prior to the Annuity Date, an Owner who also is the Annuitant may elect to make a series of systematic withdrawals from the Policy according to the Company's life expectancy distribution ("LED") option by returning a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under policies issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Policy, at which time an Annuity Option must be selected.

If an Owner elects the Company's LED option, in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Policy changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.


(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Policy and be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS, "C. Taxation of the Policies in General." In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the amount of the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)



SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value less any applicable tax withholding. Subject to the same rules that are applicable to partial redemptions, the Company will not assess a surrender charge on a Free Withdrawal Amount. Because Old Payments count in the calculation of the Free Withdrawal Amount, if Old Payments equal or exceed the Free Withdrawal Amount, the Company may assess the full applicable surrender charge on New Payments.


Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Policy on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Policy to other policies issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the valuation date on which a written, signed request is received at the Principal Office.


For further information on surrender and partial redemption, including minimum limits on amount redeemed and amount remaining under the Policy in the case of partial redemption, and important tax considerations, see "E. Surrender" and "F. Partial Redemption" under THE VARIABLE ANNUITY POLICIES, and see FEDERAL TAX CONSIDERATIONS.


CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses a period certain option (Option V or the comparable fixed annuity option), a surrender charge will be deducted from the Accumulated Value of the Policy if the Annuity Date occurs at any time during the surrender charge period. Such charge is the same as that which would apply had the policy been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any policy year under an option involving a life contingency (Options I, II, III, IV-A, IV-B or the comparable fixed annuity options).

SALES EXPENSE. The Company pays sales commissions, not to exceed 6% of purchase payments, to entities which sell the Policies. To the extent permitted by NASD rules, expense reimbursement allowances and additional payments for other services not directly related to the sale of the Policies, including the recruitment and training of personnel, production of promotional literature, and similar services may also be made.

The Company intends to recoup the commissions and other sales expenses through a combination of anticipated surrender charges, described above, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company which may include amounts derived from mortality and expense risk charges. There is no additional charge to Owners or to the Separate Account. Any surrender charges assessed on a Policy will be retained by the Company. Alternative commission schedules are available with lower initial commission amounts based on purchase payments, plus ongoing annual compensation of up to 1% of policy value.

B.  PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity policies. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    (1) if the premium tax was paid by the Company when purchase payments were received, to the extent permitted in the Policy the premium tax charge is deducted on a pro-rata basis when partial withdrawals are made, upon surrender of the Policy, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Policies at the time the purchase payments are received); or

    (2) the premium tax charge is deducted in total when annuity benefit payments begin.

If no amount for premium tax was deducted at the time the purchase payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Policy value at the time such determination is made.

C.  POLICY FEE


A $30 Policy fee currently is deducted on the Policy anniversary date and upon full surrender of the Policy if the Accumulated Value on any of these dates is $50,000 or less. The Policy fee is not deducted after annuitization. The Policy fee is waived for Policies issued to and maintained by a trustee of a 401(k) plan.



Where Policy value has been allocated to more than one investment option (General Account and/or one or more of the Sub-Accounts), a percentage of the total Policy fee will be deducted from the Policy value in each investment option. The portion of the charge deducted from each will be equal to the percentage which the Policy value in that account represents of the total Accumulated Value under the Policy. The deduction of the Policy fee will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that investment option.



D.  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER CHARGE



The Company offers an optional Minimum Guaranteed Annuity Payout (M-GAP) Rider that may be elected by the Owner in most jurisdictions. A separate monthly charge is made for the Rider. The charge is made through a pro-rata reduction of the Accumulated Value of the Sub-Accounts and the Fixed Account (based on the relative value that the Accumulation Units of the Sub-Accounts and the dollar amounts in the Fixed Account bear to the total Accumulated Value).

The applicable charge is assessed on the Accumulated Value on the last day of each month within which the Rider has been in effect and, if applicable, on the date the Rider is terminated, multiplied by 1/12th of the following annual percentage rates:



Minimum Guaranteed Annuity Payout (M-GAP) Rider with ten-year waiting period..........................................................................  0.25%
Minimum Guaranteed Annuity Payout (M-GAP) Rider with fifteen-year waiting period..........................................................................  0.15%


For a description of the Rider, see "L. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under THE VARIABLE ANNUITY POLICIES.

E.  ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a daily charge against the assets of each Sub-Account to compensate for certain mortality and expense risks which it has assumed. The charge is imposed during both the accumulation period and the annuity period. The mortality risk arises from the Company's guarantee that it will make annuity payments in accordance with annuity rate provisions established at the time the Policy is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity phase on all Policies, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Policies and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be .80% for mortality risk and .45% for expense risk.


ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation period and the annuity period. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. However, there is no direct relationship between the amount of administrative expenses imposed on a given policy and the amount of expenses actually attributable to that policy.


Deductions for the Policy and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Separate Account and the Policies include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

TRANSFER CHARGE. The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Policy Year will be free of a transfer charge. For each subsequent transfer, it reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the costs of processing transfers. If the Policy Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge in that Policy year.


OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds.

                         THE VARIABLE ANNUITY POLICIES

The Policies are designed for use in connection with several types of retirement plans as well as for sale to individuals. Participants under such plans, as well as Policy Owners, Annuitants, and beneficiaries, are cautioned that the rights of any person to any benefits under such Policies may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policies.

Policy Owners may direct any inquiries to Annuity Client Services, Allmerica Financial Life Insurance and Annuity Company, 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 1-800-533-7881.

A.  PURCHASE PAYMENTS


Purchase payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial payment is credited to the Policy as of the date that the properly completed application which accompanies the payment is received by the Company at its Principal Office. If an application is not completed within five business days of the Company's receipt of the initial payment, or does not specify how payments are to be allocated among the investment options, the initial purchase payment will be returned within five business days. After a policy is issued, Accumulation Units will be credited to the Policy at the unit value computed as of the Valuation Date that a purchase payment is received at the Company's Principal Office on the basis of accumulation unit value next determined after receipt.


Payments may be made to the Policy at any time prior to the Annuity Date. Purchase payments are not limited as to frequency and number, but there are certain limitations as to amount. Generally, the initial payment must be at least $600. Under a salary deduction or a monthly automatic payment plan, the minimum initial payment is $50. In all cases, each subsequent payment must be at least $50. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600. Total payments may not exceed the maximum limit specified in the Policy. If the payments are divided among two or more accounts, a net amount of at least $10 of each payment must be allocated to each account.


Generally, unless otherwise requested, all payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. The Policy Owner may change allocation instructions for new payments pursuant to written or telephone request. If telephone requests are elected by the Policy Owner, a properly completed authorization form must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded.


B.  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Policy intended to qualify as an IRA may cancel the Policy at any time within ten days after receipt of the Policy and receive a refund. In order to cancel the Policy, the Owner must mail or deliver the Policy to the agent through whom the Policy was purchased, to the Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Policy for cancellation to be effective.

Within seven days, the Company will provide a refund equal to gross payments received. In some states, however, the refund may equal the greater of
(1) gross payments, or (2) the difference between the payment received and any amount allocated to the Separate Account plus the Accumulated Value of the Sub-Accounts plus any amounts deducted under the Policy or by the Underlying Funds for taxes, charges or fees. The "Right to Examine" provision on the cover of the Policy will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (1) or (2) as set forth above.

The liability of the Separate Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

C.  RIGHT TO CANCEL ALL OTHER POLICIES

An Owner may cancel the Policy at any time within ten days after receipt of the Policy (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Separate Account, and (2) the Accumulated Value of amounts allocated to the Separate Account as of the date the request is received. If the Policy was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Policy is issued, the "Right to Examine" provision on the cover of the Policy will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

D.  TRANSFER PRIVILEGE

At any time prior to the Annuity Date, subject to the Company's then current rules, an Owner may have amounts transferred among the Sub-Accounts or from the Sub-Account to the General Account, where available. Transfer values will be effected at the Accumulation Value next computed after receipt of the transfer order. The Company will make transfers pursuant to written request or, if a properly completed authorization is on file, pursuant to a telephone request.


Currently, the Company makes no charge for transfers. The first 12 transfers in a Policy year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Policy year, the Company reserves the right to assess a charge, guaranteed not to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or an Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Policy year. Each subsequent transfer or rebalancing under that request is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Policy year.


Except for transfers made under the automatic transfer option (Dollar Cost Averaging) and for transfers made under policies issued to residents of Texas, no transfers from the General Account are permitted except during the 30-day period beginning on each policy anniversary. During this 30-day "window" period, any amount (up to 100%) of the policy value may be transferred. In Texas, transfers from the Fixed Account are also permitted if there has been at least a ninety day period since the last transfer from the General Account and the amount of the transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value.

The Company reserves the right to impose limitations on transfers including, but not limited to (1) the minimum amount that may be transferred, (2) the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account, (3) the minimum period of time between transfers involving the General Account, and (4) the maximum amount that may be transferred each time from the General Account.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a pre-determined dollar amount (Dollar Cost Averaging), not less than

$100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from the Sub-Account investing in the Money Market Fund or the Government Bond Fund ("source account") to one or more of the Sub-Accounts. Automatic transfers may not be made into the General Account or, if applicable, the Sub-Account being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.

The General Account may be used as the source account from which automatic transfers can be made provided that (1) the amount of each monthly transfer cannot exceed 10% of the value in the General Account as of the date of the first transfer; (2) the amount of each bi-monthly transfer cannot exceed 20% of the value of the General Account as of the date of the first transfer and
(3) each quarterly transfer cannot exceed 25% of the value in the General Account as of the date of the first transfer.

The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as requested by the Owner, the Company will review the percentage allocations in the Sub-Accounts and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, automatic transfers and automatic rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Policy is purchased or at a later date.

E.  SURRENDER

At any time prior to the Annuity Date, an Owner may surrender the Policy and receive its Surrender Value. The Owner must return the Policy and a signed, written request for surrender, satisfactory to the Company to the Principal Office. The Surrender Value will be calculated based on the Accumulated Value of the Policy as of the Valuation Date on which the request and the Policy are received at the Principal Office.


Before the Annuity Date, a surrender charge may be deducted when a Policy is surrendered if payments have been credited to the Policy during the last nine full Policy years. See CHARGES AND DEDUCTIONS. The Policy fee and rider charge, if applicable, will be deducted upon surrender of the Policy.


After the Annuity Date, only Policies annuitized under a commutable period certain option (as specified in Annuity Option V) may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and partial redemptions of amounts in each Sub-Account during any period which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of each Separate Account is not reasonably practicable.

The Company reserves the right to defer surrenders and partial redemptions of amounts allocated to the Company's General Account for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

F.  PARTIAL REDEMPTION

At any time prior to the Annuity Date, an Owner may redeem a portion of the Accumulated Value of his or her Policy, subject to the limits stated below. The Owner must file a signed, written request for redemption, satisfactory to the Company, at the Principal Office. The written request must indicate the dollar amount the Owner wishes to receive and the account from which such amount is to be redeemed. The amount redeemed equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS.


Where allocations have been made to more than one investment option, a percentage of the partial redemption may be allocated to each. A partial redemption from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount redeemed, computed as of the Valuation Date that the request is received at the Principal Office.



Each partial redemption must be a minimum of $100. No partial redemption will be permitted if the Accumulated Value remaining under the Policy would be reduced to less than $1,000. Partial redemptions will be paid in accordance with the time limitations described above under "E. Surrender."


For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from partial redemptions, see FEDERAL TAX CONSIDERATIONS.

G.  DEATH BENEFIT


If the Annuitant dies (or an Owner predeceases the Annuitant) prior to the Annuity Date while the Policy is in force, a death benefit will be paid to the beneficiary, except where the Policy continues as provided below in "H. The Spouse of the Owner as Beneficiary." Upon death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of
(1) the Accumulated Value on the Valuation Date that the Company receives due proof of death at the Principal Office, (2) the total amount of gross payments made under the Policy reduced proportionately to reflect the amount of all prior partial withdrawals, or (3) the death benefit that would have been payable on the most recent fifth year Policy anniversary, increased for subsequent purchase payments and reduced proportionally to reflect withdrawals after that date. A partial withdrawal will reduce the gross payments available as a death benefit under (2) in the same proportion that the Accumulated Value was reduced on the date of withdrawal. For each withdrawal, the reduction is calculated by multiplying the total amount of gross payments by a fraction, the numerator of which is the amount of the partial withdrawal and the denominator of which is the Accumulated Value immediately prior to the withdrawal. For example, if gross payments total $8,000 and a $3,000 withdrawal is made when the Accumulated Value is $12,000, the proportional reduction of gross payments available as a death benefit is calculated as follows: The Accumulated Value is reduced by 1/4 (3,000 divided by 12,000); therefore, the gross amount available as a death benefit under
(2) also will be reduced by 1/4 (8,000 times 1/4 equals $2,000), so that the $8,000 gross payments are reduced to $6,000. Payments made after a withdrawal will increase the death benefit available under (2) by the amount of the payment.


A partial withdrawal after the most recent fifth year Policy anniversary will decrease the death benefit available under (3) in the same proportion that the Accumulated Value was reduced on the date of the withdrawal. For example, if the death benefit that would have been payable on the most recent fifth year Policy anniversary is $12,000 and partial withdrawals totaling $5,000 are made thereafter when the Accumulated Value is $15,000, the proportional reduction of death benefit available under (3) is calculated as follows: The Accumulated Value is reduced by 1/3 (5,000 divided by 15,000); therefore, the death benefit that would have been payable on the most recent fifth year Policy anniversary will also be reduced by 1/3 (12,000 times 1/3 or $4,000), so that the death benefit available under (3) will be $8,000 ($12,000 minus $4,000). Payments made after the most recent fifth year Policy anniversary will increase the death benefit available under (3) by the amount of the payment. Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value of the Policy next determined following receipt of due proof of death received at the Principal Office.

Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value on the Valuation Date that the Company receives due proof of death received at the Principal Office.

The death benefit generally will be paid to the beneficiary in one sum. The beneficiary may, however, by written request, elect one of the following options:

    (1) The payment of the one sum may be delayed for a period not to exceed five years from the date of death.

    (2) The death benefit may be paid in installments. Payments must begin within one year from the date of death and are payable over a period certain not extended beyond the life expectancy of the beneficiary.

    (3) All or a portion of the death benefit may be used to provide a life annuity for the beneficiary. Benefits must begin within one year from the date of death and are payable over a period not extended beyond the life expectancy of the beneficiary. Any annuity benefits will be provided in accordance with the annuity options of the Policy.

If there is more than one beneficiary, the death benefit will be paid to such beneficiaries in one sum unless the Company consents to pay an annuity option chosen by the beneficiaries.

With respect to any death benefit, the Accumulated Value under the Policy shall be based on the unit values next computed after due proof of death has been received at the Principal Office. If the beneficiary elects to receive the death benefit in one sum, the death benefit will be paid within seven business days. If the beneficiary (other than a spousal beneficiary under an IRA) has not elected an annuity option within one year from the date notice of death is received by the Company, the Company will pay the death benefit in one sum. The death benefit will reflect any earnings or losses experienced during the period and any withdrawals.

If the Annuitant's death occurs on or after the Annuity Date but before the completion of all guaranteed monthly annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death. If there is more than one beneficiary, the commuted value of the payments, computed on the basis of the assumed interest rate incorporated in the annuity option table on which such payments are based, shall be paid to the beneficiaries in one sum.

H.  THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as sole beneficiary ("spousal beneficiary"), may by written request continue the Policy in force rather than receive the death benefit. The spousal beneficiary will become the new Owner (and, if the deceased Owner was also the Annuitant, the new Annuitant). All other rights and benefits provided in the Policy will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Policy upon such new Owner's death.

I.  ASSIGNMENT

The Policy may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. Policies sold in connection with IRA plans and certain other qualified plans, however, are not assignable. For more information about these plans, see FEDERAL TAX CONSIDERATIONS.

The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Policy is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Policy to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Policy. The interest of the Owner and of any beneficiary will be subject to any assignment.

J.  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE


Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Policy, by the annuity option selected, and by the investment performance of the investment options selected.


To the extent a fixed annuity is selected, Accumulated Value will be transferred to the General Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

Under a variable annuity, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made each month. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each monthly payment will vary.

The annuity option selected must produce an initial payment of at least $50. If a combination of fixed and variable payments is selected, the initial payment on each basis must be at least $50. The Company reserves the right to increase these minimum amounts. If the annuity option selected does not produce initial payments which meet these minimums, the Company will pay the Accumulated Value in one sum. Once the Company begins making annuity payments, the Annuitant cannot make partial redemptions or surrender the annuity benefit, except in the case where a commutable period certain option (Option V or a comparable fixed option) has been chosen. Beneficiaries entitled to receive remaining payments for a "period certain" may elect to instead receive a lump sum settlement.


The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age at the date of issue of the Policy is 75 or under, or
(2) within ten years from the date of issue of the Policy and before the Annuitant's 90th birthday, if the Annuitant's age at the date of issue is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday. The new Annuity Date must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90. The Code and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See FEDERAL TAX CONSIDERATIONS for further information.


If the Owner does not elect otherwise, annuity benefit payments will be made in accordance with Option I, a variable life annuity with 120 monthly payments guaranteed. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.


If the Owner exercises the Minimum Guaranteed Annuity Payout (M-GAP) Rider, annuity benefit payments must be made under a fixed annuity payout option involving a life contingency and will be determined based on the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Policy.


K.  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS


The Company currently provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Select Growth and Income Fund, the Equity Index Fund, the Core Equity Fund and the Money Market Fund.


The Company also provides fixed annuity payout options which are comparable to the variable annuity options. Regardless of how payments were allocated during the accumulation period, any one of the variable annuity payout options or the fixed-payout options may be selected, or any one of the variable annuity options may be selected in combination with any one of the fixed-amount annuity options. Other annuity options may be offered by the Company.


OPTION I -- VARIABLE LIFE ANNUITY WITH 120 MONTHLY PAYMENTS GUARANTEED. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before 120 monthly payments have been paid, the monthly annuity benefit payments will continue to the beneficiary until a total of 120 monthly payments have been paid.



OPTION II -- VARIABLE LIFE ANNUITY. A variable annuity payable only during the lifetime of the Annuitant. It would be possible under this option for the payee to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.



OPTION III -- UNIT REFUND VARIABLE LIFE ANNUITY. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if
(1) exceeds (2), then monthly variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).


        Where:  (1)  is the dollar amount of the Accumulated Value divided by the dollar amount of the first monthly payment (which determines the greatest number of payments payable to the beneficiary), and

                (2) is the number of monthly payments paid prior to the death of the Annuitant.


OPTION IV-A -- JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-B, below.



OPTION IV-B -- JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-A, above.



OPTION V -- PERIOD CERTAIN VARIABLE ANNUITY. A monthly variable annuity payable for a stipulated number of years ranging from one to 30 years. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain option is automatically commutable.


It should be noted that Option V does not involve a life contingency. In the computation of the payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under Option V to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to Owners who have elected Option V prior to the date of any change in this practice. See FEDERAL TAX CONSIDERATIONS for a discussion of the possible adverse tax consequences of selecting Option V.

L.  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER


An optional Minimum Guaranteed Annuity Payout (M-GAP) Rider is currently available in most jurisdictions for a separate monthly charge. The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Policy anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Policy. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:



    (a) the Accumulated Value on the Policy Anniversary that the M-GAP Benefit Base is being determined;



    (b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or



    (c) the highest Accumulated Value on any Policy anniversary since the Rider effective date, as determined after being increased for subsequent payments and proportionately reduced for subsequent withdrawals.


For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            amount of the withdrawal
           ----------------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

CONDITIONS ON ELECTION OF THE M-GAP RIDER.



    - The Owner may elect the M-GAP Rider at Policy issue or at any time thereafter, however, if the Rider is not elected within thirty days after Policy issue or within thirty days after a Policy anniversary date, the effective date of the Rider will be the following Policy anniversary date.


    - The Owner may not elect a Rider with a ten-year waiting period if at the time of election the Annuitant has reached his or her 78th birthday. The Owner may not elect a Rider with a fifteen-year waiting period if at the time of election the Annuitant has reached his or her 73rd birthday.


EXERCISING THE M-GAP RIDER.



    - The Owner may only exercise the M-GAP Rider within thirty days after any Policy anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.


    - The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "K. Description of Variable Annuity Payout Options."


    - The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Policy.



TERMINATING THE M-GAP RIDER.



    - The Owner may not terminate the M-GAP Rider prior to the seventh Policy anniversary after the effective date of the Rider, unless such termination occurs (1) on or within thirty days after any Policy anniversary and
      (2) in conjunction with the repurchase of an M-GAP Rider with a waiting period of equal or greater length at its then current price, if available.



    - The Owner may terminate the Rider at any time after the seventh Policy anniversary following the effective date of the Rider.


    - The Owner may repurchase a Rider with a waiting period equal to or greater than the Rider then in force at the new Rider's then current price, if available, however, repurchase may only occur on or within thirty days of a Policy anniversary.

    - Other than in the event of a repurchase, once terminated the Rider may not be purchased again.

    - The Rider will terminate upon surrender of the Policy or the date that a death benefit is payable if the Policy is not continued under "H. The Spouse of the Owner as Beneficiary" (see THE VARIABLE ANNUITY POLICIES).


From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Policy during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.



For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With 120 Monthly Payments Guaranteed. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.


                                MINIMUM
  POLICY         MINIMUM       GUARANTEED
ANNIVERSARY     GUARANTEED       ANNUAL
AT EXERCISE    BENEFIT BASE    INCOME(1)
-----------    ------------    ----------
  10             $162,889        $12,153
  15             $207,892        $17,695

(1)Other fixed annuity options involving a life contingency other than Life Annuity With 120 Monthly Payments Guaranteed are available. See "K. Description of Variable Annuity Payout Options."


The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base. The Company reserves the right to terminate the availability of the M-GAP Rider at any time. Such a termination would not effect Riders issued prior to the termination date, but, as noted above, Owners would not be able to purchase a new Rider under the repurchase feature. (See above, "TERMINATING THE M-GAP RIDER.")


M.  NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a policy issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates, or (2) the guaranteed male rates described in such Policy, regardless of whether the Annuitant is male or female.

Although the Company believes that the Supreme Court ruling does not affect Policies funding IRA plans that are not employer-sponsored, the Company will apply certain aspects of the ruling to annuity benefits under such Policies, except in those states in which it is prohibited. Such benefits will be based on
(1) the greater of the guaranteed unisex annuity rates described in the Policies, or (2) the Company's sex-distinct Non-Guaranteed Current Annuity Option Rates.

N.  COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "M. NORRIS Decision" above) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Policy provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Policy. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

    - For life annuity options the dollar amount is determined by multiplying
      (1) the Accumulated Value applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.


    - For all period certain options the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (less premium tax, if any) divided by $1,000, by
      (2) the applicable amount of the first monthly payment per $1,000 of value.


    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Policy.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an annuity unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.


If the Owner elects the M-GAP Rider, at annuitization the annuity benefit payments provided under the Rider (calculated by applying the guaranteed annuity factors to the Minimum Guaranteed Annuity Payout Benefit Base), are compared to the payments that would otherwise be available with the Rider. If annuity benefit payments under the Rider are higher, the Owner may exercise the Rider, provided that the conditions of the Rider are met. If annuity benefit payments under the Rider are lower, the Owner may choose not to exercise the Rider and instead annuitize under current annuity factors. See "L. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider," above.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Policy, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the owner, annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with this Policy.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY POLICIES IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.


A.  GENERAL



THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Policy, the Separate Account or the Sub-Accounts may have upon its tax. The Separate Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Separate Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.


The Separate Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.


DIVERSIFICATION REQUIREMENTS.  The IRS has issued regulations under
Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Policy will not be treated as an annuity contract and therefore, the income on the Policy, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Funds will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Policy modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.



INVESTOR CONTROL. In order for a variable annuity policy to qualify for tax deferral, the Company, and not the variable policy owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity policy. In certain circumstances, however, variable annuity policy owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity policy owner may be considered the owner of segregated account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policy owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company, therefore, additionally reserves the right to modify the Policy as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity policies.


B.  QUALIFIED AND NON-QUALIFIED POLICIES


From a federal tax viewpoint there are two types of variable annuity policies:
"qualified" policies and "non-qualified" policies. A qualified policy is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified policy is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified policy or a non-qualified policy. For more information on the tax provisions applicable to qualified policies, see "E. Provisions Applicable to Qualified Employer Plans" below.


C.  TAXATION OF THE POLICIES IN GENERAL

The Company believes that the Policy described in this Prospectus will, with certain exceptions (see "Nonnatural Owners" below), be considered an annuity policy under Section 72 of the Code. Please note, however, if the Owner chooses an Annuity Date beyond the Annuitant's 85th birthday, it is possible that the Policy may not be considered an annuity for tax purposes and therefore, the Owner may be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisers for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Policy's Accumulated Value is not taxable to the Owner until it is withdrawn from the Policy. Under the current provisions of the Code, amounts received under an annuity policy prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the policy over the taxpayer's "investment in the policy." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the Policy" is the total of all payments to the Policy which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income.
Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity policies issued by the same insurance company to the same owner during a single calendar year be treated as one policy in determining taxable distributions.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Policy, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the cost basis of the Policy bears to the expected return under the Policy. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all cost basis in the Policy is recovered, the entire payment is taxable. If the annuitant dies before the cost basis is recovered, a deduction for the difference is allowed on the annuitant's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2, or if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code) or, in the case of the Owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity policy were determined by amortizing the accumulated value of the policy over the taxpayer's remaining life expectancy (such as under the Policy's LED option), and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Policy to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Policy to the Annuitant on the Annuity Date, as required under the Policy, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

NONNATURAL OWNERS. As a general rule, deferred annuity policies owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity policies for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity policies purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity policy under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity policies. Contributions and investment earnings are not taxable to employees until distributed. With respect to payments made after February 28, 1986, however, a policy owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72. In addition, plan assets are treated as property of the employer, and are subject to the claims of the employer's general creditors.

D.  TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified policies and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified policies. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Policies offered by this Prospectus will vary according to whether or not the amount withdrawn or surrendered is allocable to an investment in the Policy made before or after certain dates.

E.  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS


Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity policy solely to obtain its tax deferral feature. However, other features offered under this Policy and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Policy a suitable investment for a qualified retirement plan.


The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity policy used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Policy. Before purchasing any annuity policy for use in funding a qualified plan, more specific information should be obtained.

A qualified Policy may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to an Owner of a non-qualified Policy. Individuals purchasing a qualified Policy should review carefully any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Policies in connection with such plans should seek competent advice as to the suitability of the Policy to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Policy will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Policy as described in this Prospectus. See "C. Right to Cancel Individual Retirement Annuity."


Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or Simple IRA plans for their employees using the employees IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Policies purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA policies should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the policies.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA policy after December 31, 1988, may not begin before the employee attains age 59, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA policy issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                        LOANS (QUALIFIED POLICIES ONLY)

Loans will be permitted only for TSAs and Policies issued to a plan qualified under Section 401(a) and 401(k) of the Code. Loans are made from the Policy's value on a pro-rata basis from all investment options. The maximum loan amount is the amount determined under the Company's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Policy. Loans are subject to applicable retirement legislation and their taxation is determined under the federal income tax laws. The amount borrowed will be transferred to a fixed, minimum guarantee loan assets account in the Company's General Account, where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five years and must be made at least quarterly in substantially equal amounts. When repayments are received, they will be allocated pro-rata in accordance with the Owner's most recent allocation instructions.

The amount of the death benefit, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Series. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her policy, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting Policy Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Policy. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/ annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if, in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The

Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds are sold to separate accounts of unaffiliated insurance companies ("shared funding") which issue variable annuity and variable life policies ("mixed funding"). It is conceivable that in the future such shared funding or mixed funding may be disadvantageous for variable life insurance owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresees any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken in response thereto.


The Company reserves the right, subject to compliance with applicable law, to:


    (1) transfer assets from the Separate Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

    (2) to operate the Separate Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Separate Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor,

    (6) to change the names of the Separate Account or of the Sub-Accounts, and


    (7) to combine with other Sub-Accounts or other separate accounts of the Company.



If any of these substitutions or changes are made, the Company may endorse the Policy to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.


                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Funds, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to the Policies in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change and, as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Funds.

During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Policy by the net asset value of one Underlying Fund share.

During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the variable annuity is depleted.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Policies as presently offered and to make any change to provisions of the Policy to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets of that relates to the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the General Account are not generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity policy and the General Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The General Account of the Company is made up of all of the general assets of the Company other than those allocated to any Separate Account. Allocations to the General Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net purchase payments may be allocated to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Policies, the minimum interest which may be credited on amounts allocated to the General Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Policy is surrendered, or if an Excess Amount is redeemed, while the Policy is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Policy less than nine full policy years

                                   APPENDIX B
               POLICY NO. A3018-91 (AND STATE VARIATIONS THEREOF)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              POLICY NO. A3018-94
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

If your Policy is issued on Form No. A3018-91 or Form No. A3018-94, your Policy is substantially similar to the Policy described in this Prospectus (A3018-93), except as follows:


1. (For Owners of A3018-94 only, the following is added:) The issuer of the policy is First Allmerica rather than Allmerica Financial. First Allmerica, organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 1999, First Allmerica and its subsidiaries had over $25 billion in combined assets and over $43 billion of life insurance in force. Effective October 16, 1995, First Allmerica converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. First Allmerica is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.


First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

First Allmerica is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

2. The Owner, if a natural person, and the Annuitant must be the same under Form A3018-94 and joint Owners are not permitted. Under A3018-91 and A3018-93 the Owner and the Annuitant may be different and joint Owners are permitted if one of the two joint Owners is also the Annuitant.

3. The minimum interest rate credited to amounts allocated to the General Account respecting A3018-93 and A3018-94 is 3% compounded annually. For A3018-91 the minimum interest rate guarantees are 5% compounded annually for the first five Policy years, 4% for the next five Policy years and 3.5% thereafter.

4. The stepped-up death benefit under A3018-91 and A3018-94 applies to the most recent fifth year Policy anniversary and gross payments are simply reduced by subsequent withdrawals by subtracting the amount of the withdrawal from the total gross payments. The stepped-up death benefit under A3018-93 applies to the most recent fifth year Policy anniversary and the guaranteed death benefit is reduced proportionately to reflect partial withdrawals (in the same proportion that the Accumulated Value was reduced by the withdrawals).

5. Under A3018-91 and A3018-94, the Free Withdrawal Amount is equal to the greater of (1) 10% of the Accumulated Value as of December 31 of the previous calendar year, or (2) the life expectancy distribution, if applicable. The Free Withdrawal Amount is deducted first from Old Payments, then from the earliest New Payments and so on until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting (LIFO or last-in-first-out method in New Jersey).

6. The transfer provisions of A3018-91 are identical to those of A3018-93. Under A3018-94, the General Account restrictions described in the third paragraph of "D. Transfer Privilege" are deleted and replaced with the following:

Except for General Account transfers made under the automatic transfer option (Dollar Cost Averaging), transfers from the General Account will only be permitted if there has been a least a ninety (90) day period since the last transfer from the General Account and the amount transferred from the General Account in each transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value under the Policy.

7. Because of the differences in the amount of the Free Withdrawal (see 4. above), the following expense examples apply to Owners of A3018-91 and A3018-94 and should be referred to rather than examples (1)(a) and (1)(b) on page 8 of this Prospectus:



(1)(a) If, at the end of the applicable period, you surrender your Policy or annuitize under any period certain option, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and no rider:



WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Select International Equity Fund...........................    $98        $141       $179       $286
DGPF International Equity Series...........................    $97        $139       $175       $279
Fidelity VIP Overseas Portfolio............................    $96        $138       $173       $275
T. Rowe Price International Stock Portfolio................    $98        $142       $180       $289
Select Aggressive Growth Fund..............................    $96        $137       $171       $271
Select Capital Appreciation Fund...........................    $97        $140       $176       $281
Select Value Opportunity Fund..............................    $97        $140       $176       $281
Select Growth Fund.........................................    $96        $135       $169       $267
Core Equity Fund...........................................    $92        $125       $151       $231
Fidelity VIP Growth Portfolio..............................    $94        $130       $160       $249
Equity Index Fund..........................................    $91        $121       $144       $217
Select Growth and Income Fund..............................    $95        $133       $164       $257
Fidelity VIP Equity-Income Portfolio.......................    $93        $127       $156       $240
Fidelity VIP II Asset Manager Portfolio....................    $94        $129       $159       $246
Fidelity VIP High Income Portfolio.........................    $94        $131       $162       $252
Select Investment Grade Income Fund........................    $92        $125       $152       $233
Government Bond Fund.......................................    $94        $129       $158       $245
Money Market Fund..........................................    $90        $119       $141       $211



(1)(b) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period:



WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Select International Equity Fund...........................    $100       $149       $191       $310
DGPF International Equity Series...........................    $ 99       $147       $188       $303
Fidelity VIP Overseas Portfolio............................    $ 99       $145       $186       $299
T. Rowe Price International Stock Portfolio................    $100       $149       $192       $313
Select Aggressive Growth Fund..............................    $ 99       $144       $184       $295
Select Capital Appreciation Fund...........................    $100       $147       $188       $305
Select Value Opportunity Fund..............................    $100       $147       $188       $305
Select Growth Fund.........................................    $ 98       $143       $182       $291
Core Equity Fund...........................................    $ 95       $132       $164       $256
Fidelity VIP Growth Portfolio..............................    $ 96       $138       $173       $275
Equity Index Fund..........................................    $ 93       $128       $157       $243
Select Growth and Income Fund..............................    $ 97       $140       $177       $283
Fidelity VIP Equity-Income Portfolio.......................    $ 96       $135       $168       $266
Fidelity VIP II Asset Manager Portfolio....................    $ 96       $137       $171       $272
Fidelity VIP High Income Portfolio.........................    $ 97       $139       $175       $278
Select Investment Grade Income Fund........................    $ 95       $133       $165       $258
Government Bond Fund.......................................    $ 96       $137       $171       $271
Money Market Fund..........................................    $ 93       $127       $154       $237


8. First Allmerica Financial Life Insurance Company first offered ExecAnnuity Plus to the public in 1994.

                               PERFORMANCE TABLES
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                 EXECANNUITY PLUS '91 (ISSUED ON FORM A3018-94)
                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                              FOR YEAR                              SINCE
                                           SUB-ACCOUNT          ENDED                           INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND  INCEPTION DATE      12/31/99           5 YEARS         SUB-ACCOUNT
----------------------------------------  --------------   ---------------   ---------------   ---------------
Select International Equity Fund.....          5/3/94               21.61%            16.17%            13.29%
DGPF International Equity Series.....         4/20/94                5.97%            10.87%             9.44%
Fidelity VIP Overseas Portfolio......         4/20/94               32.45%            15.02%            12.70%
T. Rowe Price International Stock
 Portfolio...........................          5/1/95               23.26%              N/A             13.09%
Select Aggressive Growth Fund........         4/20/94               28.37%            20.91%            18.65%
Select Capital Appreciation Fund.....         4/30/95               15.40%              N/A             18.99%
Select Value Opportunity Fund........         4/20/94              -13.03%            11.13%             9.30%
Select Growth Fund...................         4/20/94               19.70%            26.72%            24.36%
Core Equity Fund.....................         4/20/94               19.24%            22.88%            20.66%
Fidelity VIP Growth Portfolio........         4/20/94               27.14%            27.27%            25.15%
Equity Index Fund....................         4/21/94               10.48%            25.47%            22.83%
Select Growth and Income Fund........         4/20/94                8.55%            19.36%            17.48%
Fidelity VIP Equity-Income Portfolio...       4/20/94               -3.05%            16.14%            15.54%
Fidelity VIP II Asset Manager
 Portfolio...........................         5/11/94                1.54%            13.32%            11.53%
Fidelity VIP High Income Portfolio...         4/20/94               -1.27%             8.41%             7.35%
Select Investment Grade Income Fund...        4/21/94               -9.49%             4.99%             4.31%
Government Bond Fund.................         4/20/94               -8.36%             3.84%             3.48%
Money Market Fund....................         4/10/94               -3.85%             3.03%             3.15%



                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEES)



                                                              FOR YEAR                              SINCE
                                           SUB-ACCOUNT          ENDED                           INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND  INCEPTION DATE      12/31/99           5 YEARS         SUB-ACCOUNT
----------------------------------------  --------------   ---------------   ---------------   ---------------
Select International Equity Fund.....          5/3/94               29.81%            16.86%            13.84%
DGPF International Equity Series.....         4/20/94               14.08%            11.61%             9.99%
Fidelity VIP Overseas Portfolio......         4/20/94               40.56%            15.69%            13.21%
T. Rowe Price International Stock
 Portfolio...........................          5/1/95               31.39%              N/A             13.87%
Select Aggressive Growth Fund........         4/20/94               36.65%            21.57%            19.18%
Select Capital Appreciation Fund.....         4/30/95               23.55%              N/A             19.67%
Select Value Opportunity Fund........         4/20/94               -6.08%            11.91%             9.90%
Select Growth Fund...................         4/20/94               27.92%            27.23%            24.74%
Core Equity Fund.....................         4/20/94               27.46%            23.46%            21.10%
Fidelity VIP Growth Portfolio........         4/20/94               35.45%            27.89%            25.65%
Equity Index Fund....................         4/21/94               18.67%            25.96%            23.20%
Select Growth and Income Fund........         4/20/94               16.71%            19.96%            17.93%
Fidelity VIP Equity-Income Portfolio...       4/20/94                4.79%            16.92%            16.13%
Fidelity VIP II Asset Manager
 Portfolio...........................         5/11/94                9.48%            13.98%            12.01%
Fidelity VIP High Income Portfolio...         4/20/94                6.59%             9.28%             8.01%
Select Investment Grade Income Fund...        4/21/94               -2.41%             5.85%             4.94%
Government Bond Fund.................         4/20/94               -1.22%             4.71%             4.10%
Money Market Fund....................         4/10/94                3.66%             3.96%             3.81%

                                    TABLE 2A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF UNDERLYING FUND
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                            UNDERLYING        FOR YEAR                           10 YEARS OR
                                               FUND             ENDED                          SINCE INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND  INCEPTION DATE      12/31/99           5 YEARS           IF LESS
----------------------------------------  --------------   ---------------   ---------------   ---------------
Select International Equity Fund.....          5/2/94               21.61%            16.17%            13.28%
DGPF International Equity Series.....        10/29/92                5.97%            10.87%            10.26%
Fidelity VIP Overseas Portfolio......         1/28/87               32.45%            15.02%             9.73%
T. Rowe Price International Stock
 Portfolio...........................         3/31/94               23.26%            12.85%            11.30%
Select Aggressive Growth Fund........         8/21/92               28.37%            20.91%            18.69%
Select Capital Appreciation Fund.....         4/28/95               15.40%              N/A             18.99%
Select Value Opportunity Fund........         4/30/93              -13.03%            11.13%             9.58%
Select Growth Fund...................         8/21/92               19.70%            26.72%            18.60%
Core Equity Fund.....................         4/29/85               19.24%            22.88%            15.50%
Fidelity VIP Growth Portfolio........         10/9/86               27.14%            27.27%            17.98%
Equity Index Fund....................         9/28/90               10.48%            25.47%            18.85%
Select Growth and Income Fund........         8/21/92                8.55%            19.36%            14.01%
Fidelity VIP Equity-Income Portfolio...       10/9/86               -3.05%            16.14%            12.71%
Fidelity VIP II Asset Manager
 Portfolio...........................          9/6/89                1.54%            13.32%            11.48%
Fidelity VIP High Income Portfolio...         9/19/85               -1.27%             8.41%            10.71%
Select Investment Grade Income Fund...        4/29/85               -9.49%             4.99%             6.10%
Government Bond Fund.................         8/26/91               -8.36%             3.84%             4.58%
Money Market Fund....................         4/29/85               -3.85%             3.03%             3.67%



                                    TABLE 2B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF UNDERLYING FUND
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEES)



                                            UNDERLYING        FOR YEAR                           10 YEARS OR
                                               FUND             ENDED                          SINCE INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND  INCEPTION DATE      12/31/99           5 YEARS           IF LESS
----------------------------------------  --------------   ---------------   ---------------   ---------------
Select International Equity Fund.....          5/2/94               29.81%            16.86%            13.83%
DGPF International Equity Series.....        10/29/92               14.08%            11.61%            10.50%
Fidelity VIP Overseas Portfolio......         1/28/87               40.56%            15.69%             9.84%
T. Rowe Price International Stock
 Portfolio...........................         3/31/94               31.39%            13.56%            11.82%
Select Aggressive Growth Fund........         8/21/92               36.65%            21.57%            18.97%
Select Capital Appreciation Fund.....         4/28/95               23.55%              N/A             19.67%
Select Value Opportunity Fund........         4/30/93               -6.08%            11.91%             9.98%
Select Growth Fund...................         8/21/92               27.92%            27.23%            18.83%
Core Equity Fund.....................         4/29/85               27.46%            23.46%            15.64%
Fidelity VIP Growth Portfolio........         10/9/86               35.45%            27.89%            18.23%
Equity Index Fund....................         9/28/90               18.67%            25.96%            18.94%
Select Growth and Income Fund........         8/21/92               16.71%            19.96%            14.25%
Fidelity VIP Equity-Income Portfolio...       10/9/86                4.79%            16.92%            12.95%
Fidelity VIP II Asset Manager
 Portfolio...........................          9/6/89                9.48%            13.98%            11.53%
Fidelity VIP High Income Portfolio...         9/19/85                6.59%             9.28%            10.83%
Select Investment Grade Income Fund...        4/29/85               -2.41%             5.85%             6.15%
Government Bond Fund.................         8/26/91               -1.22%             4.71%             4.69%
Money Market Fund....................         4/29/85                3.66%             3.96%             3.73%

                                   APPENDIX C
                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K


                                                                         YEAR ENDED DECEMBER 31,
                                          -------------------------------------------------------------------------------------
                                            1999       1998       1997       1996       1995       1994       1993       1992
                                          --------   --------   --------   --------   --------   --------   --------   --------
SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period...................    1.605      1.398      1.355      1.127      0.956      1.000        N/A        N/A
  End of Period.........................    2.084      1.605      1.398      1.355      1.127      0.956        N/A        N/A
  Units Outstanding at End of Period (in
    thousands)..........................  129,946    130,011    115,585     77,485     37,680     12,530        N/A        N/A

DGPF INTERNATIONAL EQUITY SERIES
Unit Value:
  Beginning of Period...................    1.736      1.596      1.519      1.284      1.143      1.129      1.000        N/A
  End of Period.........................    1.980      1.736      1.596      1.519      1.284      1.143      1.129        N/A
  Units Outstanding at End of Period (in
    thousands)..........................   63,396     68,279     62,134     44,416     34,692     26,924      6,681        N/A

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period...................    1.814      1.632      1.484      1.330      1.230      1.226      0.906      1.030
  End of Period.........................    2.550      1.814      1.632      1.484      1.330      1.230      1.226      0.906
  Units Outstanding at End of Period (in
    thousands)..........................   58,821     59,052     56,689     63,050     65,256     59,774     25,395      6,728

T. ROWE PRICE INTERNATIONAL STOCK
 PORTFOLIO
Unit Value:
  Beginning of Period...................    1.396      1.222      1.203      1.064      1.000        N/A        N/A        N/A
  End of Period.........................    1.834      1.396      1.222      1.203      1.064        N/A        N/A        N/A
  Units Outstanding at End of Period (in
    thousands)..........................   68,032     68,367     59,832     35,915     10,882        N/A        N/A        N/A

SELECT AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period...................    2.513      2.305      1.970      1.686      1.292      1.342      1.139      1.000
  End of Period.........................    3.433      2.513      2.305      1.970      1.686      1.292      1.342      1.139
  Units Outstanding at End of Period (in
    thousands)..........................  123,337    125,758    106,790     89,974     70,349     54,288     26,158      2,019

SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period...................    1.875      1.670      1.482      1.383      1.000        N/A        N/A        N/A
  End of Period.........................    2.316      1.875      1.670      1.482      1.383        N/A        N/A        N/A
  Units Outstanding at End of Period (in
    thousands)..........................   81,133     80,048     70,932     52,927     16,096        N/A        N/A        N/A

SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period...................    2.011      1.945      1.580      1.249      1.075      1.167      1.000        N/A
  End of Period.........................    1.889      2.011      1.945      1.580      1.249      1.075      1.167        N/A
  Units Outstanding at End of Period (in
    thousands)..........................  103,456     99,750     85,126     60,145     43,433     33,049      9,902        N/A

                                                                         YEAR ENDED DECEMBER 31,
                                          -------------------------------------------------------------------------------------
                                            1999       1998       1997       1996       1995       1994       1993       1992
                                          --------   --------   --------   --------   --------   --------   --------   --------
SELECT GROWTH FUND
Unit Value:
  Beginning of Period...................    2.671      2.001      1.514      1.259      1.024      1.055      1.058      1.000
  End of Period.........................    3.417      2.671      2.001      1.514      1.259      1.024      1.055      1.058
  Units Outstanding at End of Period (in
    thousands)..........................  136,939    121,005     96,643     62,633     47,078     38,415     26,064      3,039

CORE EQUITY FUND
Unit Value:
  Beginning of Period...................    2.748      2.336      1.894      1.599      1.221      1.236      1.175      1.111
  End of Period.........................    3.503      2.748      2.336      1.894      1.599      1.221      1.236      1.175
  Units Outstanding at End of Period (in
    thousands)..........................  167,814    164,914    156,173    135,573    116,008    102,399     72,609     34,373

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period...................    3.586      2.608      2.143      1.895      1.419      1.440      1.224      1.135
  End of Period.........................    4.857      3.586      2.608      2.143      1.895      1.419      1.440      1.224
  Units Outstanding at End of Period (in
    thousands)..........................  160,262    149,009    148,211    142,450    116,485     90,717     49,136     18,253

EQUITY INDEX FUND
Unit Value:
  Beginning of Period...................    3.265      2.581      1.977      1.640      1.221      1.266      1.135      1.074
  End of Period.........................    3.874      3.265      2.581      1.977      1.640      1.221      1.226      1.135
  Units Outstanding at End of Period (in
    thousands)..........................  131,644    107,625     85,344     57,428     39,534     29,176     22,466      9,535

SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period...................    2.270      1.978      1.638      1.370      1.066      1.074      0.987      1.000
  End of Period.........................    2.650      2.270      1.978      1.638      1.370      1.066      1.074      0.987
  Units Outstanding at End of Period (in
    thousands)..........................  132,428    119,107    103,543     82,434     63,841     51,098     31,846      4,711

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period...................    3.107      2.824      2.236      1.185      1.490      1.412      1.211      1.051
  End of Period.........................    3.256      3.107      2.824      2.236      1.185      1.490      1.412      1.211
  Units Outstanding at End of Period (in
    thousands)..........................  188,374    187,989    180,001    167,000    139,145    104,356     61,264     17,855

FIDELITY VIP II ASSET MANAGER PORTFOLIO
Unit Value:
  Beginning of Period...................    1.717      1.514      1.273      1.127      0.977      1.000        N/A        N/A
  End of Period.........................    1.879      1.717      1.514      1.273      1.127      0.977        N/A        N/A
  Units Outstanding at End of Period (in
    thousands)..........................   78,861     69,704     55,551      42415      33444      20720        N/A        N/A

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period...................    2.142      2.272      1.958      1.743      1.465      1.510      1.270      1.047
  End of Period.........................    2.284      2.142      2.272      1.958      1.743      1.465      1.510      1.270
  Units Outstanding at End of Period (in
    thousands)..........................   97,498     97,829     76,343     53,956     38,042     27,041     13,583      3,625

                                                                         YEAR ENDED DECEMBER 31,
                                          -------------------------------------------------------------------------------------
                                            1999       1998       1997       1996       1995       1994       1993       1992
                                          --------   --------   --------   --------   --------   --------   --------   --------
SELECT INVESTMENT GRADE INCOME FUND
Unit Value:
  Beginning of Period...................    1.629      1.530      1.418      1.390      1.073      1.250      1.145      1.073
  End of Period.........................    1.590      1.629      1.530      1.418      1.390      1.196      1.250      1.145
  Units Outstanding at End of Period (in
    thousands)..........................  106,780    102,088     86,816     79,054     69,168     57,454     48,488     15,428

GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period...................    1.469      1.384      1.311      1.285      1.152      1.179      1.112      1.075
  End of Period.........................    1.451      1.469      1.384      1.311      1.285      1.152      1.179      1.112
  Units Outstanding at End of Period (in
    thousands)..........................   51,711     48,930     35,261     30,921     31,710     32,519     60,265     29,844

MONEY MARKET FUND
Unit Value:
  Beginning of Period...................    1.262      1.214      1.167      1.124      1.077      1.051      1.035      1.013
  End of Period.........................    1.308      1.262      1.214      1.167      1.124      1.077      1.051      1.035
  Units Outstanding at End of Period (in
    thousands)..........................  205,622    128,730     91,676     92,354     69,311     37,668     30,815     30,778

                                   APPENDIX D
                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K


                                                              YEAR ENDED DECEMBER 31,
                                          ---------------------------------------------------------------
                                            1999       1998       1997       1996       1995       1994
                                          --------   --------   --------   --------   --------   --------
SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period...................    1.605      1.398      1.355      1.128      0.956      1.000
  End of Period.........................    2.084      1.605      1.398      1.355      1.128      0.956
  Number of Units Outstanding at End of
    Period (in thousands)...............   10,841      9,713      8,076      5,068      2,093        446
DGPF INTERNATIONAL EQUITY SERIES
Unit Value:
  Beginning of Period...................    1.508      1.387      1.319      1.115      0.993      1.000
  End of Period.........................    1.720      1.508      1.387      1.319      1.115      0.993
  Number of Units Outstanding at End of
    Period (in thousands)...............    4,560      4,148      3,266      2,023      1,304        667
FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period...................    1.443      1.298      1.180      1.058      0.978      1.000
  End of Period.........................    2.028      1.443      1.298      1.180      1.058      0.978
  Number of Units Outstanding at End of
    Period (in thousands)...............    4,796      4,358      3,601      3,114      2,804      1,697
T. ROWE PRICE INTERNATIONAL STOCK
 PORTFOLIO
Unit Value:
  Beginning of Period...................    1.396      1.222      1.203      1.064      1.000        N/A
  End of Period.........................    1.834      1.396      1.222      1.203      1.064        N/A
  Number of Units Outstanding at End of
    Period (in thousands)...............    5,937      5,670      4,536      2,506        542        N/A
SELECT AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period...................    1.989      1.825      1.560      1.335      1.023      1.000
  End of Period.........................    2.718      1.989      1.825      1.560      1.335      1.023
  Number of Units Outstanding at End of
    Period (in thousands)...............   11,108     10,282      7,947      5,681      2,907      1,211
SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period...................    1.875      1.670      1.482      1.115      1.000        N/A
  End of Period.........................    2.316      1.875      1.670      1.482      1.115        N/A
  Number of Units Outstanding at End of
    Period (in thousands)...............    6,678      5,947      5,197      3,849      1,069        N/A
SMALL-MID CAP VALUE FUND
Unit Value:
  Beginning of Period...................    1.823      1.764      1.433      1.131      0.975      1.000
  End of Period.........................    1.712      1.823      1.764      1.433      1.131      0.975
  Number of Units Outstanding at End of
    Period (in thousands)...............    8,309      7,243      5,466      3,037      1,614        795
SELECT GROWTH FUND
Unit Value:
  Beginning of Period...................    2.756      2.064      1.562      1.229      1.057      1.000
  End of Period.........................    3.525      2.756      2.064      1.562      1.229      1.057
  Number of Units Outstanding at End of
    Period (in thousands)...............   11,455      8,389      5,589      2,645      1,278        406

                                                              YEAR ENDED DECEMBER 31,
                                          ---------------------------------------------------------------
                                            1999       1998       1997       1996       1995       1994
                                          --------   --------   --------   --------   --------   --------
CORE EQUITY FUND
Unit Value:
  Beginning of Period...................    2.336      1.986      1.610      1.359      1.037      1.000
  End of Period.........................    2.977      2.336      1.986      1.610      1.359      1.037
  Number of Units Outstanding at End of
    Period (in thousands)...............   10,700      9,224      7,404      4,652      2,436        947
FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period...................    2.712      1.972      1.620      1.433      1.073      1.073
  End of Period.........................    3.673      2.712      1.972      1.620      1.433      1.073
  Number of Units Outstanding at End of
    Period (in thousands)...............   16,528     13,035     11,575      9,342      4,952      1,944
EQUITY INDEX FUND
Unit Value:
  Beginning of Period...................    2.766      2.187      1.675      1.390      1.035      1.000
  End of Period.........................    3.282      2.766      2.187      1.675      1.390      1.035
  Number of Units Outstanding at End of
    Period (in thousands)...............   11,440      8,479      5,712      2,417        947        189
SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period...................    2.193      1.911      1.582      1.324      1.030      1.000
  End of Period.........................    2.559      2.193      1.911      1.582      1.324      1.030
  Number of Units Outstanding at End of
    Period (in thousands)...............    8,958      7,519      6,124      3,759      2,173        832
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period...................    2.238      2.034      1.610      1.430      1.073      1.000
  End of Period.........................    2.345      2.238      2.034      1.610      1.430      1.073
  Number of Units Outstanding at End of
    Period (in thousands)...............   17,836     16,111     12,959      9,957      5,738      2,214
FIDELITY VIP II ASSET MANAGER PORTFOLIO
Unit Value:
  Beginning of Period...................    1.732      1.527      1.284      1.137      0.985      1.000
  End of Period.........................    1.896      1.732      1.527      1.284      1.137      0.985
  Number of Units Outstanding at End of
    Period (in thousands)...............    4,614      3,514      3,125      2,735      2,025      1,240
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period...................    1.455      1.543      1.330      1.184      0.995      1.000
  End of Period.........................    1.551      1.455      1.543      1.330      1.184      0.995
  Number of Units Outstanding at End of
    Period (in thousands)...............   15,020     14,203      9,794      5,635      2,530        985
SELECT INVESTMENT GRADE INCOME FUND
Unit Value:
  Beginning of Period...................    1.348      1.267      1.174      1.151      0.990      1.000
  End of Period.........................    1.316      1.348      1.267      1.174      1.151      0.990
  Number of Units Outstanding at End of
    Period (in thousands)...............    5,686      5,160      3,889      2,854      1,677      1,677
GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period...................    1.273      1.199      1.136      1.113      0.998      1.000
  End of Period.........................    1.257      1.273      1.199      1.136      1.113      0.998
  Number of Units Outstanding at End of
    Period (in thousands)...............    4,118      2,605      1,694      1,629      1,098        363

                                                              YEAR ENDED DECEMBER 31,
                                          ---------------------------------------------------------------
                                            1999       1998       1997       1996       1995       1994
                                          --------   --------   --------   --------   --------   --------
MONEY MARKET FUND
Unit Value:
  Beginning of Period...................    1.195      1.149      1.105      1.064      1.020      1.000
  End of Period.........................    1.239      1.195      1.149      1.105      1.064      1.020
  Number of Units Outstanding at End of
    Period (in thousands)...............   10,044      8,683      8,628      7,379      4,194      1,837

                             SEPARATE ACCOUNT VA-K
                              (ALLMERICA ADVANTAGE)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2000


                                      * * *


An Application for an Order of Exemption has been filed with the Securities and Exchange Commission on behalf of Allmerica Financial Life Insurance and Annuity Company, First Allmerica Financial Life Insurance Company, Separate Account VA-K, and Allmerica Investments, Inc. (collectively referred to herein as the "Applicants"), to permit the Applicants to deduct a charge for an optional benefit rider in the manner set out in "WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?" under the SUMMARY OF CONTRACT FEATURES, and "C. Optional Minimum Guaranteed Annuity Payout Rider Charge" under the CHARGES AND DEDUCTIONS sections of the prospectus. The language contained in the prospectus describing the charge for the optional benefit rider will apply once the Application for an Order of Exemption has been granted.

While the Application for an Order of Exemption is pending, the fifth paragraph of "WHAT CHARGES WILL I INCUR UNDER MY CONTRACT" and the first two paragraphs of "C. Optional Minimum Guaranteed Annuity Payout Rider Charge" are hereby replaced by the following:

Subject to state availability, the Company offers an optional Minimum Guaranteed Annuity Payout Rider that may be elected by the Owner. A separate monthly charge is made for the Rider. On the last day of each month a charge equal to 1/12th of the applicable annual rate (see table below) is made against the Accumulated Value of the Contract at that time. The charge is made through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts (based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value).

The applicable charge is assessed on the Accumulated Value on the last day of each month, multiplied by 1/12th of the following annual percentage rates:


                                      * * *

SUPPLEMENT DATED MAY 1, 2000

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about the Allmerica Advantage variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except Hawaii and New York) or by First Allmerica Financial Life Insurance Company in Hawaii and New York. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


The Variable Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of the following funds:



ALLMERICA INVESTMENT TRUST                   FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Select International Equity Fund             Overseas Portfolio
Select Aggressive Growth Fund                Equity-Income Portfolio
Select Capital Appreciation Fund             Growth Portfolio
Select Value Opportunity Fund                High Income Portfolio
Select Growth Fund
Core Equity Fund                             FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
Equity Index Fund                            Asset Manager Portfolio
Select Growth and Income Fund
Select Investment Grade Income Fund          T. ROWE PRICE INTERNATIONAL SERIES, INC.
Government Bond Fund                         T. Rowe Price International Stock Portfolio
Money Market Fund
DELAWARE GROUP PREMIUM FUND
International Equity Series



The Fixed Account, which is part of the Company's General Account, is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).



A Statement of Additional Information dated May 1, 2000 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Allmerica Investments, Inc. at 1-800-533-7881. The Table of Contents of the Statement of Additional Information is listed on page 3 of this Prospectus.


This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                               DATED MAY 1, 2000

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         4
SUMMARY OF FEES AND EXPENSES................................         6
SUMMARY OF CONTRACT FEATURES................................        11
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, THE
 TRUST, FIDELITY VIP, FIDELITY VIP II, T. ROWE PRICE AND
 DGPF.......................................................        17
INVESTMENT OBJECTIVES AND POLICIES..........................        19
PERFORMANCE INFORMATION.....................................        21
DESCRIPTION OF THE CONTRACT.................................        23
  A. Payments...............................................        23
  B. Right to Cancel Individual Retirement Annuity..........        24
  C. Right to Cancel All Other Contracts....................        24
  D. Transfer Privilege.....................................        24
        Automatic Transfers and Automatic Account
        Rebalancing Options.................................        25
  E. Surrender..............................................        25
  F.  Withdrawals...........................................        26
        Systematic Withdrawals..............................        26
        Life Expectancy Distributions.......................        27
  G. Death Benefit..........................................        27
        Death of the Annuitant Prior to the Annuity Date....        27
        Death of an Owner Who is Not Also the Annuitant
        Prior to the Annuity Date...........................        28
        Payment of the Death Benefit Prior to the Annuity
        Date................................................        28
        Death of the Annuitant On or After the Annuity
        Date................................................        28
  H. The Spouse of the Owner as Beneficiary.................        28
  I.  Assignment............................................        29
  J.  Electing the Form of Annuity and the Annuity Date.....        29
  K. Description of Variable Annuity Payout Options.........        30
  L. Annuity Benefit Payments...............................        31
        Determination of the First Variable Annuity Benefit
        Payment.............................................        31
        The Annuity Unit....................................        32
        Determination of the Number of Annuity Units........        32
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments............................................        32
  M. Optional Minimum Guaranteed Annuity Payout (M-GAP)
    Rider...................................................        32
  N. NORRIS Decision........................................        34
  O. Computation of Values..................................        35
        The Accumulation Unit...............................        35
        Net Investment Factor...............................        35
CHARGES AND DEDUCTIONS......................................        36
  A. Variable Account Deductions............................        36
        Mortality and Expense Risk Charge...................        36
        Administrative Expense Charge.......................        36
        Other Charges.......................................        36
  B. Contract Fee...........................................        37
  C. Optional Minimum Guaranteed Annuity Payout (M-GAP)
    Rider Charge............................................        37
  D. Premium Taxes..........................................        37
  E. Surrender Charge.......................................        38
        Charges for Surrender and Withdrawal................        38
        Reduction or Elimination of Surrender Charge and
        Additional Amounts Credited.........................        39
        Withdrawal Without Surrender Charge.................        40
        Surrenders..........................................        40
        Charge at the Time Annuity Benefit Payments Begin...        41
  F.  Transfer Charge.......................................        41

GUARANTEE PERIOD ACCOUNTS...................................        42
FEDERAL TAX CONSIDERATIONS..................................        44
  A. General................................................        44
        The Company.........................................        44
        Diversification Requirements........................        44
        Investor Control....................................        44
  B. Qualified and Non-Qualified Contracts..................        45
  C. Taxation of the Contracts in General...................        45
        Withdrawals Prior to Annuitization..................        45
        Annuity Payouts After Annuitization.................        45
        Penalty on Distribution.............................        45
        Assignments or Transfers............................        46
        Nonnatural Owners...................................        46
        Deferred Compensation Plans of State and Local
        Government and Tax-Exempt Organizations.............        46
  D. Tax Withholding........................................        46
  E. Provisions Applicable to Qualified Employer Plans......        47
        Self-Employed Pension and Profit Sharing Plans......        47
        Individual Retirement Annuities.....................        47
        Tax-Sheltered Annuities.............................        47
        Texas Optional Retirement Program...................        48
STATEMENTS AND REPORTS......................................        48
LOANS (QUALIFIED CONTRACTS ONLY)............................        48
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        48
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        49
VOTING RIGHTS...............................................        50
DISTRIBUTION................................................        50
LEGAL MATTERS...............................................        51
FURTHER INFORMATION.........................................        51
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT......       A-1
APPENDIX B -- PERFORMANCE TABLES (Allmerica Financial Life
 Insurance and Annuity Company).............................       B-1
APPENDIX C -- PERFORMANCE TABLES (First Allmerica Financial
 Life Insurance Company)....................................       C-1
APPENDIX D -- SURRENDER CHARGES AND THE MARKET VALUE
 ADJUSTMENT.................................................       D-1
APPENDIX E -- THE DEATH BENEFIT.............................       E-1
APPENDIX F -- CONDENSED FINANCIAL INFORMATION...............       F-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         3
SERVICES....................................................         3
UNDERWRITERS................................................         3
ANNUITY BENEFIT PAYMENTS....................................         4
EXCHANGE OFFER..............................................         6
PERFORMANCE INFORMATION.....................................         8
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS


ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.



ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.



ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.



ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.



ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.



COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company for contracts issued in all jurisdictions except Hawaii and New York and exclusively to First Allmerica Financial Life Insurance Company for contracts issued in Hawaii and New York.



FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.



FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.



GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.



GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.



GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.



GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.



MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.



OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.



SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding fund of Allmerica Investment Trust ("Trust"), a corresponding portfolio of the Fidelity Variable Insurance Products Fund ("Fidelity VIP"), the Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), the T. Rowe Price International Stock Portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price"), or a corresponding series of the Delaware Group Premium Fund ("DGPF").



SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.

UNDERLYING FUND (FUNDS): a subdivision of the Variable Account Each Sub-Account available under the Policy invests exclusively in the shares of a corresponding fund of Allmerica Investment Trust ("Trust"); a corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP"), the Asset Manager Portfolio of the Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), the T. Rowe Price International Stock Portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price"); or the DGPF International Equity Series of the Delaware Group Premium Fund ("DGPF").



VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, as well as each day otherwise required.



VARIABLE ACCOUNT: Separate Account VA-K, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company, and are not chargeable with liabilities arising out of any other business which the Company may conduct.



VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain Funds.

                          SUMMARY OF FEES AND EXPENSES


There are certain fees and expenses that you will bear under the Allmerica Advantage Contract. The purpose of the following tables is to assist you in understanding these fees and expenses. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Underlying Funds. In addition to the charges and expenses described below, premium taxes are applicable in some states and deducted as described under "D. Premium Taxes" under CHARGES AND DEDUCTIONS.



                                                                   YEARS FROM
                                                                DATE OF PAYMENT     CHARGE
(1) CONTRACT CHARGES:                                           ----------------    ------
                                                                      0-2             8%
                                                                       3              7%
                                                                       4              6%
                                                                       5              5%
                                                                       6              4%
                                                                       7              3%
                                                                       8              2%
                                                                       9              1%
                                                                  More than 9         0%
SURRENDER CHARGE:*
  This charge may be assessed upon surrender, withdrawal or
  annuitization under any commutable period certain option
  or a noncommutable fixed period certain option of less
  than ten years. The charge is a percentage of payments
  applied to the amount surrendered (in excess of any amount that is free of surrender charge) within the indicated
  time period.

TRANSFER CHARGE:                                                                     None
  The Company currently makes no charge for processing
  transfers and guarantees that the first 12 transfers in a
  Contract year will not be subject to a transfer charge.
  For each subsequent transfer, the Company reserves the
  right to assess a charge, guaranteed never to exceed $25,
  to reimburse the Company for the costs of processing the
  transfer.

ANNUAL CONTRACT FEE:                                                                 $30
  The fee is deducted annually and upon surrender prior to
  the Annuity Date when Accumulated Value is less than
  $50,000. The fee is waived for Contracts issued to and
  maintained by the trustee of a 401(k) plan.

OPTIONAL RIDER CHARGES:
  Under the following riders, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each
  month and, if applicable, at termination of the rider. The charge on an annual basis as a percentage of Accumulated
  Value is:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider                        0.25%
      with a ten-year waiting period:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider                        0.15%
      with a fifteen-year waiting period:

(2) ANNUAL SUB-ACCOUNT EXPENSES:
  (on an annual basis as percentage of average daily net
  assets)
  Mortality and Expense Risk Charge:                                                1.25%
  Administrative Expense Charge:                                                    0.20%
                                                                                    ------
  Total Annual Expenses:                                                            1.45%


*From time to time the Company may allow a reduction of the surrender charge, the period during which the charges apply, or both, and/or credit additional amounts on Contracts when (1) Contracts are sold to individuals or groups of individuals in a manner which reduces sales expenses, or (2) where the Owner or the

Annuitant on the date of issue is within certain classes of eligible persons. For more information, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "E. Surrender Charge" in CHARGES AND DEDUCTIONS.


(3) ANNUAL UNDERLYING FUND EXPENSES: Total expenses of the Underlying Funds are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 1999, as adjusted for any material changes.



                                            MANAGEMENT FEE     OTHER EXPENSES          TOTAL FUND
                                              (AFTER ANY         (AFTER ANY        EXPENSES (AFTER ANY
FUND                                      VOLUNTARY WAIVERS)   REIMBURSEMENTS)   WAIVERS/REIMBURSEMENTS)
----                                      ------------------   ---------------   -----------------------
Select International Equity Fund                 0.89%               0.13%           1.02%(1)(2)
DGPF International Equity Series                 0.83%               0.12%           0.95%(3)
Fidelity VIP Overseas Portfolio                  0.73%               0.18%           0.91%(4)
T. Rowe Price International Stock
 Portfolio                                       1.05%               0.00%           1.05%
Select Aggressive Growth Fund                    0.81%*              0.06%           0.87%(1)(2)*
Select Capital Appreciation Fund                 0.90%*              0.07%           0.97%(1)*
Select Value Opportunity Fund                    0.90%               0.07%           0.97%(1)(2)
Select Growth Fund                               0.78%               0.05%           0.83%(1)(2)
Core Equity Fund                                 0.43%               0.05%           0.48%(1)(2)
Fidelity VIP Growth Portfolio                    0.58%               0.08%           0.66%(4)
Equity Index Fund                                0.28%               0.07%           0.35%(1)
Select Growth and Income Fund                    0.67%               0.07%           0.74%(1)(2)
Fidelity VIP Equity-Income Portfolio             0.48%               0.09%           0.57%(4)
Fidelity VIP II Asset Manager Portfolio          0.53%               0.10%           0.63%(4)
Fidelity VIP High Income Portfolio               0.58%               0.11%           0.69%
Select Investment Grade Income Fund              0.43%               0.07%           0.50%(1)
Government Bond Fund                             0.50%               0.12%           0.62%(1)
Money Market Fund                                0.24%               0.05%           0.29%(1)



*Effective September 1, 1999, the management fee rates for the Select Aggressive Growth Fund and Select Capital Appreciation Fund were revised. The Management Fee and Total Fund Expense ratios shown in the table above have been adjusted to assume that the revised rates took effect January 1, 1999.



(1) Until further notice, Allmerica Financial Investment Management
Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for Select International Equity Fund, 1.35% for Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for Select Value Opportunity Fund, 1.20% for Select Growth Fund and Core Equity Fund, 1.10% for Select Growth and Income Fund, 1.00% for Select Investment Grade Income Fund and Government Bond Fund, and 0.60% for Equity Index Fund and Money Market Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1999.


Until further notice, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.

The declaration of a voluntary management fee or expense limitation in any year does not bind the Manager to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.


(2) These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. These amounts have been treated as reductions of expenses. Including these reductions to the operating expenses, total annual fund operating expenses were 1.01% for Select International Equity Fund, 0.84% for

Select Aggressive Growth Fund, 0.88% for Select Value Opportunity Fund, 0.81% for Select Growth Fund, 0.45% for Core Equity Fund, and 0.73% for Select Growth and Income Fund.



(3) The investment adviser for the DGPF International Equity Series is Delaware International Advisers Ltd. ("Delaware International"). Effective May 1, 2000 through October 31, 2000, Delaware International has agreed voluntarily to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. This limitation replaces a prior limitation of 0.95% that expired on April 30, 2000. The fee ratios shown above have been restated, if necessary, to reflect the new voluntary limitation which took effect on May 1, 2000. The declaration of a voluntary expense limitation does not bind Delaware International to declare future expense limitations with respect to this Series. For the fiscal year ended December 31, 1999, before waiver and/or reimbursement by Delaware International, total fund expenses as a percentage of average daily net assets were 0.97%.



(4) A portion of the brokerage commissions that certain funds paid was used to reduce fund expenses. In addition, through arrangements with certain funds', or Fidelity Management & Research Company on behalf of certain funds', custodian credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. Including these reductions, total operating expenses presented in the table would have been 0.87% for the Fidelity VIP Overseas Portfolio; 0.65% for the Fidelity VIP Growth Portfolio; 0.56% for the Fidelity VIP Equity-Income Portfolio and 0.62% for the Fidelity VIP II Asset Manager Portfolio.


The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.


EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets and assumes that the Underlying Fund expenses listed above remain the same in each of the 1, 3, 5 and 10-year intervals. As required by rules of the Securities and Exchange Commission (the "SEC"), the Contract fee is reflected in the examples by a method intended to show the "average" impact of the Contract fee on an investment in the Variable Account. The total Contract fees collected under the Contracts by the Company are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.05% and the amount of the Contract fee is assumed to be $0.50 in the examples. The Contract fee is deducted only when the accumulated value is less than $50,000. Lower costs apply to Contracts issued and maintained as part of a 401(k) plan. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.



THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1)(a) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no Rider:**



WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Select International Equity Fund...........................    $ 99       $146       $184       $286
DGPF International Equity Series...........................    $ 99       $144       $181       $279
Fidelity VIP Overseas Portfolio............................    $ 98       $143       $179       $275
T. Rowe Price International Stock Portfolio................    $100       $147       $186       $289
Select Aggressive Growth Fund..............................    $ 98       $142       $177       $271
Select Capital Appreciation Fund...........................    $ 99       $145       $182       $281
Select Value Opportunity Fund..............................    $ 99       $145       $182       $281
Select Growth Fund.........................................    $ 98       $141       $175       $267
Core Equity Fund...........................................    $ 94       $131       $157       $231
Fidelity VIP Growth Portfolio..............................    $ 96       $136       $166       $249
Equity Index Fund..........................................    $ 93       $127       $150       $217
Select Growth and Income Fund..............................    $ 97       $138       $170       $257
Fidelity Equity-Income Portfolio...........................    $ 95       $134       $161       $240
Fidelity VIP II Asset Manager Portfolio....................    $ 96       $135       $164       $246
Fidelity VIP High Income Portfolio.........................    $ 96       $137       $167       $252
Select Investment Grade Income Fund........................    $ 94       $132       $158       $233
Government Bond Fund.......................................    $ 96       $135       $164       $245
Money Market Fund..........................................    $ 92       $126       $147       $211



(1)(b) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider** with a ten-year waiting period:



WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Select International Equity Fund...........................    $102       $153       $196       $310
DGPF International Equity Series...........................    $101       $151       $193       $303
Fidelity VIP Overseas Portfolio............................    $101       $150       $191       $299
T. Rowe Price International Stock Portfolio................    $102       $154       $198       $313
Select Aggressive Growth Fund..............................    $100       $149       $189       $295
Select Capital Appreciation Fund...........................    $101       $152       $194       $305
Select Value Opportunity Fund..............................    $101       $152       $194       $305
Select Growth Fund.........................................    $100       $148       $187       $291
Core Equity Fund...........................................    $ 97       $138       $169       $256
Fidelity VIP Growth Portfolio..............................    $ 98       $143       $179       $275
Equity Index Fund..........................................    $ 95       $134       $163       $243
Select Growth and Income Fund..............................    $ 99       $145       $183       $283
Fidelity VIP Equity-Income Portfolio.......................    $ 97       $141       $174       $266
Fidelity VIP II Asset Manager Portfolio....................    $ 98       $142       $177       $272
Fidelity VIP High Income Portfolio.........................    $ 99       $144       $180       $278
Select Investment Grade Income Fund........................    $ 97       $139       $170       $258
Government Bond Fund.......................................    $ 98       $142       $177       $271
Money Market Fund..........................................    $ 95       $133       $160       $237

(2)(a) If, at the end of the applicable time period, you annuitize* under a life option or any noncommutable fixed period certain option of ten years or more, or if you do NOT surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no Rider:**



WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
Select International Equity Fund...........................    $26        $78        $134       $286
DGPF International Equity Series...........................    $25        $76        $131       $279
Fidelity VIP Overseas Portfolio............................    $24        $75        $129       $275
T. Rowe Price International Stock Portfolio................    $26        $79        $136       $289
Select Aggressive Growth Fund..............................    $24        $74        $127       $271
Select Capital Appreciation Fund...........................    $25        $77        $132       $281
Select Value Opportunity Fund..............................    $25        $77        $132       $281
Select Growth Fund.........................................    $24        $73        $125       $267
Core Equity Fund...........................................    $20        $62        $107       $231
Fidelity VIP Growth Portfolio..............................    $22        $68        $116       $249
Equity Index Fund..........................................    $19        $58        $100       $217
Select Growth and Income Fund..............................    $23        $70        $120       $257
Fidelity Equity-Income Portfolio...........................    $21        $65        $111       $240
Fidelity VIP II Asset Manager Portfolio....................    $22        $67        $114       $246
Fidelity VIP High Income Portfolio.........................    $22        $69        $117       $252
Select Investment Grade Income Fund........................    $20        $63        $108       $233
Government Bond Fund.......................................    $22        $66        $114       $245
Money Market Fund..........................................    $18        $56        $ 97       $211



(2)(b) If at the end of the applicable time period, you annuitize* under a life option or any noncommutable fixed period certain option of ten years or more, or if you do NOT surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider** with a ten-year waiting period:



WITHOUT SURRENDER CHARGE                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------                                     --------   --------   --------   --------
Select International Equity Fund...........................    $28        $86        $146       $310
DGPF International Equity Series...........................    $27        $84        $143       $303
Fidelity VIP Overseas Portfolio............................    $27        $83        $141       $299
T. Rowe Price International Stock Portfolio................    $28        $87        $148       $313
Select Aggressive Growth Fund..............................    $27        $81        $139       $295
Select Capital Appreciation Fund...........................    $28        $84        $144       $305
Select Value Opportunity Fund..............................    $28        $84        $144       $305
Select Growth Fund.........................................    $26        $80        $137       $291
Core Equity Fund...........................................    $23        $70        $119       $256
Fidelity VIP Growth Portfolio..............................    $24        $75        $129       $275
Equity Index Fund..........................................    $21        $66        $113       $243
Select Growth and Income Fund..............................    $25        $78        $133       $283
Fidelity VIP Equity-Income Portfolio.......................    $24        $72        $124       $266
Fidelity VIP II Asset Manager Portfolio....................    $24        $74        $127       $272
Fidelity VIP High Income Portfolio.........................    $25        $76        $130       $278
Select Investment Grade Income Fund........................    $23        $70        $120       $258
Government Bond Fund.......................................    $24        $74        $127       $271
Money Market Fund..........................................    $21        $64        $110       $237



*The Contract fee is not deducted after annuitization. A surrender charge is assessed at the time of annuitization if you elect a noncommutable fixed period certain option of less than ten years or any commutable period certain option. No charge is assessed if you elect any life contingency option or any noncommutable fixed period certain option of ten years or more.



**If the Minimum Guaranteed Annuity Payout (M-GAP) Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in your Contract.

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE ALLMERICA ADVANTAGE VARIABLE ANNUITY?

The Allmerica Advantage variable annuity contract ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - A customized investment portfolio;

    - Experienced professional investment advisers;

    - Tax deferral on earnings;

    - Guarantees that can protect your beneficiaries during the accumulation phase;

    - Income payments that you can receive for life;


    - Issue age up to your 90th birthday (as long as the Annuitant is under age 90.)



The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase you may allocate your initial payment and any additional payments you choose to make among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts and the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. The Contract's Accumulated Value is based on the investment performance of the Funds and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?


WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Funds, fixed annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:


    - periodic payments for the Annuitant's lifetime



    - periodic payments for the Annuitant's life and the life of another person selected by you;



    - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for ten years in the event that the Annuitant dies before the end of ten years;



    - periodic payments over a specified number of years (1 to 30) -- under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option. Variable period certain options are automatically commutable.

An optional Minimum Guaranteed Annuity Payout (M-GAP) Rider is currently available during the accumulation phase in most jurisdictions for a separate monthly charge. If elected, the Rider provides the Annuitant a guaranteed minimum amount of income after a specified waiting period under a life contingent fixed annuity payout option, subject to certain conditions. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in your Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:



    (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract anniversary that the M-GAP Benefit Base is being determined;



    (b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or



    (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.



For more details see "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under DESCRIPTION OF THE CONTRACT.


WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner") and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except Hawaii and New York) or First Allmerica Financial Life Insurance Company (for contracts issued in Hawaii and New York). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two also must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual to receive annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject only to a $600 minimum for your initial payment ($1,000 in Washington) and a $50 minimum for any additional payments. (A lower initial payment amount is permitted for certain qualified plans and where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?

You may allocate payments among the Sub-Accounts investing in the Funds, the Guarantee Period Accounts, and the Fixed Account.

VARIABLE ACCOUNT. You have a choice of Sub-Accounts investing in the following 18 Underlying Funds:


ALLMERICA INVESTMENT TRUST           FIDELITY VIP
Select International Equity Fund     Overseas Portfolio
Select Aggressive Growth Fund        Equity-Income Portfolio
Select Capital Appreciation Fund     Growth Portfolio
Select Value Opportunity Fund        High Income Portfolio
Select Growth Fund
Core Equity Fund                     FIDELITY VIP II
Equity Index Fund                    Asset Manager Portfolio
Select Growth and Income Fund
Select Investment Grade Income Fund  T. ROWE PRICE
Government Bond Fund                 T. Rowe Price International Stock Portfolio
Money Market Fund                    DGPF
                                     International Equity Series



Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.


GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the Account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the GPA after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

FIXED ACCOUNT. The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

THE FIXED ACCOUNT AND/OR THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.


CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?



Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. See "D. Transfer Privilege" under DESCRIPTION OF THE CONTRACT.



You also may elect at no additional charge Automatic Transfers (Dollar Cost Averaging) to gradually move money to one or more of the Underlying Funds or Automatic Account Rebalancing to ensure assets remain allocated according to your designated percentage allocation mix.


WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?


You may surrender the Contract or make withdrawals any time before the annuity payout phase begins. Each calendar year you can take without a surrender charge the greatest of 100% of cumulative earnings, 10% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other nonnatural person.) A 10% federal tax penalty may apply to amounts deemed to be income if you are under age 59 1/2. Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than nine years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)



In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New York and New Jersey where not permitted by state law, you may withdraw money without a surrender charge if, after the Contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "E. Surrender Charge."


WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the GREATEST of:


    - The Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment;



    - Gross payments compounded daily at the effective annual yield of 5%, starting on the date each payment was applied (5% compounding not available in Hawaii and New York), decreased proportionately to reflect withdrawals; or


    - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.


This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at the effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments). The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at the effective annual yield of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment.



(If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "G. Death Benefit" under DESCRIPTION OF THE CONTRACT.)


WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?


If the Accumulated Value on a Contract anniversary or at surrender is less than $50,000, the Company will deduct a $30 Contract fee from the Contract. The Contract fee is currently waived for a Contract issued to and maintained by a trustee of a 401(k) plan.


Should you decide to surrender the Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 8% of payments withdrawn, based on when the payments were originally made.


Depending upon the state in which you live, a deduction for state and/or local premium taxes may be made as described under "D. Premium Taxes" under CHARGES AND DEDUCTIONS.



The Company will deduct, on a daily basis, an annual mortality and expense risk charge and administrative expense charge equal to 1.25% and 0.20%, respectively, of the average daily net assets invested in each. The Funds will incur certain management fees and expenses which are described in "Other Charges" under "A. Variable Account Deductions" and in the prospectuses of the Underlying Funds, which accompany this Prospectus. These charges vary among the Underlying Funds and may change from year to year. In addition, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waivers/reimbursements see "Annual Underlying Fund Expenses" under SUMMARY OF FEES AND EXPENSES.



Subject to state availability, the Company currently offers an optional Minimum Guaranteed Annuity Payout (M-GAP) Rider for an additional charge. If you elect the Rider, a separate monthly charge is deducted from the Contract's Accumulated Value at the end of each month within which the Rider has been in effect. The charge is assessed by multiplying the Accumulated Value on the last day of each month and, if applicable, on the date the Rider is terminated by 1/12th of the following annual percentage rates:


 Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period............      0.25%
 Minimum Guaranteed Annuity Payout (M-GAP) Rider with a fifteen-year waiting period........      0.15%


For a description of this Rider, see "C. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider Charge" under CHARGES AND DEDUCTIONS, and "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under DESCRIPTION OF THE CONTRACT.


CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires or if the Contract was issued as an Individual Retirement Annuity ("IRA"), you will receive the greater of the amount described above or your entire payment. See "B. Right to Cancel Individual Retirement Annuity" and "C. Right to Cancel All Other Contracts" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

    - You may assign your ownership to someone else, except under certain qualified plans.

    - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

    - You may change your allocation of payments.

    - You may make transfers of accumulated value among your current investments without any tax consequences.

    - You may cancel the Contract within ten days of delivery (or longer if required by state law).

              DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS,
        THE TRUST, FIDELITY VIP, FIDELITY VIP II, T. ROWE PRICE AND DGPF


THE COMPANIES. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1999, Allmerica Financial had over $17 billion in assets and over $26 billion of life insurance in force.



Effective October 1, 1995, Allmerica Financial changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. Allmerica Financial is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").



First Allmerica Financial Life Insurance Company ("First Allmerica"), organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 1999, First Allmerica and its subsidiaries had over $25 billion combined assets and over $43 billion of life insurance in force. Effective October 16, 1995, First Allmerica converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. First Allmerica is a wholly owned subsidiary of AFC. First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.


First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Both companies are charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNTS. Each Company maintains a separate account called Separate Account VA-K (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of the Board of Directors of the Company on November 1, 1990. The Variable Account of First Allmerica was authorized by vote of the Board of Directors of the Company on November 1, 1990. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts or the Company by the SEC.


Separate Account VA-K is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. There are currently 18 Sub-Accounts available under the Contracts. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Delaware and Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.


The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition the Variable Account may invest in other underlying funds which are not available to the Contracts described in this Prospectus.


ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust ("Trust") is an open-end, diversified management investment company registered with the SEC under the 1940 Act. The Trust was established as a Massachusetts business trust on October 11, 1984, to serve as an investment medium for assets of various separate accounts established by the Company or other insurance companies. Eleven investment portfolios of the Trust are currently available under the Contract, each issuing a series of shares: the Core Equity Fund, Select Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Select Value Opportunity Fund. The assets of each Fund are held separate from the assets of the other Funds. Each Fund operates as a separate investment vehicle and the income or losses of one Fund have no effect on the investment performance of another Fund. Shares of the Trust are not offered to the general public but solely to such variable accounts.



The trustees have overall responsibility for the supervision of the affairs of the Trust. The Trustees have entered into a management agreement ("Management Agreement") with Allmerica Financial Investment Management Services, Inc., ("AFIMS") a wholly owned subsidiary of Allmerica Financial, to handle the day-to-day affairs of the Trust. AFIMS, subject to Trustee review, is responsible for the general management of the Funds. AFIMS also performs certain administrative and management services for the Trust, furnishes to the Trust all necessary office space, facilities and equipment and pays the compensation, if any, of officers and Trustees who are affiliated with AFIMS.



AFIMS has entered into agreements with other investment advisers
("Sub-Advisers") under which each Sub-Adviser manages the investments of one or more of the Funds of the Trust. Under each Sub-Adviser agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to AFIMS and the Trustees instructions. AFIMS is solely responsible for the payment of all fees for investment management services to the Sub-Advisers. The Sub-Advisers, other than Allmerica Asset
Management, Inc., are not affiliated with the Company or the Trust.



Other than expenses specifically assumed by AFIMS under the Management Agreement, the Trust bears all expenses incurred in its operation including fees and expenses associated with the registration and qualification of the Trust's shares under the Securities Act of 1933, other fees payable to the SEC, independent public accountant fees, legal and custodian fees, association membership dues, taxes, interest, insurance premiums, brokerage commissions, fees and expenses of the Trustees who are not affiliated with AFIMS, expenses for proxies, prospectuses, reports to shareholders and other expenses.



FIDELITY VARIABLE INSURANCE PRODUCTS FUND. Fidelity Variable Insurance Products Fund ("Fidelity VIP") managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified management investment company organized as a Massachusetts business trust on November 13, 1981, and registered with the SEC under the 1940 Act. Four of its investment portfolios are available under the
Policy: Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio and Fidelity VIP Overseas Portfolio.



Various Fidelity companies perform certain activities required to operate Fidelity VIP. FMR is one of America's largest investment management organizations and has its principal business address at 82 Devonshire Street, Boston, MA. It is composed of a number of different companies, which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. As part of their operating expenses, the portfolios of Fidelity VIP pay a monthly investment management fee to FMR for managing investment and business affairs. The prospectus of Fidelity VIP contains additional information concerning the portfolios, including information about additional expenses paid by the portfolios, and should be read in conjunction with this Prospectus.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II. Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion above) is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988, and registered with the SEC under the 1940 Act. One of its investment portfolios is available under the
Contract: Fidelity VIP II Asset Manager Portfolio.



T. ROWE PRICE INTERNATIONAL SERIES, INC.  T. Rowe Price International
Series, Inc. ("T. Rowe Price"), managed by Rowe Price-Fleming
International, Inc. ("Price-Fleming"), is an open-end, diversified management investment company organized as a Maryland corporation in 1994 and registered with the SEC under the 1940 Act. Price-Fleming, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one the largest no-load international mutual fund asset managers with approximately $42.5 billion (as of December 31, 1999) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires. One of its investment portfolios is available under the Contracts: the T. Rowe Price International Stock Portfolio. One of its affiliates, T. Rowe Price Associates, Inc., serves as the Sub-Adviser to the Select Capital Appreciation Fund.



DELAWARE GROUP PREMIUM FUND. Delaware Group Premium Fund ("DGPF") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. DGPF was established to provide a vehicle for the investment of assets of various separate accounts supporting variable insurance contracts. One investment portfolio ("Series") is available under the Contract, the DGPF International Equity Series. The investment adviser for the International Equity Series is Delaware International Advisers Ltd. ("Delaware International").


                       INVESTMENT OBJECTIVES AND POLICIES


A summary of investment objectives of each of the Underlying Funds is set forth below. The Underlying Funds are listed by general investment risk characteristics. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.


SELECT INTERNATIONAL EQUITY FUND -- The Select International Equity Fund seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.

DGPF INTERNATIONAL EQUITY SERIES -- The International Equity Series of DGPF seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income.

FIDELITY VIP OVERSEAS PORTFOLIO -- The Overseas Portfolio of Fidelity VIP seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- The T. Rowe Price International Stock Portfolio seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

SELECT AGGRESSIVE GROWTH FUND -- The Select Aggressive Growth Fund seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

SELECT CAPITAL APPRECIATION FUND -- The Select Capital Appreciation Fund seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective. The Fund invests primarily in common stock of industries and companies which are believed to be experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate.

SELECT VALUE OPPORTUNITY FUND -- The Select Value Opportunity Fund seeks long-term growth by investing principally in a diversified portfolio of common stocks of small and mid-size companies whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

SELECT GROWTH FUND -- The Select Growth Fund seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.


CORE EQUITY FUND -- The Core Equity Fund is invested in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. The objective of the Core Equity Fund is to achieve long-term growth of capital. Realization of current investment income, if any, is incidental to this objective. This Fund was formerly known as the Growth Fund.


FIDELITY VIP GROWTH PORTFOLIO -- The Growth Portfolio of Fidelity VIP seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

EQUITY INDEX FUND -- The Equity Index Fund seeks to provide investment results that correspond to the aggregate price and yield performance of a representative selection of United States publicly traded common stocks. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.

SELECT GROWTH AND INCOME FUND -- The Select Growth and Income Fund seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- The Equity-Income Portfolio of Fidelity VIP seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FIDELITY VIP II ASSET MANAGER PORTFOLIO -- The Asset Manager Portfolio of Fidelity VIP II seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.

FIDELITY VIP HIGH INCOME PORTFOLIO -- The High Income Portfolio of Fidelity VIP seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds"), while also considering growth of capital. These securities often are considered to be speculative, and involve greater risk of default or price changes than securities assigned a high quality rating. See the Fidelity VIP prospectus.


SELECT INVESTMENT GRADE INCOME FUND -- The Select Investment Grade Income Fund is invested in a diversified portfolio of fixed income securities with the objective of seeking as high a level of total return (including both income and capital appreciation) as is consistent with prudent investment management. This fund was formerly known as the Investment Grade Income Fund.

GOVERNMENT BOND FUND -- The Government Bond Fund has the investment objectives of seeking high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.

MONEY MARKET FUND -- The Money Market Fund is invested in a diversified portfolio of high-quality, short-term money market instruments with the objective of obtaining maximum current income consistent with the preservation of capital and liquidity.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE THE SUB-ACCOUNTS WHICH BEST WILL MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE PROSPECTUSES OF THE TRUST, FIDELITY VIP, FIDELITY VIP II, T. ROWE PRICE AND DGPF, ALONG WITH THIS PROSPECTUS.

If there is a material change in the investment policy of a Fund, the Owner will be notified of the change. If the Owner has accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                            PERFORMANCE INFORMATION

The Contract was first offered to the public by Allmerica Financial Life Insurance and Annuity Company in 1996 and by First Allmerica Financial Life Insurance Company in 1997. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance results in Tables 1A and 2A are calculated with all charges assumed to be those applicable to the Contract, the Sub-Accounts and the Underlying Funds and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Tables 1B and 2B do not include the Contract fee and assume that the Contract is not surrendered at the end of the applicable period. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45%, the $30 annual Contract fee the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider Charge. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.



The performance shown in Tables 2A and 2B of Appendix B and C is calculated in exactly the same manner as that in Tables 1A and 1B of Appendix B and C respectively; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.


Performance Tables for Contracts issued by Allmerica Financial Life Insurance and Annuity Company can be found in Appendix B. Performance Tables for Contracts issued by First Allmerica Financial Life Insurance Company can be found in Appendix C. For more detailed information about these performance calculations, including actual formulas, see the SAI.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                          DESCRIPTION OF THE CONTRACT

A.  PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of annuity Contracts.


Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Principal Office on the basis of accumulation unit value next determined after receipt.



Payments may be made to the Contract at any time prior to the Annuity Date or prior to payment of a death benefit, subject to certain minimums:



    - Currently, the initial payment must be at least $600 ($1,000 in Washington).



    - Under a salary deduction or monthly automatic payment plan, the minimum initial payment is $50.



    - Each subsequent payment must be at least $50.



    - Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Contract on the employee if the plan's average annual contribution per eligible plan participant is at least $600.



    - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Money Market Fund.



Generally, unless otherwise requested, all payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. To the extent permitted by law, however, if the Contract is issued as an IRA or is issued in certain states, any portion of the initial net payment and additional net payments received during the Contract's first 15 days measured from the issue date, allocated to any Sub-Account and/or any Guarantee Period Account, will be held in the Money Market Fund until the end of the 15-day period. Thereafter, these amounts will be allocated as requested.



The Owner may change allocation instructions for new payments pursuant to a written or telephone request. If the Owner elects telephone requests, a properly completed authorization must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded.

B.  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days, the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (1) gross payments, or (2) gross payments allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of any amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Underlying Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

C.  RIGHT TO CANCEL ALL OTHER CONTRACTS

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.

D.  TRANSFER PRIVILEGE


At any time prior to the Annuity Date, the Owner may transfer amounts among available investment options at any time upon written or telephone request to the Company. As discussed in "A. Payments" above, a properly completed authorization form must be on file before telephone requests will be honored. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.


Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.


The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request is without charge and does not reduce the remaining number of transfers which may be made free of charge in the Contract year.



AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Money Market Fund or the Sub-Account investing in the Government Bond Fund (the "source accounts") to one or more available Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Underlying Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.


The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

The Company reserves the right to limit the number of Sub-Accounts that may used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

E.  SURRENDER

At any time prior to the Annuity Date, the Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The Owner must return the Contract and a signed, written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last nine full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each

Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has, by order, permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

F.  WITHDRAWALS


At any time prior to the Annuity Date, the Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Owner must submit a signed, written request for withdrawal, satisfactory to the Company, to the Principal Office. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.



Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.



Each withdrawal must be in a minimum amount of $100. Except in New York where no specific balance is required, no withdrawal will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000. Withdrawals will be paid in accordance with the time limitations described under "E. Surrender" above.


For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges. If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the Annuity Date, an Owner who also is the Annuitant may elect to make a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option by returning a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under contracts issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an Annuity Option must be selected.

If an Owner elects the Company's LED option, in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.


(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see, "C. Taxation of the Contracts in General" under FEDERAL TAX CONSIDERATIONS In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)


The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.

G.  DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "H. The Spouse of the Owner as Beneficiary." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.


DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of (a) the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment; (b) gross payments compounded daily at the effective annual yield of 5% starting on the date each payment is applied, decreased proportionately to reflect withdrawals (except in Hawaii and New York where (b) equals gross payments decreased proportionately to reflect withdrawals) or (c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals. For each withdrawal under (a) or (b) above, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.



This guaranteed death benefit works in the following way assuming no withdrawals are made: On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value on the Valuation Date that the Company receives proof of death (increased by any positive Market Value Adjustment) or
(b) gross payments compounded daily at the effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments). The higher of (a) or
(b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at the effective annual yield of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX E -- THE DEATH BENEFIT for specific examples of death benefit calculations.


DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office unless the Owner has specified a death benefit annuity option. Instead of payment in one sum, the beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or


    (2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.


If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be added to the Money Market Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

H.  THE SPOUSE OF THE OWNER AS BENEFICIARY


The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. Upon such election, the spouse will become the Owner and

Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Money Market Fund. The resulting value never will be subject to a surrender charge when withdrawn. The new Owner may also make additonal payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least nine years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.


I.  ASSIGNMENT

The Contract, other than those sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

For important tax liability which may result from assignments, see FEDERAL TAX CONSIDERATIONS.

J.  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE


The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under, or
(2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed
90. The Internal Revenue Code (the "Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See FEDERAL TAX CONSIDERATIONS for further information.



Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the payee with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the payee may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the Sub-Accounts selected. See "Annuity Benefit Payments" in the SAI.


To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity options selected does not produce an initial payment which meet this minimum, a single payment may be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or non-commutable "period certain" option may elect instead to receive a lump sum settlement. See "K. Description of Variable Annuity Options."

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.


If the Owner exercises the Minimum Guaranteed Annuity Payout (M-GAP) Rider, annuity benefit payments must be made under a fixed annuity payout option involving a life contingency and will be determined based on the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract.


K.  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS


The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Select Growth and Income Fund, the Equity Index Fund, the Core Equity Fund and the Money Market Fund.


The Company also provides these same options funded through the Fixed Account (fixed annuity payout). Regardless of how payments were allocated during the accumulation period, any of the variable payout options or the fixed payout options may be selected, or any of the variable payout options may be selected in combination with any of the fixed annuity payout options. The Company may offer other annuity options. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.


VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.



VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the payee's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the Annuitant, no matter how long he or she lives.



UNIT REFUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).


        Where: (1)  is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and


              (2) is the number of payments paid prior to the death of the Annuitant.



JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.



PERIOD CERTAIN VARIABLE ANNUITY. This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty. If the Annuitant dies before the end of the period, remaining payments will continue to be made. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.


It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

L.  ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "N. NORRIS Decision" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:


    - For life annuity options and noncommutable fixed period certain options of ten years or more (six or more years under New York Contracts), the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.



    - For all commutable fixed period certain options, any noncommutable fixed period certain option of less than ten years (less than six years under New York Contracts) and all variable period certain options, the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by
      (2) the applicable amount of the first monthly payment per $1,000 of value.


    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.


If the Owner elects the Minimum Guaranteed Annuity Payout (M-GAP) Rider, at annuitization the annuity benefit payments provided under the Rider (calculated by applying the guaranteed annuity factors to the Minimum Guaranteed Annuity Payout Benefit Base), are compared to the payments that would otherwise be available with the Rider. If annuity benefit payments under the Rider are higher, the Owner may exercise the Rider, provided that the conditions of the Rider are met. If annuity benefit payments under the Rider are lower, the Owner may choose not to exercise the Rider and instead annuitize under current annuity factors. See "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider," below.


M.  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER


An optional Minimum Guaranteed Annuity Payout (M-GAP) Rider is currently available in most jurisdictions for a separate monthly charge. The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten-year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is the value that will be annuitized if the Rider is exercised. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:



    (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract anniversary that the M-GAP Benefit Base is being determined; or

    (b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or



    (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.


For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal, by the following fraction:

                            amount of the withdrawal
           ----------------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal


CONDITIONS ON ELECTION OF THE M-GAP RIDER.



    - The Owner may elect the M-GAP Rider at Contract issue or at any time thereafter, however, if the Rider is not elected within thirty days after Contract issue or within thirty days after a Contract anniversary date, the effective date of the Rider will be the following Contract anniversary date.


    - The Owner may not elect a Rider with a ten-year waiting period if at the time of election the Annuitant has reached his or her 78th birthday. The Owner may not elect a Rider with a fifteen-year waiting period if at the time of election the Annuitant has reached his or her 73rd birthday.


EXERCISING THE M-GAP RIDER.



    - The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.


    - The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "K. Description of Variable Annuity Payout Options."


    - The Owner may only annuitize at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract.



TERMINATING THE M-GAP RIDER.



    - The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider, unless such termination occurs (1) on or within thirty days after any Contract anniversary and
      (2) in conjunction with the repurchase of an M-GAP Rider with a waiting period of equal or greater length at its then current price, if available.



    - The Owner may terminate the Rider at any time after the seventh Contract Anniversary following the effective date of the Rider.


    - The Owner may repurchase a Rider with a waiting period equal to or greater than the Rider then in force at the new Rider's then current price, if available, however, repurchase may only occur on or within thirty days of a Contract anniversary.

    - Other than in the event of a repurchase, once terminated the Rider may not be purchased again.

    - The Rider will terminate upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "H. The Spouse of the Owner as Beneficiary" (see DESCRIPTION OF THE CONTRACT).


From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAPRider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.



For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed For 10 Years. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.


                                MINIMUM
  POLICY         MINIMUM       GUARANTEED
ANNIVERSARY     GUARANTEED       ANNUAL
AT EXERCISE    BENEFIT BASE    INCOME(1)
-----------    ------------    ----------
  10             $162,889        $12,153
  15             $207,892        $17,695

(1)Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years are available. See "K. Description of Variable Annuity Payout Options."


The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base. The Company reserves the right to terminate the availability of the M-GAP Rider at any time. Such a termination would not effect Riders issued prior to the termination date, but, as noted above, Owners would not be able to purchase a new Rider under the repurchase feature. (See above, "TERMINATING THE M-GAP RIDER.")


N.  NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex non-guaranteed current annuity option rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

O.  COMPUTATION OF VALUES


THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.


Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT and GUARANTEE PERIOD ACCOUNTS.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and
(3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting (3) and (4) where:

    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge equal to 0.20% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price and DGPF.

A.  VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.


ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge equal to an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.


Deductions for the Contract fee (described below under "B. Contract Fee") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and SAI's of the Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price and DGPF contain additional information concerning expenses of the Underlying Funds.

B.  CONTRACT FEE


A $30 Contract fee currently is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where Contract value has been allocated to more than one account, a percentage of the total Contract fee will be deducted from the value in each account. The portion of the charge deducted from each account will be equal to the percentage which the value in that account bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that account.



Where permitted by law, the Contract fee also may be waived for Contracts where, on the date of issue, either the Owner or the Annuitant is within the class of "eligible persons" as defined in "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "E. Surrender Charge" below.


C.  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER CHARGE


The Company currently offers an optional Minimum Guaranteed Annuity Payout (M-GAP) Rider that may be elected by the Owner. A separate monthly charge is made for the Rider. The charge is made through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts (based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value).



The applicable charge is assessed on the Accumulated Value on the last day of each month within which the Rider has been in effect and, if applicable, on the date the Rider is terminated, multiplied by 1/12th of the following annual percentage rates:


 Minimum Guaranteed Annuity Payout (M-GAP) Rider with ten-year waiting period..............      0.25%
 Minimum Guaranteed Annuity Payout (M-GAP) Rider with fifteen-year waiting period..........      0.15%

For a description of the Rider, see "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under DESCRIPTION OF THE CONTRACT, above.

D.  PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    1. if the premium tax was paid by the Company when payments were received, the premium tax charge is deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the payments are received); or

    2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract value at the time such determination is made.

E.  SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge, however, is deducted from the Accumulated Value in the case of surrender and/or a withdrawal or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories: (1) New Payments - payments received by the Company during the nine years preceding the date of the surrender; (2) Old Payments - accumulated payments invested in the Contract for more than nine years; and (3) the amount available under the Withdrawal Without Surrender Charge provision. See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any, then from Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGES FOR SURRENDER AND WITHDRAWAL. If the Contract is surrendered, or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:

  YEARS FROM          CHARGE AS PERCENTAGE OF
DATE OF PAYMENT       NEW PAYMENTS WITHDRAWN
---------------       -----------------------
      0-2                       8%
       3                        7%
       4                        6%
       5                        5%
       6                        4%
       7                        3%
       8                        2%
       9                        1%
  More than 9                   0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 8.0% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals and annuitization.

REDUCTION OR ELIMINATION OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS
CREDITED. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. Under New York Contracts, the disability also must exist for a continuous period of at least four months. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense. In addition, except in New York and New Jersey where not permitted by state law, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is: (1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days or (2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.


For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under the Contract will be accepted unless required by state law.

In addition, from time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following: (1) the size and type of group or class, and the persistency expected from that group or class;
(2) the total amount of payments to be received, and the manner in which payments are remitted; (3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced; (4) other transactions where sales expenses are likely to be reduced; or (5) the level of commissions paid to registered representatives, selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer the Contract in connection with financial planning services offered on a fee-for-service basis). The Company also may reduce or waive the surrender charge, and/or credit additional amounts on contracts, where either the Owner or the Annuitant on the date of issue is within the following classes of individuals ("eligible persons"): (1) any employee of the Company located at its home office or at off-site locations if such employees are on the Company's home office payroll; (2) any director of the Company; (3) any retiree who elected to retire on his/her retirement date; (4) the immediate family members of those persons identified in (1) through (3) above residing in the same household; and
(5) any beneficiary who receives a death benefit under a deceased employees or retiree's progress sharing plan. For purposes of the above class of individuals, "the Company" includes affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date as defined in the Company's pension plan or any successor plan, and "progress sharing" means the First Allmerica Financial Life Insurance Company Employee's Matched Savings Plan or any successor plan.

Finally, if permitted under state law, surrender charges will be waived under a
Section 403(b) Contract where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's Section 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of the Contract. The Company will not make any changes to this charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the surrender charge is modified to effect certain exchanges of existing annuity contracts issued by the Company for the Contract. See "Exchange Offer" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge") equal to the greatest of (1), (2) or (3):

        Where (1) is:  100% of Cumulative Earnings (calculated as the
                       Accumulated Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

        Where (2) is:  10% of the Accumulated Value as of the Valuation Date the
                       Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

        Where (3) is:  The amount calculated under the Company's life expectancy distribution option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge of $1,530 which is equal to the greatest of:

    (1) Cumulative Earnings ($1,000);

    (2) 10% of Accumulated Value ($1,500); or

    (3) LED of 10.2% of Accumulated Value ($1,530).


The Withdrawal Without Surrender Charge first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a last-in first-out ("LIFO") basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.



SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value net of any applicable tax withholding. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the Withdrawal Without Surrender Charge Amount, described above.


Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see "E. Surrender" and "F. Withdrawals" under DESCRIPTION OF THE CONTRACT, and see FEDERAL TAX CONSIDERATIONS.


CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses any commutable period certain option or a noncommutable fixed period certain option for less than ten years (less than six years under New York contracts), a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.



No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any noncommutable fixed period certain option for ten years or more (six or more years under New York contracts). A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.


F.  TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "D. Transfer Privilege" under DESCRIPTION OF THE CONTRACT.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 (the "1933 Act") or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of the Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account, on any date other than on the day following the expiration of that Guarantee Period, will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.


At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.


MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "G. Death Benefit." All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value

Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                     [(1+i)/(1+j)]to the power of n/365 - 1

        where:  i  is the Guaranteed Interest Rate expressed as a decimal for
                   (example: 3% = 0.03) being credited to the current Guarantee Period;

               j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

               n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3% such that the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX D -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "E. Surrender" and "F. Withdrawals." In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.


In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "E. Surrender Charge" under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.


A.  GENERAL



THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.


The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.


DIVERSIFICATION REQUIREMENTS. The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract and therefore, the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Funds will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.



INVESTOR CONTROL. In order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company, therefore, additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.


B.  QUALIFIED AND NON-QUALIFIED CONTRACTS


From a federal tax viewpoint there are two types of variable annuity contracts, "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "E. Provisions Applicable to Qualified Employer Plans" below.


C.  TAXATION OF THE CONTRACTS IN GENERAL

The Company believes that the Contracts described in this Prospectus will, with certain exceptions (see "Nonnatural Owner" below), be considered annuity contracts under Section 72 of the Code. Please note, however if the Owner chooses an Annuity Date beyond the Annuitant's 85th birthday, it is possible that the Contract may not be considered an annuity for tax purposes and therefore the Owner may be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.


WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.


ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable. If the annuitant dies before cost basis is recovered, a deduction for the difference is allowed on the annuitant's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2, or if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code) or, in the case of the Owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions. In addition to the exceptions above, the penalty tax will not apply to withdrawals from a qualified Contract made to an employee who has terminated employment after reaching age 55.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy, and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Contract to the Annuitant on the Annuity Date, as required under the Contract, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well. In addition, plan assets are treated as property of the employer, and are subject to the claims of the employer's general creditors.

D.  TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Contracts offered by this Prospectus will vary according to whether the amount withdrawn or surrendered is allocable to an investment in the Contract made before or after certain dates.

E.  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS


Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.


The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING
PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Section 408 of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "B. Right to Cancel Individual Retirement Annuity."

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or SIMPLE IRA plans for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated instead to the Money Market Fund.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Funds no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to the Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional sub-accounts of the Variable Account, each of which would invest in shares corresponding to a new underlying fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new sub-accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new sub-accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to separate accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresee any such disadvantages to either variable life owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.


The Company reserves the right, subject to compliance with applicable law, to:


    (1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

    (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor,

    (6) to change the names of the Variable Account or of the Sub-Accounts, and


    (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.



If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.


                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION

The Contracts offered by this Prospectus may be purchased from representatives of Allmerica Investments, Inc., a registered broker-dealer under the Securities and Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"). Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is also the principal underwriter and distributor and is an indirect wholly owned subsidiary of First Allmerica. The Contract also may be purchased from certain independent broker-dealers which are NASD members.

The Company pays commissions, not to exceed 5.0% of payments, to registered representatives of Allmerica Investments, Inc. Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Contract value. Managers who supervise the agents will receive overriding commissions ranging up to no more than 2% of payments.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Contract will be retained by the Company except for amounts it may pay to Allmerica Investments, Inc. for services it performs and expenses it may incur as principal underwriter and general distributor. Owners may direct any inquiries to their financial representative or to Annuity Client Services, Allmerica Financial Life Insurance and Annuity Company, 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-533-7881.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the Securities and Exchange Commission.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Contracts, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Contract is surrendered, or if an amount in excess of the Withdrawal Without Surrender Charge is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least nine full Contract years.

STATE RESTRICTIONS: In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

       If a Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If the Contract is issued on or after the Annuitant's 60th birthday up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If the Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time. If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the Money
       Market Fund.

The Fixed Account is not available to Owners who purchase the Contract in the state of Oregon.

                                   APPENDIX B
                               PERFORMANCE TABLES
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY


                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                              FOR YEAR                              SINCE
                                           SUB-ACCOUNT          ENDED                           INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND  INCEPTION DATE      12/31/99           5 YEARS         SUB-ACCOUNT
----------------------------------------  --------------   ---------------   ---------------   ---------------
Select International Equity Fund.....          5/3/94               21.61%            16.17%            13.29%
DGPF International Equity Series.....          5/6/93                5.96%            10.85%            10.46%
Fidelity VIP Overseas Portfolio......          9/5/91               32.44%            15.01%            11.74%
T. Rowe Price International Stock
 Portfolio...........................          5/1/95               23.29%              N/A             13.12%
Select Aggressive Growth Fund........         9/16/92               28.38%            20.92%            18.16%
Select Capital Appreciation Fund.....         4/30/95               15.41%              N/A             19.01%
Select Value Opportunity Fund........          5/2/93              -13.01%            11.14%             9.62%
Select Growth Fund...................         9/16/92               19.73%            26.74%            18.13%
Core Equity Fund.....................          9/4/91               19.18%            22.83%            16.00%
Fidelity VIP Growth Portfolio........          9/5/91               27.14%            27.28%            20.66%
Equity Index Fund....................          9/4/91               10.48%            25.46%            17.52%
Select Growth and Income Fund........         9/16/92                8.54%            19.36%            14.05%
Fidelity VIP Equity-Income Portfolio...        9/5/91               -3.07%            16.13%            14.97%
Fidelity VIP II Asset Manager
 Portfolio...........................          5/4/94                1.53%            13.33%            11.31%
Fidelity VIP High Income Portfolio...         9/24/91               -1.23%             8.44%            10.34%
Select Investment Grade Income Fund...         9/5/91               -9.53%             4.94%             5.55%
Government Bond Fund.................          9/8/91               -8.37%             3.83%             4.45%
Money Market Fund....................          9/9/91               -3.84%             3.05%             3.15%



                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                              FOR YEAR                              SINCE
                                           SUB-ACCOUNT          ENDED                           INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND  INCEPTION DATE      12/31/99           5 YEARS         SUB-ACCOUNT
----------------------------------------  --------------   ---------------   ---------------   ---------------
Select International Equity Fund.....          5/3/94               29.81%            16.86%            13.84%
DGPF International Equity Series.....          5/6/93               14.08%            11.61%            10.81%
Fidelity VIP Overseas Portfolio......          9/5/91               40.56%            15.69%            11.91%
T. Rowe Price International Stock
 Portfolio...........................          5/1/95               31.39%              N/A             13.88%
Select Aggressive Growth Fund........         9/16/92               36.65%            21.57%            18.44%
Select Capital Appreciation Fund.....         4/30/95               23.55%              N/A             19.67%
Select Value Opportunity Fund........          5/2/93               -6.08%            11.91%            10.01%
Select Growth Fund...................         9/16/92               27.92%            27.23%            18.36%
Core Equity Fund.....................          9/4/91               27.46%            23.46%            16.25%
Fidelity VIP Growth Portfolio........          9/5/91               35.45%            27.89%            20.92%
Equity Index Fund....................          9/4/91               18.67%            25.96%            17.67%
Select Growth and Income Fund........         9/16/92               16.71%            19.96%            14.30%
Fidelity VIP Equity-Income Portfolio...        9/5/91                4.79%            16.92%            15.24%
Fidelity VIP II Asset Manager
 Portfolio...........................          5/4/94                9.48%            13.98%            11.79%
Fidelity VIP High Income Portfolio...         9/24/91                6.59%             9.28%            10.50%
Select Investment Grade Income Fund...         9/5/91               -2.41%             5.85%             5.73%
Government Bond Fund.................          9/8/91               -1.22%             4.71%             4.58%
Money Market Fund....................          9/9/91                3.66%             3.96%             3.29%

                                    TABLE 2A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF UNDERLYING FUND
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                                                 10 YEARS OR
                                            UNDERLYING        FOR YEAR                              SINCE
                                               FUND             ENDED                             INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND  INCEPTION DATE      12/31/99           5 YEARS           IF LESS
----------------------------------------  --------------   ---------------   ---------------   ---------------
Select International Equity Fund.....          5/2/94               21.61%            16.17%            13.28%
DGPF International Equity Series.....        10/29/92                5.96%            10.85%             9.91%
Fidelity VIP Overseas Portfolio......         1/28/87               32.44%            15.01%             9.72%
T. Rowe Price International Stock
 Portfolio...........................         3/31/94               23.29%            12.88%            11.33%
Select Aggressive Growth Fund........         8/21/92               28.38%            20.92%            18.71%
Select Capital Appreciation Fund.....         4/28/95               15.41%              N/A             19.01%
Select Value Opportunity Fund........         4/30/93              -13.01%            11.14%             9.61%
Select Growth Fund...................         8/21/92               19.73%            26.74%            18.62%
Core Equiy Fund......................         4/29/85               19.18%            22.83%            15.50%
Fidelity VIP Growth Portfolio........         10/9/86               27.14%            27.28%            18.00%
Equity Index Fund....................         9/28/90               10.48%            25.46%            18.85%
Select Growth and Income Fund........         8/21/92                8.54%            19.36%            14.01%
Fidelity VIP Equity-Income Portfolio...       10/9/86               -3.07%            16.13%            12.61%
Fidelity VIP II Asset Manager
 Portfolio...........................          9/6/89                1.53%            13.33%            11.49%
Fidelity VIP High Income Portfolio...         9/19/85               -1.23%             8.44%            10.74%
Select Investment Grade Income Fund...        4/29/85               -9.53%             4.94%             6.06%
Government Bond Fund.................         8/26/91               -8.37%             3.83%             4.27%
Money Market Fund....................         4/29/85               -3.84%             3.05%             3.70%



                                    TABLE 2B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF UNDERLYING FUND
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                                                                 10 YEARS OR
                                            UNDERLYING        FOR YEAR                              SINCE
                                               FUND             ENDED                             INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND  INCEPTION DATE      12/31/99           5 YEARS           IF LESS
----------------------------------------  --------------   ---------------   ---------------   ---------------
Select International Equity Fund.....          5/2/94               29.81%            16.86%            13.83%
DGPF International Equity Series.....        10/29/92               14.08%            11.61%            10.17%
Fidelity VIP Overseas Portfolio......         1/28/87               40.56%            15.69%             9.84%
T.Rowe Price International Stock
 Portfolio...........................         3/31/94               31.39%            13.56%            11.82%
Select Aggressive Growth Fund........         8/21/92               36.65%            21.57%            18.98%
Select Capital Appreciation Fund.....         4/28/95               23.55%              N/A             19.67%
Select Value Opportunity Fund........         4/30/93               -6.08%            11.91%            10.00%
Select Growth Fund...................         8/21/92               27.92%            27.23%            18.84%
Core Equity Fund.....................         4/29/85               27.46%            23.46%            15.68%
Fidelity VIP Growth Portfolio........         10/9/86               35.45%            27.89%            18.24%
Equity Index Fund....................         9/28/90               18.67%            25.96%            18.95%
Select Growth and Income Fund........         8/21/92               16.71%            19.96%            14.26%
Fidelity VIP Equity-Income Portfolio...       10/9/86                4.79%            16.92%            12.86%
Fidelity VIP II Asset Manager
 Portfolio...........................          9/6/89                9.48%            13.98%            11.53%
Fidelity VIP High Income Portfolio...         9/19/85                6.59%             9.28%            10.83%
Select Investment Grade Income Fund...        4/29/85               -2.41%             5.85%             6.15%
Government Bond Fund.................         8/26/91               -1.22%             4.71%             4.40%
Money Market Fund....................         4/29/85                3.66%             3.96%             3.73%

                                   APPENDIX C
                               PERFORMANCE TABLES
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY


                                    TABLE 1A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                              FOR YEAR                              SINCE
                                           SUB-ACCOUNT          ENDED                           INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND  INCEPTION DATE      12/31/99           5 YEARS         SUB-ACCOUNT
----------------------------------------  --------------   ---------------   ---------------   ---------------
Select International Equity Fund.....          5/3/94               21.61%            16.17%            13.29%
DGPF International Equity Series.....         4/20/94                5.97%            10.87%             9.44%
Fidelity VIP Overseas Portfolio......         4/20/94               32.45%            15.02%            12.70%
T. Rowe Price International Stock
 Portfolio...........................          5/1/95               23.26%              N/A             13.09%
Select Aggressive Growth Fund........         4/20/94               28.37%            20.91%            18.65%
Select Capital Appreciation Fund.....         4/30/95               15.40%              N/A             18.99%
Select Value Opportunity Fund........         4/20/94              -13.03%            11.13%             9.30%
Select Growth Fund...................         4/20/94               19.70%            26.72%            24.36%
Core Equity Fund.....................         4/20/94               19.24%            22.88%            20.66%
Fidelity VIP Growth Portfolio........         4/20/94               27.14%            27.27%            25.15%
Equity Index Fund....................         4/21/94               10.48%            25.47%            22.83%
Select Growth and Income Fund........         4/20/94                8.55%            19.36%            17.48%
Fidelity VIP Equity-Income Portfolio...       4/20/94               -3.05%            16.14%            15.54%
Fidelity VIP II Asset Manager
 Portfolio...........................         5/11/94                1.54%            13.32%            11.53%
Fidelity VIP High Income Portfolio...         4/20/94               -1.27%             8.41%             7.35%
Select Investment Grade Income Fund...        4/21/94               -9.49%             4.99%             4.31%
Government Bond Fund.................         4/20/94               -8.36%             3.84%             3.48%
Money Market Fund....................         4/10/94               -3.85%             3.03%             3.15%



                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                              FOR YEAR                              SINCE
                                           SUB-ACCOUNT          ENDED                           INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND  INCEPTION DATE      12/31/99           5 YEARS         SUB-ACCOUNT
----------------------------------------  --------------   ---------------   ---------------   ---------------
Select International Equity Fund.....          5/3/94               29.81%            16.86%            13.84%
DGPF International Equity Series.....         4/20/94               14.08%            11.61%             9.99%
Fidelity VIP Overseas Portfolio......         4/20/94               40.56%            15.69%            13.21%
T. Rowe Price International Stock
 Portfolio...........................          5/1/95               31.39%              N/A             13.87%
Select Aggressive Growth Fund........         4/20/94               36.65%            21.57%            19.18%
Select Capital Appreciation Fund.....         4/30/95               23.55%              N/A             19.67%
Select Value Opportunity Fund........         4/20/94               -6.08%            11.91%             9.90%
Select Growth Fund...................         4/20/94               27.92%            27.23%            24.74%
Core Equity Fund.....................         4/20/94               27.46%            23.46%            21.10%
Fidelity VIP Growth Portfolio........         4/20/94               35.45%            27.89%            25.65%
Equity Index Fund....................         4/21/94               18.67%            25.96%            23.20%
Select Growth and Income Fund........         4/20/94               16.71%            19.96%            17.93%
Fidelity VIP Equity-Income Portfolio...       4/20/94                4.79%            16.92%            16.13%
Fidelity VIP II Asset Manager
 Portfolio...........................         5/11/94                9.48%            13.98%            12.01%
Fidelity VIP High Income Portfolio...         4/20/94                6.59%             9.28%             8.01%
Select Investment Grade Income Fund...        4/21/94               -2.41%             5.85%             4.94%
Government Bond Fund.................         4/20/94               -1.22%             4.71%             4.10%
Money Market Fund....................         4/10/94                3.66%             3.96%             3.81%

                                    TABLE 2A
                  AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF UNDERLYING FUND
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                                                 10 YEARS OR
                                            UNDERLYING        FOR YEAR                              SINCE
                                               FUND             ENDED                             INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND  INCEPTION DATE      12/31/99           5 YEARS           IF LESS
----------------------------------------  --------------   ---------------   ---------------   ---------------
Select International Equity Fund.....          5/2/94               21.61%            16.17%            13.28%
DGPF International Equity Series.....        10/29/92                5.97%            10.87%            10.26%
Fidelity VIP Overseas Portfolio......         1/28/87               32.45%            15.02%             9.73%
T. Rowe Price International Stock
 Portfolio...........................         3/31/94               23.26%            12.85%            11.30%
Select Aggressive Growth Fund........         8/21/92               28.37%            20.91%            18.69%
Select Capital Appreciation Fund.....         4/28/95               15.40%              N/A             18.99%
Select Value Opportunity Fund........         4/30/93              -13.03%            11.13%             9.58%
Select Growth Fund...................         8/21/92               19.70%            26.72%            18.60%
Core Equity Fund.....................         4/29/85               19.24%            22.88%            15.50%
Fidelity VIP Growth Portfolio........         10/9/86               27.14%            27.27%            17.98%
Equity Index Fund....................         9/28/90               10.48%            25.47%            18.85%
Select Growth and Income Fund........         8/21/92                8.55%            19.36%            14.01%
Fidelity VIP Equity-Income Portfolio...       10/9/86               -3.05%            16.14%            12.71%
Fidelity VIP II Asset Manager
 Portfolio...........................          9/6/89                1.54%            13.32%            11.48%
Fidelity VIP High Income Portfolio...         9/19/85               -1.27%             8.41%            10.71%
Select Investment Grade Income Fund...        4/29/85               -9.49%             4.99%             6.10%
Government Bond Fund.................         8/26/91               -8.36%             3.84%             4.58%
Money Market Fund....................         4/29/85               -3.85%             3.03%             3.67%



                                    TABLE 2B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF UNDERLYING FUND
        (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                                                                 10 YEARS OR
                                            UNDERLYING        FOR YEAR                              SINCE
                                               FUND             ENDED                             INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND  INCEPTION DATE      12/31/99           5 YEARS           IF LESS
----------------------------------------  --------------   ---------------   ---------------   ---------------
Select International Equity Fund.....          5/2/94               29.81%            16.86%            13.83%
DGPF International Equity Series.....        10/29/92               14.08%            11.61%            10.50%
Fidelity VIP Overseas Portfolio......         1/28/87               40.56%            15.69%             9.84%
T.Rowe Price International Stock
 Portfolio...........................         3/31/94               31.39%            13.56%            11.82%
Select Aggressive Growth Fund........         8/21/92               36.65%            21.57%            18.97%
Select Capital Appreciation Fund.....         4/28/95               23.55%              N/A             19.67%
Select Value Opportunity Fund........         4/30/93               -6.08%            11.91%             9.98%
Select Growth Fund...................         8/21/92               27.92%            27.23%            18.83%
Core Equity Fund.....................         4/29/85               27.46%            23.46%            15.64%
Fidelity VIP Growth Portfolio........         10/9/86               35.45%            27.89%            18.23%
Equity Index Fund....................         9/28/90               18.67%            25.96%            18.94%
Select Growth and Income Fund........         8/21/92               16.71%            19.96%            14.25%
Fidelity VIP Equity-Income Portfolio...       10/9/86                4.79%            16.92%            12.95%
Fidelity VIP II Asset Manager
 Portfolio...........................          9/6/89                9.48%            13.98%            11.53%
Fidelity VIP High Income Portfolio...         9/19/85                6.59%             9.28%            10.83%
Select Investment Grade Income Fund...        4/29/85               -2.41%             5.85%             6.15%
Government Bond Fund.................         8/26/91               -1.22%             4.71%             4.69%
Money Market Fund....................         4/29/85                3.66%             3.96%             3.73%

                                   APPENDIX D
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1:  SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.

          HYPOTHETICAL     WITHDRAWAL      SURRENDER
CONTRACT  ACCUMULATED   WITHOUT SURRENDER    CHARGE    SURRENDER
  YEAR       VALUE        CHARGE AMOUNT    PERCENTAGE   CHARGE
--------  ------------  -----------------  ----------  ---------
    1      $54,000.00      $ 5,400.00          8%      $3,888.00
    2       58,320.00        8,320.00          8%       4,000.00
    3       62,985.60       12,985.60          7%       3,500.00
    4       68,024.45       18,024.45          6%       3,000.00
    5       73,466.40       23,466.40          5%       2,500.00
    6       79,343.72       29,343.72          4%       2,000.00
    7       85,691.21       35,691.21          3%       1,500.00
    8       92,546.51       42,546.51          2%       1,000.00
    9       99,950.23       49,950.23          1%         500.00
   10      107,946.25       57,946.25          0%           0.00

WITHDRAWALS -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Value.

          HYPOTHETICAL                  WITHDRAWAL      SURRENDER
CONTRACT  ACCUMULATED                WITHOUT SURRENDER    CHARGE    SURRENDER
  YEAR       VALUE      WITHDRAWALS    CHARGE AMOUNT    PERCENTAGE   CHARGE
--------  ------------  -----------  -----------------  ----------  ---------
    1      $54,000.00        $0.00      $ 5,400.00          8%          $0.00
    2       58,320.00         0.00        8,320.00          8%           0.00
    3       62,985.60         0.00       12,985.60          7%           0.00
    4       68,024.45    30,000.00       18,024.45          6%         718.53
    5       41,066.40    10,000.00        4,106.68          5%         294.67
    6       33,551.72     5,000.00        3,355.17          4%          65.79
    7       30,835.85    10,000.00        3,083.59          3%         207.49
    8       22,502.72    15,000.00        2,250.27          2%         254.99
    9        8,102.94         0.00          810.29          1%           0.00
   10        8,751.17         0.00        1,248.45          0%           0.00

PART 2:  MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)] to the power of n/365 - 1

The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2,555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

    4. No transfers of withdrawals affecting this Guarantee Period Account have been made.

    5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

    The market value factor    =  [(1+i)/(1+j)] to the power of n/365 -1

                               =  [(1+.08)/(1+.10)] to the power of 2555/365 -1

                               =  (.98182) -1

                               =  -.12054

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  -.12054 X $62,985.60

                               =  -$7,592.11

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

    The market value factor    =  [(1+i)/(1+j)] to the power of n/365 -1

                               =  [(1+.08)/(1+.07)] to the power of 2555/365 -1

                               =  (1.0093) to the power of 7 -1

                               =  -.06694

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  -.06694 X $62,985.60

                               =  -$4,216,26


*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

    The market value factor    =  [(1+i)/(1+j)] to the power of n/365 -1

                               =  [(1+.08)/(1+.11)] to the power of 2555/365 -1

                               =  (.97297) to the power of 7 -1

                               =  -.17454

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the negative of the excess interest earned
                                  over 3%

                               =  Minimum (-.17454 X $62,985.60 or -$8,349.25)

                               =  Minimum (-$10,993.51 or -$8,349.25)

                               =  -$8,349.25

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 6.00% or 0.06

    The market value factor    =  [(1+i)/(1+j)] to the power of n/365 -1

                               =  [(1+.08)/(1+.06)] to the power of 2555/365 -1

                               =  (1.01887) to the power of 7 -1

                               =  .13981

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the excess interest earned over 3%

                               =  Minimum of (.13981 X $62,985.60 or $8,349.25)

                               =  Minimum of ($8,806.02 or $8,349.25)

                               =  $8,349.25


*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

                                   APPENDIX E
                               THE DEATH BENEFIT

PART 1:  DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

          HYPOTHETICAL     WITHDRAWAL                                                             HYPOTHETICAL
CONTRACT  ACCUMULATED     MARKET VALUE         DEATH             DEATH             DEATH             DEATH
  YEAR       VALUE         ADJUSTMENT       BENEFIT (A)       BENEFIT (B)       BENEFIT (C)         BENEFIT
--------  ------------  ----------------  ----------------  ----------------  ----------------  ----------------
    1      $53,000.00         $0.00          $53,000.00        $52,500.00        $50,000.00        $53,000.00
    2       53,530.00        500.00           54,030.00         55,125.00         53,000.00         55,125.00
    3       58,883.00          0.00           58,883.00         57,881.25         55,125.00         58,883.00
    4       52,994.70        500.00           53,494.70         60,775.31         58,883.00         60,775.31
    5       58,294.17          0.00           58,294.17         63,814.08         60,775.31         63,814.08
    6       64,123.59        500.00           64,623.59         67,004.78         63,814.08         67,004.78
    7       70,535.95          0.00           70,535.95         70,355.02         67,004.78         70,535.95
    8       77,589.54        500.00           78,089.54         73,872.77         70,535.95         78,089.54
    9       85,348.49          0.00           85,348.49         77,566.41         78,089.54         85,348.49
   10       93,883.34          0.00           93,883.34         81,444.73         85,348.49         93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

          HYPOTHETICAL                  WITHDRAWAL                                                             HYPOTHETICAL
          ACCUMULATED                  MARKET VALUE         DEATH             DEATH             DEATH             DEATH
  YEAR       VALUE      WITHDRAWALS     ADJUSTMENT       BENEFIT (A)       BENEFIT (B)       BENEFIT (C)         BENEFIT
--------  ------------  -----------  ----------------  ----------------  ----------------  ----------------  ----------------
    1      $53,000.00        $0.00         $0.00          $53,000.00        $52,500.00        $50,000.00        $53,000.00
    2       53,530.00         0.00        500.00           54,030.00         55,125.00         53,000.00         55,125.00
    3        3,883.00    50,000.00          0.00            3,883.00          4,171.13          3,972.50          4,171.13
    4        3,494.70         0.00        500.00            3,994.70          4,379.68          4,171.13          4,379.68
    5        3,844.17         0.00          0.00            3,844.17          4,598.67          4,379.68          4,598.67
    6        4,228.59         0.00        500.00            4,728.59          4,828.60          4,598.67          4,828.60
    7        4,651.45         0.00          0.00            4,651.45          5,070.03          4,828.60          5,070.03
    8        5,116.59         0.00        500.00            5,616.59          5,323.53          5,070.03          5,616.59
    9        5,628.25         0.00          0.00            5,628.25          5,589.71          5,616.59          5,628.25
   10          691.07     5,000.00          0.00              691.07            712.70            683.44            712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2:  DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

          HYPOTHETICAL  HYPOTHETICAL
          ACCUMULATED   MARKET VALUE    HYPOTHETICAL
  YEAR       VALUE       ADJUSTMENT    DEATH BENEFIT
--------  ------------  ------------  ----------------
    1      $53,000.00          $0.00     $53,000.00
    2       53,530.00         500.00      54,030.00
    3       58,883.00           0.00      58,883.00
    4       52,994.70         500.00      53,494.70
    5       58,294.17           0.00      58,294.17
    6       64,123.59         500.00      64,623.59
    7       70,535.95           0.00      70,535.95
    8       77,589.54         500.00      78,089.54
    9       85,348.49           0.00      85,348.49
   10       93,883.34           0.00      93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX F
                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K

                                                                         YEAR ENDED DECEMBER 31,
                                          -------------------------------------------------------------------------------------
                                            1999       1998       1997       1996       1995       1994       1993       1992
                                          --------   --------   --------   --------   --------   --------   --------   --------
SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period...................    1.605      1.398      1.355      1.127      0.956      1.000        N/A        N/A
  End of Period.........................    2.084      1.605      1.398      1.355      1.127      0.956        N/A        N/A
  Units Outstanding at End of Period (in
    thousands)..........................  129,946    130,011    115,585     77,485     37,680     12,530        N/A        N/A

DGPF INTERNATIONAL EQUITY SERIES
Unit Value:
  Beginning of Period...................    1.736      1.596      1.519      1.284      1.143      1.129      1.000        N/A
  End of Period.........................    1.980      1.736      1.596      1.519      1.284      1.143      1.129        N/A
  Units Outstanding at End of Period (in
    thousands)..........................   63,396     68,279     62,134     44,416     34,692     26,924      6,681        N/A

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period...................    1.814      1.632      1.484      1.330      1.230      1.226      0.906      1.030
  End of Period.........................    2.550      1.814      1.632      1.484      1.330      1.230      1.226      0.906
  Units Outstanding at End of Period (in
    thousands)..........................   58,821     59,052     56,689     63,050     65,256     59,774     25,395      6,728

T. ROWE PRICE INTERNATIONAL STOCK
 PORTFOLIO
Unit Value:
  Beginning of Period...................    1.396      1.222      1.203      1.064      1.000        N/A        N/A        N/A
  End of Period.........................    1.834      1.396      1.222      1.203      1.064        N/A        N/A        N/A
  Units Outstanding at End of Period (in
    thousands)..........................   68,032     68,367     59,832     35,915     10,882        N/A        N/A        N/A

SELECT AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period...................    2.513      2.305      1.970      1.686      1.292      1.342      1.139      1.000
  End of Period.........................    3.433      2.513      2.305      1.970      1.686      1.292      1.342      1.139
  Units Outstanding at End of Period (in
    thousands)..........................  123,337    125,758    106,790     89,974     70,349     54,288     26,158      2,019

SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period...................    1.875      1.670      1.482      1.383      1.000        N/A        N/A        N/A
  End of Period.........................    2.316      1.875      1.670      1.482      1.383        N/A        N/A        N/A
  Units Outstanding at End of Period (in
    thousands)..........................   81,133     80,048     70,932     52,927     16,096        N/A        N/A        N/A

SELECT VALUE OPPORTUNITY FUND
Unit Value:
  Beginning of Period...................    2.011      1.945      1.580      1.249      1.075      1.167      1.000        N/A
  End of Period.........................    1.889      2.011      1.945      1.580      1.249      1.075      1.167        N/A
  Units Outstanding at End of Period (in
    thousands)..........................  103,456     99,750     85,126     60,145     43,433     33,049      9,902        N/A

                                                                         YEAR ENDED DECEMBER 31,
                                          -------------------------------------------------------------------------------------
                                            1999       1998       1997       1996       1995       1994       1993       1992
                                          --------   --------   --------   --------   --------   --------   --------   --------
SELECT GROWTH FUND
Unit Value:
  Beginning of Period...................    2.671      2.001      1.514      1.259      1.024      1.055      1.058      1.000
  End of Period.........................    3.417      2.671      2.001      1.514      1.259      1.024      1.055      1.058
  Units Outstanding at End of Period (in
    thousands)..........................  136,939    121,005     96,643     62,633     47,078     38,415     26,064      3,039

CORE EQUITY FUND
Unit Value:
  Beginning of Period...................    2.748      2.336      1.894      1.599      1.221      1.236      1.175      1.111
  End of Period.........................    3.503      2.748      2.336      1.894      1.599      1.221      1.236      1.175
  Units Outstanding at End of Period (in
    thousands)..........................  167,814    164,914    156,173    135,573    116,008    102,399     72,609     34,373

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period...................    3.586      2.608      2.143      1.895      1.419      1.440      1.224      1.135
  End of Period.........................    4.857      3.586      2.608      2.143      1.895      1.419      1.440      1.224
  Units Outstanding at End of Period (in
    thousands)..........................  160,262    149,009    148,211    142,450    116,485     90,717     49,136     18,253

EQUITY INDEX FUND
Unit Value:
  Beginning of Period...................    3.265      2.581      1.977      1.640      1.221      1.266      1.135      1.074
  End of Period.........................    3.874      3.265      2.581      1.977      1.640      1.221      1.226      1.135
  Units Outstanding at End of Period (in
    thousands)..........................  131,644    107,625     85,344     57,428     39,534     29,176     22,466      9,535

SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period...................    2.270      1.978      1.638      1.370      1.066      1.074      0.987      1.000
  End of Period.........................    2.650      2.270      1.978      1.638      1.370      1.066      1.074      0.987
  Units Outstanding at End of Period (in
    thousands)..........................  132,428    119,107    103,543     82,434     63,841     51,098     31,846      4,711

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period...................    3.107      2.824      2.236      1.185      1.490      1.412      1.211      1.051
  End of Period.........................    3.256      3.107      2.824      2.236      1.185      1.490      1.412      1.211
  Units Outstanding at End of Period (in
    thousands)..........................  188,374    187,989    180,001    167,000    139,145    104,356     61,264     17,855

FIDELITY VIP II ASSET MANAGER PORTFOLIO
Unit Value:
  Beginning of Period...................    1.717      1.514      1.273      1.127      0.977      1.000        N/A        N/A
  End of Period.........................    1.879      1.717      1.514      1.273      1.127      0.977        N/A        N/A
  Units Outstanding at End of Period (in
    thousands)..........................   78,861     69,704     55,551      42415      33444      20720        N/A        N/A

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period...................    2.142      2.272      1.958      1.743      1.465      1.510      1.270      1.047
  End of Period.........................    2.284      2.142      2.272      1.958      1.743      1.465      1.510      1.270
  Units Outstanding at End of Period (in
    thousands)..........................   97,498     97,829     76,343     53,956     38,042     27,041     13,583      3,625

                                                                         YEAR ENDED DECEMBER 31,
                                          -------------------------------------------------------------------------------------
                                            1999       1998       1997       1996       1995       1994       1993       1992
                                          --------   --------   --------   --------   --------   --------   --------   --------
SELECT INVESTMENT GRADE INCOME FUND
Unit Value:
  Beginning of Period...................    1.629      1.530      1.418      1.390      1.073      1.250      1.145      1.073
  End of Period.........................    1.590      1.629      1.530      1.418      1.390      1.196      1.250      1.145
  Units Outstanding at End of Period (in
    thousands)..........................  106,780    102,088     86,816     79,054     69,168     57,454     48,488     15,428

GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period...................    1.469      1.384      1.311      1.285      1.152      1.179      1.112      1.075
  End of Period.........................    1.451      1.469      1.384      1.311      1.285      1.152      1.179      1.112
  Units Outstanding at End of Period (in
    thousands)..........................   51,711     48,930     35,261     30,921     31,710     32,519     60,265     29,844

MONEY MARKET FUND
Unit Value:
  Beginning of Period...................    1.262      1.214      1.167      1.124      1.077      1.051      1.035      1.013
  End of Period.........................    1.308      1.262      1.214      1.167      1.124      1.077      1.051      1.035
  Units Outstanding at End of Period (in
    thousands)..........................  205,622    128,730     91,676     92,354     69,311     37,668     30,815     30,778

                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

                                                              YEAR ENDED DECEMBER 31,
                                          ---------------------------------------------------------------
                                            1999       1998       1997       1996       1995       1994
                                          --------   --------   --------   --------   --------   --------
SELECT INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period...................    1.605      1.398      1.355      1.128      0.956      1.000
  End of Period.........................    2.084      1.605      1.398      1.355      1.128      0.956
  Number of Units Outstanding at End of
    Period (in thousands)...............   10,841      9,713      8,076      5,068      2,093        446
DGPF INTERNATIONAL EQUITY SERIES
Unit Value:
  Beginning of Period...................    1.508      1.387      1.319      1.115      0.993      1.000
  End of Period.........................    1.720      1.508      1.387      1.319      1.115      0.993
  Number of Units Outstanding at End of
    Period (in thousands)...............    4,560      4,148      3,266      2,023      1,304        667
FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period...................    1.443      1.298      1.180      1.058      0.978      1.000
  End of Period.........................    2.028      1.443      1.298      1.180      1.058      0.978
  Number of Units Outstanding at End of
    Period (in thousands)...............    4,796      4,358      3,601      3,114      2,804      1,697
T. ROWE PRICE INTERNATIONAL STOCK
 PORTFOLIO
Unit Value:
  Beginning of Period...................    1.396      1.222      1.203      1.064      1.000        N/A
  End of Period.........................    1.834      1.396      1.222      1.203      1.064        N/A
  Number of Units Outstanding at End of
    Period (in thousands)...............    5,937      5,670      4,536      2,506        542        N/A
SELECT AGGRESSIVE GROWTH FUND
Unit Value:
  Beginning of Period...................    1.989      1.825      1.560      1.335      1.023      1.000
  End of Period.........................    2.718      1.989      1.825      1.560      1.335      1.023
  Number of Units Outstanding at End of
    Period (in thousands)...............   11,108     10,282      7,947      5,681      2,907      1,211
SELECT CAPITAL APPRECIATION FUND
Unit Value:
  Beginning of Period...................    1.875      1.670      1.482      1.115      1.000        N/A
  End of Period.........................    2.316      1.875      1.670      1.482      1.115        N/A
  Number of Units Outstanding at End of
    Period (in thousands)...............    6,678      5,947      5,197      3,849      1,069        N/A
SMALL-MID CAP VALUE FUND
Unit Value:
  Beginning of Period...................    1.823      1.764      1.433      1.131      0.975      1.000
  End of Period.........................    1.712      1.823      1.764      1.433      1.131      0.975
  Number of Units Outstanding at End of
    Period (in thousands)...............    8,309      7,243      5,466      3,037      1,614        795
SELECT GROWTH FUND
Unit Value:
  Beginning of Period...................    2.756      2.064      1.562      1.229      1.057      1.000
  End of Period.........................    3.525      2.756      2.064      1.562      1.229      1.057
  Number of Units Outstanding at End of
    Period (in thousands)...............   11,455      8,389      5,589      2,645      1,278        406

                                                              YEAR ENDED DECEMBER 31,
                                          ---------------------------------------------------------------
                                            1999       1998       1997       1996       1995       1994
                                          --------   --------   --------   --------   --------   --------
CORE EQUITY FUND
Unit Value:
  Beginning of Period...................    2.336      1.986      1.610      1.359      1.037      1.000
  End of Period.........................    2.977      2.336      1.986      1.610      1.359      1.037
  Number of Units Outstanding at End of
    Period (in thousands)...............   10,700      9,224      7,404      4,652      2,436        947
FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period...................    2.712      1.972      1.620      1.433      1.073      1.073
  End of Period.........................    3.673      2.712      1.972      1.620      1.433      1.073
  Number of Units Outstanding at End of
    Period (in thousands)...............   16,528     13,035     11,575      9,342      4,952      1,944
EQUITY INDEX FUND
Unit Value:
  Beginning of Period...................    2.766      2.187      1.675      1.390      1.035      1.000
  End of Period.........................    3.282      2.766      2.187      1.675      1.390      1.035
  Number of Units Outstanding at End of
    Period (in thousands)...............   11,440      8,479      5,712      2,417        947        189
SELECT GROWTH AND INCOME FUND
Unit Value:
  Beginning of Period...................    2.193      1.911      1.582      1.324      1.030      1.000
  End of Period.........................    2.559      2.193      1.911      1.582      1.324      1.030
  Number of Units Outstanding at End of
    Period (in thousands)...............    8,958      7,519      6,124      3,759      2,173        832
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Unit Value:
  Beginning of Period...................    2.238      2.034      1.610      1.430      1.073      1.000
  End of Period.........................    2.345      2.238      2.034      1.610      1.430      1.073
  Number of Units Outstanding at End of
    Period (in thousands)...............   17,836     16,111     12,959      9,957      5,738      2,214
FIDELITY VIP II ASSET MANAGER PORTFOLIO
Unit Value:
  Beginning of Period...................    1.732      1.527      1.284      1.137      0.985      1.000
  End of Period.........................    1.896      1.732      1.527      1.284      1.137      0.985
  Number of Units Outstanding at End of
    Period (in thousands)...............    4,614      3,514      3,125      2,735      2,025      1,240
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period...................    1.455      1.543      1.330      1.184      0.995      1.000
  End of Period.........................    1.551      1.455      1.543      1.330      1.184      0.995
  Number of Units Outstanding at End of
    Period (in thousands)...............   15,020     14,203      9,794      5,635      2,530        985
SELECT INVESTMENT GRADE INCOME FUND
Unit Value:
  Beginning of Period...................    1.348      1.267      1.174      1.151      0.990      1.000
  End of Period.........................    1.316      1.348      1.267      1.174      1.151      0.990
  Number of Units Outstanding at End of
    Period (in thousands)...............    5,686      5,160      3,889      2,854      1,677      1,677
GOVERNMENT BOND FUND
Unit Value:
  Beginning of Period...................    1.273      1.199      1.136      1.113      0.998      1.000
  End of Period.........................    1.257      1.273      1.199      1.136      1.113      0.998
  Number of Units Outstanding at End of
    Period (in thousands)...............    4,118      2,605      1,694      1,629      1,098        363

                                                              YEAR ENDED DECEMBER 31,
                                          ---------------------------------------------------------------
                                            1999       1998       1997       1996       1995       1994
                                          --------   --------   --------   --------   --------   --------
MONEY MARKET FUND
Unit Value:
  Beginning of Period...................    1.195      1.149      1.105      1.064      1.020      1.000
  End of Period.........................    1.239      1.195      1.149      1.105      1.064      1.020
  Number of Units Outstanding at End of
    Period (in thousands)...............   10,044      8,683      8,628      7,379      4,194      1,837

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

          INDIVIDUAL AND GROUP VARIABLE ANNUITY CONTRACT FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                              SEPARATE ACCOUNT VA-K


 INVESTING IN SHARES OF ALLMERICA INVESTMENT TRUST, FIDELITY VARIABLE INSURANCE
   PRODUCTS FUND, FIDELITY VARIABLE INSURANCE PRODUCTS FUND II, T. ROWE PRICE
          INTERNATIONAL SERIES, INC., AND DELAWARE GROUP PREMIUM FUND







THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE ALLMERICA ADVANTAGE AND EXECANNUITY PLUS PROSPECTUSES FOR THE ABOVE SUB-ACCOUNTS OF SEPARATE ACCOUNT VA-K DATED MAY 1, 2000 ("THE PROSPECTUSES"). THE PROSPECTUSES MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-533-7881.





                                DATED MAY 1, 2000









FAFLIC Allmerica Advantage/ExecAnnuity Plus

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY.............................................2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
     COMPANY................................................................3

SERVICES....................................................................3

UNDERWRITERS................................................................3

ANNUITY BENEFIT PAYMENTS....................................................4

EXCHANGE OFFER..............................................................6

PERFORMANCE INFORMATION.....................................................8

FINANCIAL STATEMENTS........................................................F-1


                         GENERAL INFORMATION AND HISTORY


Separate Account VA-K (the "Variable Account") is a separate investment account of First Allmerica Financial Life Insurance Company (the "Company") authorized by vote of its Board of Directors on August 20, 1991. The Company, organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 1999, the Company and its subsidiaries had over $25 billion in combined assets and over $43 billion of life insurance in force. Effective October 16, 1995, the Company converted from a mutual life insurance company, known as State Mutual Life Assurance Company of America, to a stock life insurance company and adopted its present name. The Company is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The Company's principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000.


The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance in Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.


Currently, 18 Sub-Accounts of the Variable Account are available under the Allmerica Advantage contract (the "Contract") and ExecAnnuity Plus contract (Form A3018-94), a predecessor contract no longer being sold. Each Sub-Account invests in a corresponding investment portfolio of Allmerica Investment Trust (the "Trust"), Fidelity Variable Insurance Products Fund ("Fidelity VIP"), Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), T. Rowe Price International Series, Inc. ("T. Rowe Price") or Delaware Group Premium Fund ("DGPF"). The Trust is managed by Allmerica Financial Investment Management Services, Inc. Fidelity VIP and Fidelity VIP II are managed by Fidelity Management & Research Company ("FMR"). The T. Rowe Price International Stock Portfolio of T. Rowe Price is managed by Rowe Price-Fleming International, Inc. ("Price-Fleming"). The International Equity Series of DGPF is managed by Delaware International Advisers Ltd. ("International Advisers").



The Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price and DGPF are open-end, diversified management investment companies. Eleven different funds of the Trust are available under the

Contract: the Core Equity Fund (formerly the Growth Fund), Select Investment Grade Income Fund, Money Market Fund, Equity Index Fund, Government Bond Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Select Value Opportunity Fund. Four of the portfolios of Fidelity VIP are available under the Contract: the Fidelity VIP High Income Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, and Fidelity VIP Overseas Portfolio. One portfolio of Fidelity VIP II is available under the
Contract: the Fidelity VIP II Asset Manager Portfolio. One portfolio of T. Rowe Price is available under the Contract: the T. Rowe Price International Stock Portfolio. The International Equity Series is the only Series of DGPF available under the Contract. Each Fund, Portfolio and Series available under the Contract (together, the "Underlying Funds") has its own investment objectives and certain attendant risks.


                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the contracts, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the contracts or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code") and files a consolidated tax return with its affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.


EXPERTS. The financial statements of the Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, and the financial statements of Separate Account VA-K of the Company as of December 31, 1999 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                  UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street,

Worcester, Massachusetts 01653, was organized in 1969 as a wholly owned subsidiary of the Company, and presently is indirectly wholly owned by the Company.

The Contract offered by this Prospectus is offered continuously, and may be purchased from NASD registered representatives of Allmerica Investments and from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

Commissions are paid by the Company to its licensed insurance agents on sales of the Contract. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity policies. Registered representatives of Allmerica Investments receive commissions of up to 5% (4% on contracts originally issued as part of a 401(k) plan) of payments. Independent broker-dealers receive commission of 5%, a portion of which is paid to their registered representatives.

Commissions are paid by the Company, and do not result in any charge to Owners or to the Variable Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus.


The aggregate amounts of commissions paid to Allmerica Investments for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 1997, 1998 and 1999 were $3,098,376, $3,517,208 and $3,451,291.



No commissions were retained by Allmerica Investments for sales of all contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 1997, 1998 and 1999.


                            ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:


(1)   Accumulation Unit Value -- Previous Valuation Period...................................$ 1.135000

(2)   Value of Assets -- Beginning of Valuation Period.......................................$5,000,000

(3)   Excess of Investment Income and Net Gains Over Capital Losses..............................$1,675

(4)   Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2)...............0.000335


                                       4

(5)   Annual Charge (one-day equivalent of 1.45% per annum)....................................0.000040

(6)   Net Investment Rate (4) - (5)............................................................0.000295

(7)   Net Investment Factor 1.000000 + (6).....................................................1.000295

(8)   Accumulation Unit Value -- Current Period (1) x (7)....................................$ 1.135335

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulated Unit Value at the end of the Valuation Period would have been $1.134574.

The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.


ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.



Next, assume that the Annuity Unit value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.


METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units upon which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

                                 EXCHANGE OFFER

A.   VARIABLE ANNUITY CONTRACT EXCHANGE OFFER

The Company will permit Owners of certain variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), described below, to exchange their contracts at net asset value for the variable annuity contracts described in the Prospectus, which is issued on Form No. A3025-96 or a state variation thereof ("new Contract"). The Company reserves the right to suspend this exchange offer at any time.

This offer applies to the exchange of Elective Payment Variable Annuity contracts issued by AFLIAC on Forms A3012-79 and A3013-79 ("Elective Payment Exchanged Contract," all such contracts having numbers with a "JQ" or "JN" prefix), and Single Payment Variable Annuity contracts issued on Forms A3014-79 and A3015-79 ("Single Payment Exchanged Contract," all such contracts having numbers with a "KQ" or "KN" prefix). These contracts are referred to collectively as the "Exchanged Contract." To effect an exchange, the Company should receive (1) a completed application for the new Contract, (2) the contract being exchanged, and (3) a signed Letter of Awareness.

SURRENDER CHARGE COMPUTATION. No surrender charge otherwise applicable to the Exchanged Contract will be assessed as a result of the exchange. Instead, the surrender charge under the new Contract will be computed as if the payments that had been made to the Exchanged Contract were made to the new Contract, as of the date of issue of the Exchanged Contract. Any additional payments to the new Contract after the exchange will be subject to the surrender charge computation outlined in the new Contract and Prospectus; i.e., the charge will be computed based on the number of years that the additional payment (or portion of that payment) that is being withdrawn has been credited to the new Contract.

SUMMARY OF DIFFERENCES BETWEEN EXCHANGED CONTRACT AND THE NEW CONTRACT. The new Contract and the Exchanged Contract differ substantially as summarized below. There may be additional differences important to a person considering an exchange, and the Prospectuses for the new Contract and the Exchanged Contract should be reviewed carefully before the exchange request is submitted to the Company.

SURRENDER CHARGE. The surrender charge under the new Contract, as described in the Prospectus, imposes higher charge percentages against the excess amount redeemed than the Exchanged Contract and, in the case of a Single Payment Exchanged Contract, applies the charge for a greater number of years. In addition, if an Elective Payment Exchanged Contract was issued more than nine years before the date of an exchange under this offer, additional payments to the Exchanged Contract would not be subject to a surrender charge. New payments to the new Contract may be subject to a charge if withdrawn prior to the surrender charge period described in the Prospectus.

CONTRACT FEE. Under the new Contract, the Company deducts a $30 fee on each Contract anniversary and at surrender if the Accumulated Value is less than $50,000. This fee is waived if the new Contract is part of a 401(k) plan. No Contract fees are charged on the Single Payment Exchanged Contract. A $9 semi-annual fee is charged on the Elective Payment Variable Exchanged Contract if the Accumulated Value is $10,000 or less.

VARIABLE ACCOUNT ADMINISTRATIVE EXPENSE CHARGE. Under the new Contract, the Company assesses each Sub-Account a daily administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Sub-Account. No administrative expense charge based on a percentage of Sub-Account assets is imposed under the Exchanged Contract.

TRANSFER CHARGE. No charge for transfers is imposed under the Exchanged Contract. Currently, no transfer charge is imposed under the new Contract; however, the Company reserves the right to assess a charge not to exceed $25 for each transfer after the twelfth in any Contract year.

ANNUITY TABLES. The Exchanged Contract contains higher guaranteed annuity rates.

INVESTMENTS. Accumulated Values and payments under the new Contract may be allocated to significantly more investment options than are available under the Exchanged Contract.

DEATH BENEFIT. The Exchanged Contract offers a death benefit that is guaranteed to be the greater of a Contract's Accumulated Value or gross payments made (less withdrawals). At the time an exchange is processed, the Accumulated Value of the Exchanged Contract becomes the "payment" for the new Contract. Therefore, prior purchase payments made under the Exchanged Contract (if higher than the Exchanged Contract's Accumulated Value) no longer are a basis for determining the death benefit under the new Contract. Consequently, whether the initial minimum death benefit under the new Contract is greater than, equal to, or less than, the death benefit of the Exchanged Contract depends on whether the Accumulated Value transferred to the new Contract is greater than, equal to, or less than, the gross payments under the Exchanged Contract. In addition, under the Exchanged Contract, the amount of any prior withdrawals is subtracted from the value of the death benefit. Under the new Contract, where there is a reduction in the death benefit amount due to a prior withdrawal, the value of the death benefit is reduced in the same proportion that the new Contract's Accumulated Value was reduced on the date of the withdrawal.

B.   FIXED ANNUITY EXCHANGE OFFER

This exchange offer also applies to all fixed annuity contracts issued by the Company's subsidiary, Allmerica Financial Life Insurance and Annuity Company. A fixed annuity contract to which this exchange offer applies may be exchanged at net asset value for the Contract described in this Prospectus, subject to the same provisions for effecting the exchange and for applying the new Contract's surrender charge as described above for variable annuity contracts. This Prospectus should be read carefully before making such exchange. Unlike a fixed annuity, the new Contract's value is not guaranteed and will vary depending on the investment performance of the Underlying Funds to which it is allocated. The new Contract has a different charge structure than a fixed annuity contract, which includes not only a surrender charge that may vary from that of the class of contracts to which the exchanged fixed contract belongs, but also contract fees, mortality and expense risk charges (for the Company's assumption of certain mortality and expense risks), administrative expense charges, transfer charges (for transfers permitted among Sub-Accounts and the Fixed Account), and expenses incurred by the Underlying Funds. Additionally, the interest rates offered under the Fixed Account of the new Contract and the Annuity Tables for determining minimum annuity benefit payments may be different from those offered under the exchanged fixed contract.

C.   EXERCISE OF "FREE-LOOK PROVISION" AFTER ANY EXCHANGE

Persons who, under the terms of this exchange offer, exchange their contract for the new Contract and subsequently cancel the new Contract within the time permitted, as described in the sections of this Prospectus captioned "Right to Cancel Individual Retirement Annuity" and "Right to Cancel All Other Contracts," will have their exchanged contract automatically reinstated as of the date of cancellation. The refunded amount will be applied as the new current Accumulated Value under the reinstated contract, which may be more or less than it would have been had no exchange and reinstatement occurred. The refunded amount will be allocated initially among the Fixed Account and Sub-Accounts of the reinstated contract in the same proportion that the value in the Fixed Account and the value in each Sub-Account bore to the transferred Accumulated Value on the date of the exchange of the contract for the new Contract. For purposes of calculating any surrender charge under the reinstated contract, the reinstated contract will be deemed to have been issued and to have received past purchase payments as if there had been no exchange.

                             PERFORMANCE INFORMATION


Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.


TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

                 (n)
         P(1 + T)    =  ERV

         Where:   P  =  a hypothetical initial payment to the Variable Account of $1,000

                  T  =  average annual total return

                  n  =  number of years

               ERV   =  the ending redeemable value of the $1,000 payment at the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.45% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:


                    YEARS FROM DATE OF PAYMENT    CHARGE AS PERCENTAGE OF NEW
                       TO DATE OF WITHDRAWAL      PURCHASE PAYMENT WITHDRAWN*
                                0-2                            8%
                                 3                             7%
                                 4                             6%
                                 5                             5%
                                 6                             4%
                                 7                             3%
                                 8                             2%
                                 9                             1%
                            Thereafter                         0%

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

                   (n)
           P(1 + T)     =   EV

         Where:     P   =   a hypothetical initial payment to the Variable
                            Account of $1,000

                    T   =   average annual total return

                    n   =   number of years

                    EV  =   the ending value of the $1,000  payment  at the end
                            of the specified period

The calculation of Supplemental Total Return reflects the 1.45% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.

YIELD AND EFFECTIVE YIELD - THE MONEY MARKET SUB-ACCOUNT


Set forth below is yield and effective yield information for the Money Market Sub-Account for the seven-day period ended December 31, 1999:




         Yield                       4.67%
         Effective Yield             4.78%


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

                                                    (365/7)
         Effective Yield = [(base period return + 1)       ] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for First Allmerica Financial Life Insurance Company and for its Separate Account VA-K.

FIRST ALLMERICA
FINANCIAL LIFE
INSURANCE COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1999

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of First Allmerica Financial Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of First Allmerica Financial Life Insurance Company (the "Company") at
December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 1, 2000

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      1999      1998      1997
 -------------                                      ----      ----      ----
 REVENUES
     Premiums...................................  $  954.5  $1,969.5  $1,980.4
     Universal life and investment product
       policy fees..............................     359.3     296.6     237.3
     Net investment income......................     503.1     593.9     619.5
     Net realized investment gains..............     100.3      60.9      76.3
     Other income...............................     107.3     100.0      81.5
                                                  --------  --------  --------
         Total revenues.........................   2,024.5   3,020.9   2,995.0
                                                  --------  --------  --------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
       adjustment expenses......................   1,056.3   1,803.0   1,763.9
     Policy acquisition expenses................     240.9     449.6     421.8
     Sales practice litigation..................     --         31.0     --
     Loss from cession of disability income
       business.................................     --        --         53.9
     Restructuring costs........................     --          9.0     --
     Other operating expenses...................     346.3     419.7     404.0
                                                  --------  --------  --------
         Total benefits, losses and expenses....   1,643.5   2,712.3   2,643.6
                                                  --------  --------  --------
 Income from continuing operations before
  federal income taxes..........................     381.0     308.6     351.4
                                                  --------  --------  --------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................      88.7      74.6      74.4
     Deferred...................................       4.3     (15.4)     14.2
                                                  --------  --------  --------
         Total federal income tax expense.......      93.0      59.2      88.6
                                                  --------  --------  --------
 Income from continuing operations before
  minority interest.............................     288.0     249.4     262.8
     Minority interest..........................     (39.9)    (55.0)    (79.4)
                                                  --------  --------  --------
 Income from continuing operations..............     248.1     194.4     183.4
 (Loss) income from operations of discontinued
  business (less applicable income taxes
  (benefit) of $(10.1), $(7.0) and $8.9 for the
  years ended December 31, 1999, 1998 and 1997,
  respectively)                                      (17.2)    (13.5)     16.6

 Loss on disposal of group life and health
  business, including provision of $72.2 for
  operating losses during phase-out period for
  the year ended December 31, 1999 (less
  applicable income tax benefit of $16.4)            (30.5)    --        --
                                                  --------  --------  --------
 Net income.....................................  $  200.4  $  180.9  $  200.0
                                                  ========  ========  ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        1999       1998
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $3,721.6 and $7,520.8)............................  $ 3,660.7  $ 7,683.9
     Equity securities at fair value (cost of $27.9 and
       $253.1)...........................................       51.4      397.1
     Mortgage loans......................................      521.2      562.3
     Policy loans........................................      170.5      154.3
     Real estate and other long-term investments.........      177.0      163.1
                                                           ---------  ---------
         Total investments...............................    4,580.8    8,960.7
                                                           ---------  ---------
   Cash and cash equivalents.............................      279.3      504.0
   Accrued investment income.............................       73.3      141.0
   Deferred policy acquisition costs.....................    1,219.5    1,161.2
   Reinsurance receivable on unpaid losses, benefits and
     unearned premiums...................................      480.3    1,136.4
   Deferred federal income taxes.........................       18.1       19.4
   Premiums, accounts and notes receivable...............       81.0      510.5
   Other assets..........................................      199.6      530.6
   Closed Block assets...................................      772.3      803.1
   Separate account assets...............................   17,629.6   13,697.7
                                                           ---------  ---------
         Total assets....................................  $25,333.8  $27,464.6
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,825.0  $ 2,802.2
     Outstanding claims, losses and loss adjustment
       expenses..........................................      218.8    2,815.9
     Unearned premiums...................................        6.6      843.2
     Contractholder deposit funds and other policy
       liabilities.......................................    2,025.5    2,637.0
                                                           ---------  ---------
         Total policy liabilities and accruals...........    5,075.9    9,098.3
                                                           ---------  ---------
   Expenses and taxes payable............................      512.0      681.9
   Reinsurance premiums payable..........................       17.9       50.2
   Trust instruments supported by funding obligations....       50.6     --
   Short-term debt.......................................     --          221.3
   Closed Block liabilities..............................      842.1      872.0
   Separate account liabilities..........................   17,628.9   13,691.5
                                                           ---------  ---------
         Total liabilities...............................   24,127.4   24,615.2
                                                           ---------  ---------
   Minority interest.....................................     --          532.9
   Commitments and contingencies (Notes 16 and 21)
 SHAREHOLDER'S EQUITY
   Common stock, $10 par value, 1 million shares
     authorized, 500,001 shares issued and outstanding...        5.0        5.0
   Additional paid-in capital............................      569.0      444.0
   Accumulated other comprehensive (loss) income.........      (14.9)     169.2
   Retained earnings.....................................      647.3    1,698.3
                                                           ---------  ---------
         Total shareholder's equity......................    1,206.4    2,316.5
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $25,333.8  $27,464.6
                                                           =========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      1999      1998      1997
 -------------                                    --------  --------  --------
 COMMON STOCK...................................  $    5.0  $    5.0  $    5.0
                                                  --------  --------  --------
 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     444.0     453.7     392.4
     Capital contribution from parent...........     125.0     --         61.3
     Loss on change of interest-Allmerica P&C...     --         (9.7)    --
                                                  --------  --------  --------
     Balance at end of period...................     569.0     444.0     453.7
                                                  --------  --------  --------

 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized (depreciation) appreciation
       on investments:
     Balance at beginning of period.............     169.2     209.3     131.4
     (Depreciation) appreciation during the
       period:
       Net (depreciation) appreciation on
         available-for-sale securities..........    (298.2)    (82.4)    170.9
       Benefit (provision) for deferred federal
         income taxes...........................     105.0      28.9     (59.8)
       Minority interest........................      31.8      13.4     (33.2)
                                                  --------  --------  --------
     Distribution of subsidiaries (Note 3)......     (22.7)    --        --
                                                  --------  --------  --------
                                                    (184.1)    (40.1)     77.9
                                                  --------  --------  --------
     Balance at end of period...................     (14.9)    169.2     209.3
                                                  --------  --------  --------
 RETAINED EARNINGS
     Balance at beginning of period.............   1,698.3   1,567.4   1,367.4
     Net income.................................     200.4     180.9     200.0
     Dividend to shareholder....................     --        (50.0)    --
     Distribution of subsidiaries (Note 3)......  (1,251.4)    --        --
                                                  --------  --------  --------
     Balance at end of period...................     647.3   1,698.3   1,567.4
                                                  --------  --------  --------
         Total shareholder's equity.............  $1,206.4  $2,316.5  $2,235.4
                                                  ========  ========  ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  1999     1998     1997
 -------------                                 -------  -------  ------
 Net income..................................  $ 200.4  $ 180.9  $200.0
 Other comprehensive (loss) income:
     Net (depreciation) appreciation on
       available-for-sale securities.........   (298.2)   (82.4)  170.9
     Benefit (provision) for deferred federal
       income taxes..........................    105.0     28.9   (59.8)
     Minority interest.......................     31.8     13.4   (33.2)
     Distribution of subsidiaries (Note 3)...    (22.7)   --       --
                                               -------  -------  ------
         Other comprehensive (loss) income...   (184.1)   (40.1)   77.9
                                               -------  -------  ------
 Comprehensive (loss) income.................  $ (16.3) $ 140.8  $277.9
                                               =======  =======  ======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                   1999       1998       1997
 -------------                                 ---------  ---------  ---------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $   200.4  $   180.9  $   200.0
     Adjustments to reconcile net income to
       net cash provided by operating
       activities:
         Minority interest...................       39.9       55.0       79.4
         Net realized gains..................     (100.9)     (62.7)     (77.8)
         Net amortization and depreciation...       31.5       20.7       31.6
         Deferred federal income taxes.......       20.7      (15.4)      14.2
         Sales practice litigation expense...     --           31.0     --
         Loss from exiting reinsurance
           pools.............................     --           25.3     --
         Payment related to exiting
           reinsurance pools.................     --          (30.3)    --
         Loss from cession of disability
           income business...................     --         --           53.9
         Payment related to cession of
           disability income business........     --         --         (207.0)
         Loss from disposal of group life and
           health business...................       30.5     --         --
         Change in deferred acquisition
           costs.............................     (181.6)    (185.8)    (189.7)
         Change in premiums and notes
           receivable, net of reinsurance
           payable...........................      (41.8)      56.7      (15.1)
         Change in accrued investment
           income............................        8.3        0.8        7.1
         Change in policy liabilities and
           accruals, net.....................      (15.6)     168.1     (134.9)
         Change in reinsurance receivable....      (46.3)    (115.4)      27.2
         Change in expenses and taxes
           payable...........................       79.4       (3.3)      49.4
         Separate account activity, net......        5.5      (48.5)    --
         Other, net..........................       18.5      (63.8)      20.4
                                               ---------  ---------  ---------
             Net cash provided by (used in)
               operating activities..........       48.5       13.3     (141.3)
                                               ---------  ---------  ---------
 CASH FLOWS FROM INVESTING ACTIVITIES
         Proceeds from disposals and
           maturities of available-for-sale
           fixed maturities..................    2,801.0    1,715.2    2,892.9
         Proceeds from disposals of equity
           securities........................      422.9      285.3      162.7
         Proceeds from disposals of other
           investments.......................       30.3      120.8      116.3
         Proceeds from mortgages matured or
           collected.........................      131.2      171.2      204.7
         Purchase of available-for-sale fixed
           maturities........................   (2,227.3)  (2,374.5)  (2,596.0)
         Purchase of equity securities.......      (78.9)    (119.9)     (67.0)
         Purchase of other investments.......     (140.6)    (274.4)    (175.0)
         Capital expenditures................      (29.2)     (22.3)     (15.3)
         Purchase of minority interest in
           Citizens Corporation..............     --         (195.9)    --
         Distribution of subsidiaries........     (202.2)    --         --
         Other investing activities, net.....     --           26.7        1.3
                                               ---------  ---------  ---------
             Net cash provided by (used in)
               investing activities..........      707.2     (667.8)     524.6
                                               ---------  ---------  ---------

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

               CONSOLIDATED STATEMENTS OF CASH FLOWS (CONTINUED)

 CASH FLOWS FROM FINANCING ACTIVITIES
         Deposits and interest credited to
           contractholder deposit funds......    1,514.6    1,419.2      457.6
         Withdrawals from contractholder
           deposit funds.....................   (2,037.5)    (625.0)    (647.1)
         Change in trust agreements supported
           by funding agreements.............       50.6     --         --
         Change in short-term debt...........     (180.9)     188.3       (5.4)
         Change in long-term debt............     --           (2.6)      (0.1)
         Dividend paid to shareholder........     --          (50.0)      (9.4)
         Contribution from parent............       36.0     --            0.1
         Subsidiary treasury stock purchased,
           at cost...........................     (350.0)      (1.0)    (140.0)
                                               ---------  ---------  ---------
             Net cash (used in) provided by
               financing activities..........     (967.2)     928.9     (344.3)
                                               ---------  ---------  ---------
 Net change in cash and cash equivalents.....     (211.5)     274.4       39.0
 Net change in cash held in the Closed
  Block......................................      (13.2)      15.7       (1.0)
 Cash and cash equivalents, beginning of
  period.....................................      504.0      213.9      175.9
                                               ---------  ---------  ---------
 Cash and cash equivalents, end of period....  $   279.3  $   504.0  $   213.9
                                               =========  =========  =========
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $     3.1  $     7.3  $     3.6
     Income taxes paid.......................  $    24.0  $   135.3  $    66.3

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

First Allmerica Financial Life Insurance Company ("FAFLIC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC").

Prior to July 1, 1999, the consolidated financial statements of FAFLIC included the accounts of its wholly-owned life insurance subsidiary Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), its non-insurance subsidiaries (principally brokerage and investment advisory services), Allmerica Property and Casualty Companies, Inc. ("Allmerica P&C") (an 85.0%-owned non-insurance holding company), and various other non-insurance subsidiaries.

Effective July 1, 1999, AFC made certain changes to its corporate structure (Note 3). These changes included the transfer of the Company's ownership of Allmerica P&C and its subsidiaries, as well as several other non-insurance subsidiaries from the Company to AFC. In exchange, AFC contributed capital to the Company and agreed to maintain the Company's statutory surplus at specified levels during the following 6 years. Comparability between current and prior period financial statements and footnotes has been significantly impacted by the Company's divestiture of these subsidiaries during 1999, as disclosed in Note 3.

The Closed Block (Note 1B) assets and liabilities at December 31, 1999 and 1998 are presented in the consolidated balance sheets as single line items. The contribution from the Closed Block is included in the consolidated statements of income in other income. Unless specifically stated, all disclosures contained herein supporting the consolidated financial statements at December 31, 1999, 1998 and 1997, and the years then ended exclude the Closed Block related amounts. All significant intercompany accounts and transactions have been eliminated.

On or about December 3, 1998, the Company acquired all of the outstanding common stock of Citizens Corporation (formerly an 82.5% owned non-insurance subsidiary of The Hanover Insurance Company ("Hanover"), a wholly-owned subsidiary of Allmerica P&C) that it did not already own in exchange for cash of $195.9 million (Note 4). The acquisition has been recognized as a purchase. The minority interest acquired totaled $158.5 million. A total of $40.8 million representing the excess of the purchase price over the fair values of the net assets acquired, net of deferred taxes, has been allocated to goodwill and is being amortized over a 40-year period.

Prior to the July 1, 1999 changes in AFC's corporate structure, minority interest relates to the Company's investment in Allmerica P&C and its only significant subsidiary, Hanover. Hanover's wholly-owned subsidiary is Citizens Corporation, the holding company for Citizens. Minority interest also includes an amount related to the minority interest in Citizens Corporation.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  CLOSED BLOCK

The Company established and began operating a closed block ("the Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies,

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force as of FAFLIC's demutualization on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. Unless the Commonwealth of Massachusetts Insurance Commissioner ("the Insurance Commissioner") consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

Although the assets and income allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future post-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at the inception of the Closed Block, the expected income would be recognized in income for that period. Further, any excess of the actual income over the expected income would also be recognized in income to the extent that the aggregate expected income for all prior periods exceeded the aggregate actual income. Any remaining excess of actual income over expected income would be accrued as a liability for policyholder dividends in the Closed Block to be paid to the Closed Block policyholders. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined at inception.

If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income from the Closed Block, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividends scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

C.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities" ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and reevaluates such designation as of each balance sheet date.

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported as a separate component of shareholders' equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

During 1997, the Company adopted a plan to dispose of all real estate assets. As of December 31, 1999, there were 2 properties remaining in the Company's real estate portfolio, both of which are being actively marketed. These assets are carried at the estimated fair value less costs of disposal. Depreciation is not recorded on these assets while they are held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

D.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, swap contracts and interest rate futures contracts. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

Derivative financial instruments are accounted for under three different methods: fair value accounting, deferral accounting and accrual accounting. Interest rate swap contracts used to hedge interest rate risk are accounted for using a combination of the fair value method and accrual method, with changes in fair value reported in unrealized gains and losses in equity consistent with the underlying hedged security, and the net payment or receipt on the swaps reported in net investment income. Foreign currency swap contracts used to hedge the foreign currency exchange risk associated with investment securities are accounted for using a combination of the fair value method and accrual method, with changes in fair value reported in unrealized gains and losses in equity consistent with the underlying hedged security, and the net payment or receipt on the swaps reported in net investment income. Foreign currency swap contracts used to hedge foreign currency exchange risk associated with funding agreements are accounted for using the fair value method, with changes in fair value reported in other operating income consistent with the underlying hedged trust obligation liability. Futures contracts used to hedge interest rate risk are accounted for using the deferral method, with gains and losses deferred in unrealized gains and losses in equity and recognized in earnings in conjunction with the earnings recognition of the underlying hedged item. Default swap contracts entered into for investment purposes are accounted for using the fair value method, with changes in fair value, if any, reported in realized investment gains and losses in earnings. Premium paid to the Company on default swap contracts is reported in net investment income in earnings. Other swap contracts entered into for investment purposes are accounted for using the fair value method, with changes in fair value reported in realized investment gains and

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

losses in earnings. Any ineffective swaps or futures hedges are recognized currently in realized investment gains and losses in earnings.

E.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

F.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Property and casualty, group life and group health insurance business acquisition costs are deferred and amortized over the terms of the insurance policies. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed annually and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each life product and property and casualty line of business are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

G.  PROPERTY AND EQUIPMENT

Property, equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets which generally range from 3 to 30 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

H.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain pension, variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

I.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2 1/2% to 6.0% for life insurance and 2% to 9 1/2% for annuities. Estimated liabilities are established for group life and health policies that contain experience rating provisions. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Liabilities for outstanding claims, losses and loss adjustment expenses ("LAE") are estimates of payments to be made on property and casualty and health insurance for reported losses and LAE and estimates of losses and LAE incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. Estimated amounts of salvage and subrogation on unpaid property and casualty losses are deducted from the liability for unpaid claims.

Premiums for property and casualty insurance are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts ("GICs"), deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

J.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life and health insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Property and casualty insurance premiums are recognized as revenue over the related contract periods. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

K.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life company taxable income. Prior to the merger on July 16, 1997, Allmerica P&C and its subsidiaries filed a separate United States federal income tax return.

The Board of Directors has delegated to AFC management, the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" ("Statement No. 109"). These differences result primarily from loss and LAE reserves, policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

L.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position, and establishes special accounting for the following three types of hedges: fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations. This statement is effective for fiscal years beginning after June 15, 2000. The Company is currently assessing the impact of the adoption of Statement No. 133.

In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use" ("SoP 98-1"). SoP 98-1 requires that certain costs incurred in developing internal-use computer software be capitalized and provides guidance for determining whether computer software is to be considered for internal use. This statement is effective for fiscal years beginning after December 15, 1998. In the second quarter of 1998, the Company adopted SoP 98-1 effective January 1, 1998, resulting in an increase in pre-tax income of $12.4 million through December 31, 1998. The adoption of SOP 98-1 did not have a material effect on the results of operations or financial position for the three months ended March 31, 1998.

In December 1997, the AICPA issued Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" ("SoP 97-3"). SoP 97-3 provides guidance on when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The adoption of this statement did not have a material effect on the results of operations or financial position of the Company.

In June 1997, the FASB issued Statement No. 131, "Disclosures About Segments of an Enterprise and Related Information" ("Statement No. 131"). This statement establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that selected information about those operating segments be reported in interim financial statements. This statement supersedes Statement No. 14, "Financial Reporting for Segments of a Business Enterprise". Statement No. 131 requires that all public enterprises report financial and descriptive information about their reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. This statement is effective for fiscal years beginning after December 15, 1997. The Company adopted Statement No. 131 for the first quarter of 1998, which resulted in certain segment re-definitions, which have no impact on the consolidation results of operations (See Note 15).

In June 1997, the FASB also issued Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" ("Statement No. 130"). Statement
No. 130 establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and other events and circumstances from non-owner sources. This statement is effective for fiscal years beginning after December 15, 1997. The Company adopted Statement No. 130 for the first quarter of 1998, which resulted primarily in reporting unrealized gains and losses on investments in debt and equity securities in comprehensive income.

M.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation, resulting primarily from the reporting of Discontinued Operations as disclosed in Note 2.

2.  DISCONTINUED OPERATIONS

During the second quarter of 1999, the Company approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business, its Affinity Group Underwriters ("AGU") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). During the third quarter of 1998, the Company ceased writing new premium in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of the discontinued segment, including its reinsurance pool business, have been reported in the Consolidated Statements of Income as discontinued operations in accordance with Accounting Principles Board Opinion No. 30, "Reporting the Results of Operations -- Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions" ("APB Opinion No. 30"). In the third quarter of 1999, the operating results from the discontinued segment were adjusted to reflect the recording of additional reserves related to accident claims from prior years. On October 6, 1999, the Company entered into an agreement with Great-West Life and Annuity Insurance Company of Denver,

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

which provides for the sale of the Company's EBS business effective March 1, 2000. The Company has recorded a $30.5 million loss, net of taxes, on the disposal of its group life and health business. Subsequent to the June 30, 1999 measurement date, operations from the discontinued business generated losses of approximately $8.7 million, net of taxes.

As permitted by APB Opinion No. 30, the Consolidated Balance Sheets have not been segregated between continuing and discontinued operations. At December 31, 1999, the discontinued segment had assets of approximately $531.1 million consisting primarily of invested assets, premiums and fees receivable, and reinsurance recoverables, and liabilities of approximately $482.5 million consisting primarily of policy liabilities. Revenues for the discontinued operations were $361.1 million, $398.5 million, and $389.2 million for the years ended December 31, 1999, 1998 and 1997, respectively.

3.  REORGANIZATION OF AFC CORPORATE STRUCTURE

AFC has made certain changes to its corporate structure effective July 1, 1999. These changes included transfer of the Company's ownership of Allmerica P&C and all of its subsidiaries, as well as certain other non-insurance subsidiaries, from FAFLIC to AFC, referred to as the "distribution of subsidiaries". The Company retained its ownership of its primary insurance subsidiary, AFLIAC and certain broker dealer and investment management and advisory subsidiaries. AFC contributed capital to FAFLIC in the amount of $125.0 million, consisting of cash and securities of $36.0 million and $89.0 million, respectively, and agreed to maintain the Company's statutory surplus at specified levels during the following six years. In addition, any dividend from FAFLIC to AFC during 2000 and 2001 requires the prior approval of the Commonwealth of Massachusetts Insurance Commissioner. This transaction was approved by the Commissioner on May 24, 1999.

The equity of the subsidiaries transferred from FAFLIC on July 1, 1999 was $1,274.1 million. As of June 30, 1999, the transferred subsidiaries had total assets of $5,334.1 million, including cash and cash equivalents of $202.2 million, and total revenue of $1,196.5 million.

The Company's consolidated results of operations in 1999 include $107.2 million of net income associated with these subsidiaries through June 30, 1999. The unaudited pro forma information below presents consolidated results of operations as if the reorganization had occurred at the beginning of 1998.

The following unaudited pro forma information is not necessarily indicative of the consolidated results of operations of the Company had the transfer occurred at the beginning of 1998, nor is it necessarily indicative of future results.

(UNAUDITED)
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
Revenue.....................................................  $828.0  $750.2
                                                              ======  ======
Net realized capital (losses) gains included in revenue.....   (11.8)   19.6
                                                              ======  ======
Income from continuing operations before taxes..............   192.1   141.2
Income taxes................................................    51.2    41.2
                                                              ------  ------
Net income from continuing operations.......................  $140.9   100.0
(Loss) from operations of discontinued business (less
 applicable income taxes (benefit) of $(10.4), $(7.0) and
 $8.9 for the years ended December 31, 1999, 1998 and 1997,
 respectively...............................................   (17.2)  (13.5)

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
(Loss) on disposal of group life and health business,
 including provision of $72.2 for operating losses during
 phase-out period for the tear ended December 31, 1999 (less
 applicable income tax benefit of $16.4)....................   (30.5)   --
                                                              ------  ------
Net income..................................................  $ 93.2  $ 86.5
                                                              ======  ======

4.  ACQUISITION OF MINORITY INTEREST OF CITIZENS CORPORATION

On December 3, 1998 Citizens Acquisition Corporation, a wholly-owned subsidiary of the Allmerica P&C, completed a cash tender offer to acquire the outstanding shares of Citizens Corporation common stock that AFC or its subsidiaries did not already own at a price of $33.25 per share. Approximately 99.8% of publicly held shares of Citizens Corporation common stock were tendered. On December 14, 1998, the Company completed a short-form merger, acquiring all shares of common stock of Citizens Corporation not purchased in its tender offer, through the merger of its wholly-owned subsidiary, Citizens Acquisition Corporation with Citizens Corporation at a price of $33.25 per share. Total consideration for the transactions amounted to $195.9 million. The acquisition has been recognized as a purchase. The minority interest acquired totaled $158.5 million. A total of $40.8 million representing the excess of the purchase price over the fair values of the net assets acquired, net of deferred taxes, has been allocated to goodwill and is being amortized over a 40-year period.

The Company's consolidated results of operations include minority interest in Citizens Corporation prior to December 3, 1998. The unaudited pro forma information below presents consolidated results of operation as if the acquisition had occurred at the beginning of 1997.

The following unaudited pro forma information is not necessarily indicative of the consolidated results of operations of the combined Company had the acquisition occurred at the beginning of 1997, nor is it necessarily indicative of future results.

(UNAUDITED)
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1998      1997
-------------                                                 --------  --------
Revenue.....................................................  $3,006.6  $2,977.1
                                                              ========  ========
Net realized capital gains included in revenue..............  $   58.1  $   71.6
                                                              ========  ========
Income before taxes and minority interest...................     293.4     332.5
Income taxes................................................     (54.2)    (82.4)
Minority Interest:
  Equity in earnings........................................     (42.6)    (64.1)
                                                              --------  --------
Net income..................................................  $  196.6  $  186.0
                                                              ========  ========

5.  OTHER SIGNIFICANT TRANSACTIONS

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement with a highly rated reinsurer. The reinsurance agreement provides accident year coverage for the three years 1999 to 2001 for the Company's property and casualty business, and is subject to cancellation or commutation annually at the Company's option. The program covers losses and allocated loss adjustment

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

expenses, including those incurred but not yet reported, in excess of a specified whole account loss and allocated LAE ratio. The annual and aggregate coverage limits for losses and allocated LAE are $150.0 million and $300.0 million, respectively. The effect of this agreement on results of operations in each reporting period is based on losses and allocated LAE ceded, reduced by a sliding scale premium of 50.0-67.0% depending on the size of the loss, and increased by a ceding commission of 20.0% of ceded premium. In addition, net investment income is reduced for amounts credited to the reinsurer. Prior to the AFC corporate reorganization, the Company recognized a net benefit of $16.9 million as a result of this agreement, based on year-to-date and annual estimates of losses and allocated loss adjustment expenses for accident year 1999.

On October 29, 1998, the Company announced that it had adopted a formal restructuring plan for its Risk Management business. As part of this initiative, the segment consolidated its property and casualty field support activities from fourteen regional branches into three hub locations. As a result of the Company's restructuring initiative, it recognized a pretax loss of $9.0 million, in the fourth quarter of 1998.

Approximately $4.8 million of this loss relates to severance and other employee related costs resulting from the elimination of 306 positions, of which 207 and 106 employees had been terminated as of December 31, 1999 and 1998, respectively. In addition, lease cancellations and contract terminations resulted in losses of approximately $2.5 million and $1.7 million, respectively. The Company made payments of approximately $4.2 million and $0.1 million through June 30, 1999 and in 1998, respectively, related to this restructuring initiative.

Effective July 1, 1998, the Company entered into a reinsurance agreement with a highly rated reinsurer that cedes current and future underwriting losses, including unfavorable development of prior year reserves, up to a $40.0 million maximum, relating to the Company's reinsurance pool business. These pools consist primarily of the Company's assumed stop loss business, small group managed care pools, long-term disability and long-term care pools, student accident and special risk business. The agreement is consistent with management's decision to exit this line of business, which the Company expects to run-off over the next three years. As a result of this transaction, the Company recognized a $25.3 million pre-tax loss in the third quarter of 1998. This loss is reported in 1999 as part of the discontinued operations of the Company.

Effective January 1, 1998, the Company entered into an agreement with a highly rated reinsurer to reinsure the mortality risk on substantially all of the universal life and variable universal life blocks of business. The agreement did not have a material effect on its results of operations or financial position.

In 1999, 1998 and 1997, Allmerica P&C redeemed 8,662.7, 3,289.5 and 5,735.3 shares, respectively, of its issued and outstanding common stock owned by AFC for $350.0 million, $125.0 million and $195.0 million, respectively, thereby increasing the Company's total ownership to 84.5% as of June 30, 1999. The increases in the Company's ownership of Allmerica P&C through June 30, 1999, and for 1998 and 1997 were 14.5%, 4.3% and 6.3%, respectively. The 1999 transaction consisted of cash and cash equivalents. The 1998 transaction consisted of $124.0 million of securities and $1.0 million of cash. The 1997 transaction consisted of $55.0 million of securities and $140.0 million of cash.

The merger of Allmerica P&C and a wholly-owned subsidiary of AFC was consummated on July 16, 1997. Through the merger, AFC acquired all of the outstanding common stock of Allmerica P&C that FAFLIC did not already own in exchange for cash of $425.6 million and approximately 9.7 million shares of AFC stock valued at $372.5 million. At consummation of this transaction AFC owned 59.5% through FAFLIC and 40.5% directly. The merger has been recognized as a purchase. Total consideration of approximately $798.1 million

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

has been allocated to the minority interest in the assets and liabilities based on estimates of their fair values. The minority interest acquired totaled $703.5 million. A total of $90.6 million representing the excess of the purchase price over the fair values of the net assets acquired, net of deferred taxes, has been allocated to goodwill and is being amortized over a 40-year period.

On April 14, 1997, the Company entered into an agreement in principle to cede substantially all of the Company's individual disability income line of business under a 100% coinsurance agreement with a highly rated reinsurer. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

6.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             1999
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   62.6     $  1.0      $  0.5    $   63.1
States and political subdivisions.......      13.5        0.1         0.1        13.5
Foreign governments.....................      80.0        2.1         0.1        82.0
Corporate fixed maturities..............   3,206.5       63.2       116.9     3,152.8
Mortgage-backed securities..............     359.0        1.3        11.0       349.3
                                          --------     ------      ------    --------
Total fixed maturities..................  $3,721.6     $ 67.7      $128.6    $3,660.7
                                          ========     ======      ======    ========
Equity securities.......................  $   27.9     $ 24.7      $  1.2    $   51.4
                                          ========     ======      ======    ========

                                                             1998
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $  192.8     $ 12.0      $ 24.5    $  180.3
States and political subdivisions.......   2,408.9       83.0         5.2     2,486.7
Foreign governments.....................     107.9        7.7         4.5       111.1
Corporate fixed maturities..............   4,293.3      167.8        81.9     4,379.2
Mortgage-backed securities..............     517.9       11.5         2.8       526.6
                                          --------     ------      ------    --------
Total fixed maturities..................  $7,520.8     $282.0      $118.9    $7,683.9
                                          ========     ======      ======    ========
Equity securities.......................  $  253.1     $151.1      $  7.1    $  397.1
                                          ========     ======      ======    ========

(1) Amortized cost for fixed maturities and cost for equity securities.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding general account liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 1999, the amortized cost and market value of these assets on deposit in New York were $196.4 million and $193.0 million, respectively. At December 31, 1998, the amortized cost and market value of assets on deposit were $268.5 million and $284.1 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $18.3 million and $105.4 million were on deposit with various state and governmental authorities at December 31, 1999 and 1998, respectively.

There were no contractual fixed maturity investment commitments at December 31, 1999.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     1999
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $  224.4   $  225.7
Due after one year through five years.......................   1,324.0    1,328.4
Due after five years through ten years......................   1,409.1    1,369.9
Due after ten years.........................................     764.1      736.7
                                                              --------   --------
Total.......................................................  $3,721.6   $3,660.7
                                                              ========   ========

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
1999
Net appreciation, beginning of year.........................    $ 79.0       $ 90.2      $169.2
                                                                ------       ------      ------
Net (depreciation) appreciation on available-for-sale
 securities.................................................    (254.4)      (122.3)     (376.7)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      78.5       --            78.5
Provision for deferred federal income taxes and minority
 interest...................................................      72.1         64.7       136.8
Distribution of subsidiaries (See Note 3)...................      (5.6)       (17.1)      (22.7)
                                                                ------       ------      ------
                                                                (109.4)       (74.7)     (184.1)
                                                                ------       ------      ------
Net appreciation, end of year...............................    $(30.4)      $ 15.5      $(14.9)
                                                                ======       ======      ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
1998
Net appreciation, beginning of year.........................    $122.6       $ 86.7      $209.3
                                                                ------       ------      ------
Net (depreciation) appreciation on available-for-sale
 securities.................................................     (99.3)         4.4       (94.9)
Appreciation due to Allmerica P&C purchase of minority in
 interest of Citizens.......................................      10.7         10.7        21.4
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................       6.3       --             6.3
Provision for deferred federal income taxes and minority
 interest...................................................      38.7        (11.6)       27.1
                                                                ------       ------      ------
                                                                 (43.6)         3.5       (40.1)
                                                                ------       ------      ------
Net appreciation, end of year...............................    $ 79.0       $ 90.2      $169.2
                                                                ======       ======      ======

1997
Net appreciation, beginning of year.........................    $ 71.3       $ 60.1      $131.4
                                                                ------       ------      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................      83.2         (5.9)       77.3
Appreciation due to AFC purchase of minority interest of
 Allmerica P&C..............................................      50.7         59.6       110.3
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................     (16.7)      --           (16.7)
Provision for deferred federal income taxes and minority
 interest...................................................     (65.9)       (27.1)      (93.0)
                                                                ------       ------      ------
                                                                  51.3         26.6        77.9
                                                                ------       ------      ------
Net appreciation, end of year...............................    $122.6       $ 86.7      $209.3
                                                                ======       ======      ======

(1) Includes net (depreciation) appreciation on other investments of $(1.1) million, $0.8 million, and $1.8 million, in 1999, 1998, and 1997, respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

FAFLIC's mortgage loans are diversified by property type and location. Real estate investments have been obtained primarily through foreclosure. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made.

The carrying values of mortgage loans and real estate investments net of applicable reserves were $533.6 million and $582.7 million at December 31, 1999 and 1998, respectively. Reserves for mortgage loans were $5.8 million and $11.5 million at December 31, 1999 and 1998, respectively.

During 1997, the Company committed to a plan to dispose of all real estate assets. At December 31, 1999, there were 2 properties remaining in the Company's real estate portfolio which are being actively marketed. Depreciation is not recorded on these assets while they are held for disposal.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 1999, 1998 and 1997.

There were no material contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 1999.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
Property type:
  Office building...........................................  $301.5  $304.4
  Residential...............................................    50.3    52.8
  Retail....................................................    92.2   108.5
  Industrial/warehouse......................................    83.6   110.0
  Other.....................................................    11.8    18.5
  Valuation allowances......................................    (5.8)  (11.5)
                                                              ------  ------
Total.......................................................  $533.6  $582.7
                                                              ======  ======
Geographic region:
  South Atlantic............................................  $132.2  $136.1
  Pacific...................................................   133.6   155.1
  East North Central........................................    62.5    80.5
  Middle Atlantic...........................................    50.3    61.2
  West South Central........................................    90.8    54.7
  New England...............................................    40.7    60.7
  Other.....................................................    29.3    45.9
  Valuation allowances......................................    (5.8)  (11.5)
                                                              ------  ------
Total.......................................................  $533.6  $582.7
                                                              ======  ======

At December 31, 1999, scheduled mortgage loan maturities were as follows: 2000 -- $108.1 million; 2001 -- $33.9 million; 2002 -- $27.5 million; 2003 -- $40.6 million; 2004 -- $76.4 million; and $234.7 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 1999, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

C.  INVESTMENT VALUATION ALLOWANCES

Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,                              BALANCE AT                           BALANCE AT
(IN MILLIONS)                                                 JANUARY 1   PROVISIONS  WRITE-OFFS  DECEMBER 31
-------------                                                 ----------  ----------  ----------  ------------
1999
Mortgage loans..............................................    $11.5       $(2.4)      $ 3.3         $ 5.8
                                                                =====       =====       =====         =====
1998
Mortgage loans..............................................    $20.7       $(6.8)      $ 2.4         $11.5
                                                                =====       =====       =====         =====
1997
Mortgage loans..............................................    $19.6       $ 2.5       $ 1.4         $20.7
Real estate.................................................     14.9         6.0        20.9        --
                                                                -----       -----       -----         -----
Total.......................................................    $34.5       $ 8.5       $22.3         $20.7
                                                                =====       =====       =====         =====

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Provisions on mortgages during 1999 and 1998 reflect the release of redundant specific reserves. Write-offs of $20.9 million to the investment valuation allowance related to real estate in 1997 primarily reflect write downs to the estimated fair value less costs to sell pursuant to the aforementioned 1997 plan of disposal.

The carrying value of impaired loans was $18.0 million and $22.0 million, with related reserves of $0.8 million and $6.0 million as of December 31, 1999 and 1998, respectively. All impaired loans were reserved for as of December 31, 1999 and 1998.

The average carrying value of impaired loans was $21.0 million, $26.1 million and $30.8 million, with related interest income while such loans were impaired of $2.1 million, $3.2 million and $3.2 million as of December 31, 1999, 1998 and 1997, respectively.

D.  FUTURES CONTRACTS

The Company purchases long futures contracts and sells short futures contracts on margin to hedge against interest rate fluctuations associated with the sale of Guaranteed Investment Contracts ("GICs") and other funding agreements. The Company is exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. The Company only trades futures contracts with nationally recognized brokers, which the Company believes have adequate capital to ensure that there is minimal danger of default. The Company does not require collateral or other securities to support financial instruments with credit risk.

The notional amount of futures contracts outstanding was $37.1 million and $92.7 million at December 31, 1999 and 1998, respectively. The notional amounts of the contracts represent the extent of the Company's investment but not future cash requirements, as the Company generally settles open positions prior to maturity. The maturity of all futures contracts outstanding is less than one year. The fair value of futures contracts outstanding was $36.8 million and $92.5 million at December 31, 1999 and 1998, respectively.

Gains and losses on hedge contracts related to interest rate fluctuations are deferred and recognized in income over the period being hedged corresponding to related guaranteed investment contracts. If instruments being hedged by futures contracts are disposed, any unamortized gains or losses on such contracts are included in the determination of the gain or loss from the disposition. Deferred hedging losses were $0.9 million and $1.8 million in 1999 and 1998, respectively. Gains and losses on hedge contracts that are deemed ineffective by the Company are realized immediately. There was $0.1 million of gains realized on ineffective hedges in 1998. There were no gains or losses in 1999 and 1997.

A reconciliation of the notional amount of futures contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999       1998      1997
-------------                                                 ---------  ---------  ------
Contracts outstanding, beginning of year....................  $    92.7  $  --      $(33.0)
New contracts...............................................      947.0    1,117.5    (0.2)
Contracts terminated........................................   (1,002.6)  (1,024.8)   33.2
                                                              ---------  ---------  ------
Contracts outstanding, end of year..........................  $    37.1  $    92.7  $ --
                                                              =========  =========  ======

E.  FOREIGN CURRENCY SWAP CONTRACTS

The Company enters into foreign currency swap contracts with swap counterparties to hedge foreign currency exposure on specific fixed income securities. Additionally, in 1999, the Company entered into a foreign

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

currency swap contract to hedge foreign currency exposure on specific fixed rate funding agreements. Interest and principal related to foreign fixed income securities and liabilities payable in foreign currencies, at current exchange rates, are exchanged for the equivalent payment in U.S dollars translated at a specific currency exchange rate. The primary risk associated with these transactions is the inability of the counterparty to meet its obligation. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by nationally recognized rating agencies. The Company's maximum exposure to counterparty credit risk is the difference between the foreign currency exchange rate, as agreed upon in the swap contract, and the foreign currency spot rate on the date of the exchange, as indicated by the fair value of the contract. The fair values of the foreign currency swap contracts outstanding were $(4.7) million and $1.2 million at December 31, 1999 and 1998, respectively. Changes in the fair value of contracts hedging fixed income securities are reported as an unrealized gain or loss, consistent with the underlying hedged security. Changes in fair value of contracts hedging fixed rate funding agreements are reported as other operating income, consistent with the underlying hedged liability. The net decrease in other operating income related to these contracts was $2.6 million in 1999. The Company does not require collateral or other security to support financial instruments with credit risk.

The difference between amounts paid and received on foreign currency swap contracts is reflected in the net investment income related to the underlying assets and is not material in 1999, 1998 and 1997. Any gain or loss on the termination of swap contracts is deferred and recognized with any gain or loss on the hedged transaction. The Company had no deferred gain or loss on foreign currency swap contracts in 1999 or 1998.

A reconciliation of the notional amount of foreign currency swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999   1998    1997
-------------                                                 ------  -----  ------
Contracts outstanding, beginning of year....................  $ 42.6  $42.6  $ 47.6
New contracts...............................................    52.9   --       5.0
Contracts expired...........................................   (24.0)  --     (10.0)
                                                              ------  -----  ------
Contracts outstanding, end of year..........................  $ 71.5  $42.6  $ 42.6
                                                              ======  =====  ======

Expected maturities of foreign currency swap contracts outstanding at December 31, 1999 are $8.3 million in 2000, $52.9 million in 2001 and $10.3 million thereafter. There are no expected maturities of such foreign currency swap contracts in 2002, 2003 and 2004.

F.  INTEREST RATE SWAP CONTRACTS

The Company enters into interest rate swap contracts to hedge exposure to interest rate fluctuations. Specifically, for floating rate GIC liabilities that are matched with fixed rate securities, the Company manages the interest rate risk by hedging with interest rate swap contracts. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. As with foreign currency swap contracts, the primary risk associated with these transactions is the inability of the counterparty to meet its obligation. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by nationally recognized rating agencies. Because the underlying principal of swap contracts is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged, which at December 31, 1999 and 1998 were net payables of $4.2 million and $3.9 million, respectively. The Company does not require collateral or other security to support financial instruments with credit risk.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The net amount receivable or payable is recognized over the life of the swap contract as an adjustment to net investment income. The decrease in net investment income related to interest rate swap contracts was $7.0 million, $2.8 million and $0.4 million for the years ended December 31, 1999, 1998 and 1997, respectively. The fair value of interest rate swap contracts outstanding was $33.1 million and $(28.3) million at December 31, 1999 and 1998, respectively. Changes in the fair value of contracts are reported as an unrealized gain or loss, consistent with the underlying hedged security. Any gain or loss on the termination of interest rate swap contracts accounted for as hedges are deferred and recognized with the gain or loss on the hedged transaction. The Company had no deferred gain or loss on interest rate swap contracts in 1999 or 1998.

A reconciliation of the notional amount of interest rate swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999      1998     1997
-------------                                                 --------  --------  ------
Contracts outstanding, beginning of year....................  $1,112.6  $  244.1  $  5.0
New contracts...............................................     905.4     873.5   244.7
Contracts terminated........................................    (888.5)    --       --
Contracts expired...........................................     (80.0)     (5.0)   (5.6)
Distribution of subsidiaries (Note 3).......................     (23.6)    --       --
                                                              --------  --------  ------
Contracts outstanding, end of year..........................  $1,025.9  $1,112.6  $244.1
                                                              ========  ========  ======

Expected maturities of interest rate swap contracts outstanding at December 31, 1999 are $44.0 million in 2000, $43.1 million in 2001, $83.5 million in 2002,
$536.0 million in 2003, and $319.3 million in 2004. There are no expected maturities of such interest rate swap contracts thereafter.

G.  OTHER SWAP CONTRACTS

The Company enters into insurance portfolio-linked and credit default swap contracts for investment purposes. Under the insurance portfolio-linked swap contracts, the Company agrees to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. As with interest rate swap contracts, the primary risk associated with insurance portfolio-linked swap contracts is the inability of the counterparty to meet its obligation. Under the terms of the credit default swap contracts, the Company assumes the default risk of a specific high credit quality issuer in exchange for a stated annual premium. In the case of default, the Company will pay the counterparty par value for a pre-determined security of the issuer. The primary risk associated with these transactions is the default risk of the underlying companies. The Company regularly assesses the financial strength of its counterparties and the underlying companies in default swap contracts, and generally enters into forward or swap agreements with counterparties rated "A" or better by nationally recognized rating agencies. Because the underlying principal of swap contracts is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged, which at December 31, 1999, was not material to the Company. The Company does not require collateral or other security to support financial instruments with credit risk.

The swap contracts are marked to market with any gain or loss recognized currently. The fair values of swap contracts outstanding were $(0.3) million and $(0.1) million at December 31, 1999 and 1998, respectively. The net amount receivable or payable under insurance portfolio-linked swap contracts is recognized when the contracts are marked to market. The net (decrease) increase in realized investment gains related to these contracts was $(0.2) million, $1.0 million and $(1.4) million for the years ended December 31, 1999, 1998 and 1997, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The stated annual premium under credit default swap contracts is recognized currently in net investment income. The net increase to investment income related to credit default swap contracts was $0.4 million and $0.2 million for the years ended December 31, 1999 and 1998, respectively. There was no net investment income recognized in 1997.

A reconciliation of the notional amount of other swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999     1998    1997
-------------                                                 -------  ------  -------
Contracts outstanding, beginning of year....................  $ 255.0  $ 15.0  $  58.6
New contracts...............................................     50.0   266.3    192.1
Contracts expired...........................................   (115.0)  (26.3)  (211.6)
Contracts terminated........................................    --       --      (24.1)
                                                              -------  ------  -------
Contracts outstanding, end of year..........................  $ 190.0  $255.0  $  15.0
                                                              =======  ======  =======

Expected maturities of other swap contracts outstanding at December 31, 1999 are as follows: $140.0 million in 2000 and $50.0 million in 2001. There are no expected maturities of such other swap contracts in 2002, 2003, 2004 and thereafter.

H.  OTHER

At December 31, 1999 and 1998, FAFLIC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

7.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Fixed maturities............................................  $415.7  $509.6  $523.3
Mortgage loans..............................................    45.5    57.6    57.1
Equity securities...........................................     1.7     7.2    10.5
Policy loans................................................    12.7    11.9    10.9
Real estate and other long-term investments.................    14.4     7.0    31.5
Short-term investments......................................    26.6    15.6     9.9
                                                              ------  ------  ------
Gross investment income.....................................   516.6   608.9   643.2
Less investment expenses....................................   (13.5)  (15.0)  (23.7)
                                                              ------  ------  ------
Net investment income.......................................  $503.1  $593.9  $619.5
                                                              ======  ======  ======

At December 31, 1999, the company had fixed maturities with a carrying value of $1.0 million on non-accrual status. There were no mortgage loans on non-accrual status at December 31, 1999. At December 31, 1998, there was one mortgage loan on non-accrual status which had an outstanding principal balance of $4.3 million. This loan was restructured and fully impaired. There were no fixed maturities on non-accrual status at December 31, 1998. The effect of non-accruals, compared with amounts that would have been recognized in

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

accordance with the original terms of the investments, was a reduction in net income by $1.4 million in 1999, and had no impact in 1998 and 1997.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $18.8 million, $28.7 million and $40.3 million at December 31, 1999, 1998 and 1997, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $2.5 million, $3.3 million and $3.9 million in 1999, 1998 and 1997, respectively. Actual interest income on these loans included in net investment income aggregated $1.8 million, $3.3 million and $4.2 million in 1999, 1998 and 1997, respectively.

There were no mortgage loans which were non-income producing for the year ended December 31, 1999. There were, however, fixed maturities with a carrying value of $0.3 million which were non-income producing for the year ended December 31, 1999.

Included in other long-term investments is income from limited partnerships of $6.6 million in 1999, losses of $6.3 million in 1998, and income of $7.6 million in 1997.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized gains (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998   1997
-------------                                                 ------  ------  -----
Fixed maturities............................................  $(52.0) $(11.6) $14.2
Mortgage loans..............................................     2.5     8.8   (1.2)
Equity securities...........................................   141.3    63.7   53.5
Real estate and other.......................................     8.5    --      9.8
                                                              ------  ------  -----
Net realized investment gains...............................  $100.3  $ 60.9  $76.3
                                                              ======  ======  =====

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS   GROSS
(IN MILLIONS)                                                     SALES      GAINS   LOSSES
-------------                                                 -------------  ------  ------
1999
Fixed maturities............................................    $1,480.5     $  9.2  $ 27.1
Equity securities...........................................       421.2      149.0     7.6

1998
Fixed maturities............................................    $  979.2     $ 17.9  $ 11.3
Equity securities...........................................       258.7       72.8     9.0

1997
Fixed maturities............................................    $1,870.7     $ 27.0  $ 15.9
Equity securities...........................................       144.9       55.5     1.2

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  OTHER COMPREHENSIVE (LOSS) INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the Consolidated Statements of Comprehensive (Loss)
Income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999      1998     1997
-------------                                                 --------  --------  ------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period,
 (includes $22.7 resulting from the distribution of
 subsidiaries in 1999, net of taxes (benefit) and minority
 interest of $(103.3) million, $(20.8) million and $123.7
 million in 1999, 1998 and 1997, respectively)..............  $ (121.9) $   (6.8) $115.5
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes and minority interest
 of $33.5 million, $21.5 million and $30.7 million in 1999,
 1998 and 1997, respectively)...............................     (62.2)     33.3    37.6
                                                              --------  --------  ------
Other comprehensive (loss) income...........................  $ (184.1) $  (40.1) $ 77.9
                                                              ========  ========  ======

8.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality. Included in the fair value of fixed maturities are swap contracts used to hedge fixed maturities with a fair value of $31.1 million and $(27.1) million at December 31, 1999 and 1998, respectively. In addition, the Company held futures contracts with a carrying value of $(0.9) million and $(1.8) million at December 31, 1999 and 1998, respectively. The fair value of these contracts was $36.8 million and $92.5 million at December 31, 1999 and 1998, respectively.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans is limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the consolidated balance sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits. All other liabilities are based on surrender values.

TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS

Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

DEBT

The carrying value of short-term debt reported in the balance sheet approximates fair value.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The estimated fair values of the financial instruments were as follows:

                                                                     1999                1998
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $  279.3  $  279.3  $  504.0  $  504.0
  Fixed maturities..........................................   3,660.7   3,660.7   7,683.9   7,683.9
  Equity securities.........................................      51.4      51.4     397.1     397.1
  Mortgage loans............................................     521.2     521.9     562.3     587.1
  Policy loans..............................................     170.5     170.5     154.3     154.3
                                                              --------  --------  --------  --------
                                                              $4,683.1  $4,683.8  $9,301.6  $9,326.4
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Guaranteed investment contracts...........................  $1,316.0  $1,341.4  $1,791.8  $1,830.8
  Supplemental contracts without life contingencies.........      48.8      48.8      37.3      37.3
  Dividend accumulations....................................      88.1      88.1      88.4      88.4
  Other individual contract deposit funds...................      48.4      48.2      61.6      61.1
  Other group contract deposit funds........................     602.9     583.5     700.4     704.0
  Individual fixed annuity contracts........................   1,092.5   1,057.1   1,110.6   1,073.6
  Trust instruments supported by funding obligations........      50.6      49.6     --        --
  Short-term debt...........................................     --        --        221.3     221.3
                                                              --------  --------  --------  --------
                                                              $3,247.3  $3,216.7  $4,011.4  $4,016.5
                                                              ========  ========  ========  ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

9.  CLOSED BLOCK

Included in other income in the Consolidated Statements of Income in 1999, 1998 and 1997 is a net pre-tax contribution from the Closed Block of $13.8 million, $10.4 million and $9.1 million, respectively. Summarized financial information of the Closed Block as of December 31, 1999 and 1998 and for the periods ended December 31, 1999, 1998 and 1997 is as follows:

DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
Assets
  Fixed maturities, at fair value (amortized cost of $387.4
    and $399.1
    respectively)...........................................  $372.9  $414.2
  Mortgage loans............................................   136.3   136.0
  Policy loans..............................................   201.1   210.9
  Cash and cash equivalents.................................    22.6     9.4
  Accrued investment income.................................    14.0    14.1
  Deferred policy acquisition costs.........................    13.1    15.6
  Other assets..............................................    12.3     2.9
                                                              ------  ------
Total assets................................................  $772.3  $803.1
                                                              ======  ======
Liabilities
  Policy liabilities and accruals...........................  $835.2  $862.9
  Other liabilities.........................................     6.9     9.1
                                                              ------  ------
Total liabilities...........................................  $842.1  $872.0
                                                              ======  ======

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Revenues
  Premiums and other income.................................  $ 52.1  $ 55.4  $ 58.3
  Net investment income.....................................    53.8    53.3    53.4
  Realized investment (loss) gain...........................    (0.6)    0.1     1.3
                                                              ------  ------  ------
Total revenues..............................................   105.3   108.8   113.0
                                                              ------  ------  ------
Benefits and expenses
  Policy benefits...........................................    88.9    95.0   100.5
  Policy acquisition expenses...............................     2.5     2.7     3.0
  Other operating expenses..................................     0.1     0.7     0.4
                                                              ------  ------  ------
Total benefits and expenses.................................    91.5    98.4   103.9
                                                              ------  ------  ------
Contribution from the Closed Block..........................  $ 13.8  $ 10.4  $  9.1
                                                              ======  ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999     1998     1997
-------------                                                 -------  -------  -------
Cash flows
  Cash flows from operating activities:
  Contribution from the Closed Block........................  $  13.8  $  10.4  $   9.1
  Change in:
    Deferred policy acquisition costs, net..................      2.5      2.6      2.9
    Premiums and other receivables..........................    --         0.3    --
    Policy liabilities and accruals.........................    (13.1)   (13.5)   (11.6)
    Accrued investment income...............................      0.1        -      0.2
    Deferred taxes..........................................    --         0.1     (5.1)
    Other assets............................................     (8.3)     2.4     (2.9)
    Expenses and taxes payable..............................     (2.9)    (2.9)    (2.0)
    Other, net..............................................      0.8     (0.1)    (1.2)
                                                              -------  -------  -------
  Net cash used in operating activities.....................     (7.1)    (0.7)   (10.6)
  Cash flows from investing activities:
    Sales, maturities and repayments of investments.........    139.0     83.6    161.6
    Purchases of investments................................   (128.5)  (106.5)  (161.4)
    Other, net..............................................      9.8      7.9     11.4
                                                              -------  -------  -------
  Net cash provided by (used in) investing activities.......     20.3    (15.0)    11.6
                                                              -------  -------  -------
Net increase (decrease) in cash and cash equivalents........     13.2    (15.7)     1.0
Cash and cash equivalents, beginning of year................      9.4     25.1     24.1
                                                              -------  -------  -------
Cash and cash equivalents, end of year......................  $  22.6  $   9.4  $  25.1
                                                              =======  =======  =======

There were no valuation allowances on mortgage loans in the Closed Block at December 31, 1999, 1998 or 1997, respectively.

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

10.  DEBT

Short-term debt consisted of the following:

DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
Short-term
  Commercial paper..........................................  $ --    $ 41.3
  Borrowings under bank credit facility.....................    --     150.0
  Repurchase agreements.....................................    --      30.0
                                                              ------  ------
Total short-term debt.......................................  $ --    $221.3
                                                              ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FAFLIC issues commercial paper primarily to manage imbalances between operating cash flows and existing commitments. Commercial paper borrowing arrangements are supported by a credit agreement. At December 31, 1999, there was no commercial paper outstanding.

Effective December 4, 1998, the Company entered into a credit agreement that expired on February 5, 1999. Borrowings under this agreement were unsecured and incurred interest at a rate per annum equal to the eurodollar rate plus applicable margin. Borrowings outstanding under this credit facility at December 31, 1998 were $150.0 million. These borrowings were repaid in February 1999.

The company utilizes repurchase agreements to finance certain transactions and had approximately $30 million in such agreements outstanding at December 31,1998. There were no repurchase agreements outstanding at December 31, 1999.

In 1999, there was no interest expense related to borrowings under the credit agreement. Interest expense related to borrowings under the credit agreement was approximately $0.7 million and $2.8 million in 1998 and 1997, respectively. All interest expense is recorded in other operating expenses.

In October, 1995, AFC issued Senior Debentures with a face value of $200.0 million, pay interest at a rate of 7 5/8%, and mature on October 16, 2025. The primary source of cash for repayment of the debt by AFC is dividends from FAFLIC and Allmerica P&C.

11.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of SFAS No. 109. A summary of the federal income tax expense (benefit) on continuing operations in the consolidated statements of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Federal income tax expense (benefit)
  Current...................................................  $88.7   $ 74.6  $74.4
  Deferred..................................................    4.3    (15.4)  14.2
                                                              -----   ------  -----
Total.......................................................  $93.0   $ 59.2  $88.6
                                                              =====   ======  =====

The federal income taxes attributable to the consolidated results of continuing operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999     1998    1997
-------------                                                 --------  ------  ------
Expected federal income tax expense on continuing
  operations................................................   $133.9   $107.9  $122.9
  Tax-exempt interest.......................................    (24.2)   (38.9)  (37.9)
  Dividend received deduction...............................    --        (5.1)   (3.2)
  Changes in tax reserve estimates..........................     (8.7)     2.3     7.8
  Tax credits...............................................     (8.5)    (8.5)   (2.7)
  Other, net................................................      0.5      1.5     1.7
                                                               ------   ------  ------
Federal income tax expense on continuing operations.........   $ 93.0   $ 59.2  $ 88.6
                                                               ======   ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The deferred income tax (asset) liability represents the tax effects of temporary differences attributable to the Company's consolidated federal tax return group. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   1999       1998
-------------                                                 --------   --------
Deferred tax (assets) liabilities
  AMT carryforwards.........................................  $ --       $ (16.8)
  Loss reserve discounting..................................   (283.5)    (406.6)
  Deferred acquisition costs................................    355.7      345.8
  Employee benefit plans....................................    (52.0)     (45.3)
  Investments, net..........................................    (19.5)     121.7
  Bad debt reserve..........................................    --          (1.8)
  Litigation reserve........................................     (6.0)     (10.9)
  Discontinued operations...................................    (11.7)     --
  Other, net................................................     (1.1)      (5.5)
                                                              -------    -------
Deferred tax asset, net.....................................  $ (18.1)   $ (19.4)
                                                              =======    =======

Gross deferred income tax assets totaled $515.8 million and $486.9 millions at December 31, 1999 and 1998, respectively. Gross deferred income tax liabilities totaled $497.7 million and $467.5 million at December 31, 1999 and 1998, respectively.

The Company believes, based on the its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 1999 there are no available alternative minimum tax credit carryforwards.

The Company's federal income tax returns are routinely audited by the Internal Revenue Services ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The IRS has also examined the former Allmerica P&C consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect to the federal income tax returns for 1992, 1993 and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. If upheld, these adjustments would result in additional payments; however, the Company will vigorously defend its position with respect to these adjustments. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

12.  PENSION PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple benefit plans to employees and agents of these affiliated Companies, including retirement plans. The salaries of employees and agents covered by these plans and the expenses of these plans are charged to the affiliated Companies in accordance with an intercompany cost sharing agreement.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FAFLIC provides retirement benefits to substantially all of its employees under a defined benefit pension plan. This plan is based on a defined benefit cash balance formula, whereby the Company annually provides an allocation to each eligible employee based on a percentage of that employee's salary, similar to a defined contribution plan arrangement. The 1999, 1998 and 1997 allocations were based on 7.0% of each eligible employee's salary. In addition to the cash balance allocation, certain transition group employees, who have met specified age and service requirements as of December 31, 1994, are eligible for a grandfathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974.

Components of net periodic pension cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999       1998       1997
-------------                                                 --------   --------   --------
Service cost -- benefits earned during the year.............  $  19.3    $  19.0    $  19.9
Interest cost...............................................     26.5       25.5       23.5
Expected return on plan assets..............................    (38.9)     (34.9)     (31.2)
Recognized net actuarial loss...............................      0.4        0.4        0.1
Amortization of transition asset............................     (1.4)      (1.8)      (1.9)
Amortization of prior service cost..........................     (2.2)      (1.7)      (2.0)
                                                              -------    -------    -------
  Net periodic pension cost.................................  $   3.7    $   6.5    $   8.4
                                                              =======    =======    =======

In 1999, subsequent to the AFC corporate reorganization, approximately $1.7 million of the net periodic pension cost was allocated to the distributed subsidiaries.

The following table summarizes the status of the plan. At December 31, 1999 and 1998 the plans' assets exceeded their projected benefit obligations.

DECEMBER 31,
(IN MILLIONS)                                                   1999       1998
-------------                                                 --------   --------
Change in benefit obligations:
  Projected benefit obligation at beginning of year.........  $ 414.2    $ 370.4
  Service cost -- benefits earned during the year...........     19.3       19.0
  Interest cost.............................................     26.5       25.5
  Actuarial (gains) losses..................................    (44.4)      20.4
  Benefits paid.............................................    (22.9)     (21.1)
                                                              -------    -------
    Projected benefit obligation at end of year.............    392.7      414.2
                                                              -------    -------

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS)                                                   1999       1998
-------------                                                 --------   --------
Change in plan assets:
  Fair value of plan assets at beginning of year............    441.6      395.5
  Actual return on plan assets..............................     51.9       67.2
  Benefits paid.............................................    (22.9)     (21.1)
    Fair value of plan assets at end of year................    470.6      441.6
  Funded status of the plan.................................     77.9       27.4
  Unrecognized transition obligation........................    (21.6)     (23.9)
  Unamortized prior service cost............................    (12.0)     (11.0)
  Unrecognized net actuarial gains..........................   (101.6)     (54.9)
                                                              -------    -------
    Net pension liability...................................  $ (57.3)   $ (62.4)
                                                              =======    =======

As a result of AFC's merger with Allmerica P&C in 1997, certain pension liabilities were reduced to reflect their fair value as of the merger date. These pension liabilities were reduced by $8.9 million and $10.3 million in 1999 and 1998, respectively, which reflects fair value, net of applicable amortization.

Determination of the projected benefit obligations was based on a weighted average discount rate of 7.75% and 6.5% in 1999 and 1998, respectively, and the assumed long-term rate of return on plan assets was 9.0% in both 1999 and 1998. The actuarial present value of the projected benefit obligations was determined using assumed rates of increase in future compensation levels ranging from 5.0% to 5.5%. Plan assets are invested primarily in various separate accounts and the general account of FAFLIC. Plan assets also include 796,462 shares and 973,262 shares of AFC Common Stock at December 31, 1999 and 1998, respectively, with a market value of $44.3 million and $56.3 million at December 31, 1999 and 1998, respectively.

The Company has a defined contribution 401(k) plan for its employees, whereby the Company matches employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. During 1999, 1998 and 1997, the Company matched 50% of employees' contributions up to 6.0% of eligible compensation. The total expense related to this plan was $5.9 million, $5.6 million and $3.3 million in 1999, 1998 and 1997, respectively. In 1999, subsequent to the AFC corporate reorganization, approximately $1.4 million of the 401(k) expense was allocated to the distributed subsidiaries. In addition to this plan, the Company has a defined contribution plan for substantially all of its agents. The plan expense in 1999, 1998 and 1997 was $3.1 million, $3.0 million and $2.8 million, respectively.

On January 1, 1998, substantially all of the defined benefit and defined contribution 401(k) plans previously provided by the affiliated Companies were merged with the existing benefit plans of FAFLIC. The merger of benefit plans resulted in a $5.9 million change of interest adjustment to additional paid-in capital during 1998. The change of interest adjustment arose from FAFLIC's forgiveness of certain Allmerica P&C benefit plan liabilities attributable to Allmerica P&C's minority interest.

13.  OTHER POSTRETIREMENT BENEFIT PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple postretirement medical and death benefit plans to employees, agents and retirees of these affiliated Companies. The costs of these plans are charged to the affiliated Companies in accordance with an intercompany cost sharing agreement.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Generally, employees become eligible at age 55 with at least 15 years of service. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical, and a payment at death equal to retirees' final compensation up to certain limits. Effective
January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments and to restrict eligibility to current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

The plans' funded status reconciled with amounts recognized in the Company's Consolidated Balance Sheets were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   1999       1998
-------------                                                 --------   --------
Change in benefit obligation:
Accumulated postretirement benefit obligation at beginning
  of year...................................................  $  84.0    $  71.8
Service cost................................................      2.9        3.1
Interest cost...............................................      4.6        5.1
Actuarial (gains) losses....................................    (21.2)       7.6
Benefits paid...............................................     (3.5)      (3.6)
                                                              -------    -------
  Accumulated postretirement benefit obligation at end of
    year....................................................     66.8       84.0
                                                              -------    -------
Fair value of plan assets at end of year....................    --         --
                                                              -------    -------
Funded status of the plan...................................    (66.8)     (84.0)
Unamortized prior service cost..............................     (9.8)     (12.9)
Unrecognized net actuarial (gains) losses...................    (13.8)       7.5
                                                              -------    -------
  Accumulated postretirement benefit costs..................  $ (90.4)   $ (89.4)
                                                              =======    =======

The components of net periodic postretirement benefit expense were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999       1998       1997
-------------                                                 --------   --------   --------
Service cost................................................   $  2.9     $  3.1     $  3.0
Interest cost...............................................      4.6        5.1        4.6
Recognized net actuarial loss (gain)........................      0.1        0.1       (0.1)
Amortization of prior service cost..........................     (2.3)      (2.4)      (2.7)
                                                               ------     ------     ------
Net periodic postretirement benefit cost....................   $  5.3     $  5.9     $  4.8
                                                               ======     ======     ======

In 1999, subsequent to the AFC corporate reorganization, approximately $1.1 million of the net periodic postretirement cost was allocated to the distributed subsidiaries.

As a result of AFC's merger with Allmerica P&C in 1997, certain postretirement liabilities were reduced to reflect their fair value as of the merger date. These postretirement liabilities were reduced by $4.6 million and $5.4 million in 1999 and 1998, respectively, which reflects fair value, net of applicable amortization.

For purposes of measuring the accumulated postretirement benefit obligation at December 31, 1999, health care costs were assumed to increase 6.0% in 2000, declining thereafter until the ultimate rate of 5.5% is reached in 2001 and remains at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 1999 by $4.1 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 1999 by $0.6 million. Conversely, decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 1999 by $3.6 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 1999 by $0.5 million.

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.75% and 6.5% at December 31, 1999 and 1998, respectively. In addition, the actuarial present value of the accumulated postretirement benefit obligation was determined using an assumed rate of increase in future compensation levels of 5.5% for FAFLIC agents.

On January 1, 1998, substantially all of the postretirement medical and death benefits plans previously provided by the affiliated Companies were merged with the existing benefit plans of FAFLIC. The merger of benefit plans resulted in a $3.8 million change of interest adjustment to additional paid-in capital during 1998. The change of interest adjustment arose from FAFLIC's forgiveness of certain Allmerica P&C benefit plan liabilities attributable to Allmerica P&C's minority interest.

14.  DIVIDEND RESTRICTIONS

Massachusetts and Delaware have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of FAFLIC and AFLIAC, respectively.

Massachusetts' statute limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner, to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income for the preceding calendar year (if such insurer is not a life company). In addition, under Massachusetts law, no domestic insurer shall pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner shall have approved such dividend or distribution. During 1999 and 1997, no dividends were declared by FAFLIC to AFC. During 1998, FAFLIC paid dividends of $50.0 million to AFC. As of July 1, 1999, FAFLIC's ownership of Allmerica P&C, as well as several non-insurance subsidiaries, was transferred from FAFLIC to AFC. Under an agreement with the Commissioner, any dividend from FAFLIC to AFC for years 2000 and 2001 would require the prior approval of the Commissioner and may require AFC to make additional capital contributions to FAFLIC.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding
December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. No dividends were declared by AFLIAC to FAFLIC during 1999, 1998 or 1997. During 2000, AFLIAC could pay dividends of $34.3 million to FAFLIC without prior approval.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

15.  SEGMENT INFORMATION

The Company offers Asset Accumulation financial products and services. Prior to the AFC corporate reorganization, the Company offered financial products and services in two major areas: Risk Management and Asset Accumulation. Within these broad areas, the Company conducted business principally in three operating segments. These segments were Risk Management, Allmerica Financial Services and Allmerica Asset Management. In accordance with Statement No. 131, the separate financial information of each segment is presented consistent with the way results are regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. A summary of the Company's reportable segments is included below.

In 1999, the Company reorganized its Property and Casualty business and Corporate Risk Management Services operations within the Risk Management segment. Under the new structure, the Risk Management segment manages its business through five distribution channels identified as Hanover North, Hanover South, Citizens Midwest, Allmerica Voluntary Benefits and Allmerica Specialty. During the second quarter of 1999, the Company approved a plan to exit its group life and health business, consisting of its EBS business, its AGU business and its reinsurance pool business. Results of operations from this business, relating to both the current and the prior periods, have been segregated and reported as a component of discontinued operations in the Consolidated Statements of Income. Operating results from this business were previously reported in the Allmerica Voluntary Benefits and Allmerica Specialty distribution channels. Prior to 1999, results of the group life and health business were included in the Corporate Risk Management Services segment, while all other Risk Management business was reflected in the Property and Casualty segment.

The Risk Management segment's property and casualty business is offered primarily through the Hanover North, Hanover South and Citizens Midwest distribution channels utilizing the Company's independent agent network primarily in the Northeast, Midwest and Southeast United States, maintaining a strong regional focus. Allmerica Voluntary Benefits focuses on worksite distribution, which offers discounted property and casualty products through employer sponsored programs, and affinity group property and casualty business. Allmerica Specialty offers special niche property and casualty products in selected markets. On July 1, 1999, AFC made certain changes to its corporate structure as discussed in Note 3. As a result, FAFLIC distributed its interest in the property and casualty business after that date.

The Asset Accumulation group includes two segments: Allmerica Financial Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life and traditional life insurance products distributed via retail channels as well as group retirement products, such as defined benefit and 401(k) plans and tax-sheltered annuities distributed to institutions. Through its Allmerica Asset Management segment, the Company offers its customers the option of investing in GICs such as the traditional GIC, synthetic GIC and other funding agreements. Funding agreements are investment contracts issued to institutional buyers, such as money market funds, corporate cash management programs and securities lending collateral programs, which typically have short maturities and periodic interest rate resets based on an index such as LIBOR. This segment is also a Registered Investment Advisor providing investment advisory services, primarily to affiliates, and to other institutions, such as insurance companies and pension plans. As a result of the aforementioned change in the AFC corporate structure, FAFLIC distributed its ownership of certain investment advisory business as of July 1, 1999.

In addition to the three operating segments, the Company has a Corporate segment, which consists primarily of cash, investments, corporate debt, Capital Securities and corporate overhead expenses. Corporate overhead

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

expenses reflect costs not attributable to a particular segment, such as those generated by certain officers and directors, Corporate Technology, Corporate Finance, Human Resources and the Legal department.

Management evaluates the results of the aforementioned segments based on a pre-tax and minority interest basis. Segment income is determined by adjusting net income for net realized investment gains and losses, net gains and losses on disposals of businesses, discontinued operations, extraordinary items, the cumulative effect of accounting changes and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of segment income enhances understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business. However, segment income should not be construed as a substitute for net income determined in accordance with generally accepted accounting principles.

Summarized below is financial information with respect to business segments:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999       1998       1997
-------------                                                 --------   --------   --------
Segment revenues:
  Risk Management...........................................  $1,075.2   $2,220.8   $2,227.3
  Asset Accumulation
    Allmerica Financial Services............................     797.0      721.2      713.9
    Allmerica Asset Management..............................     144.5      121.7       91.1
                                                              --------   --------   --------
        Subtotal............................................     941.5      842.9      805.0
                                                              --------   --------   --------
  Corporate.................................................       0.4        2.3        4.7
  Intersegment revenues.....................................      (0.8)      (7.6)     (11.5)
                                                              --------   --------   --------
    Total segment revenues including Closed Block...........   2,016.3    3,058.4    3,025.5
                                                              --------   --------   --------
  Adjustment to segment revenues:
      Adjustment for Closed Block...........................     (92.1)     (98.4)    (102.6)
      Change in mortality...................................     --         --          (4.2)
      Net realized gains....................................     100.3       60.9       76.3
                                                              --------   --------   --------
  Total revenues............................................  $2,024.5   $3,020.9   $2,995.0
                                                              ========   ========   ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                       1999       1998       1997
-------------                                                     --------   --------   --------
Segment income (loss) before income taxes and minority interest:
  Risk Management.............................................    $   85.1   $  149.7   $  174.2
  Asset Accumulation
    Allmerica Financial Services..............................       207.1      169.0      134.6
    Allmerica Asset Management................................        21.3       23.7       18.4
                                                                  --------   --------   --------
        Subtotal..............................................       228.4      192.7      153.0
                                                                  --------   --------   --------
  Corporate...................................................       (38.6)     (45.2)     (44.6)
    Segment income before income taxes and minority interest...      274.9      297.2      282.6
  Adjustments to segment income:
    Net realized investment gains, net of amortization........       106.1       52.2       78.5
    Sales practice litigation expense.........................       --         (31.0)     --
    Gain from change in mortality assumptions.................       --         --          47.0
    Loss on cession of disability income business.............       --         --         (53.9)
    Restructuring costs.......................................       --          (9.0)     --
    Other items...............................................       --          (0.8)      (2.8)
                                                                  --------   --------   --------
  Income before taxes and minority interest...................    $  381.0   $  308.6   $  351.4
                                                                  ========   ========   ========

DECEMBER 31,
(IN MILLIONS)                                     1999        1998          1999           1998
-------------                                   ---------   ---------   ------------   ------------
                                                 IDENTIFIABLE ASSETS    DEFERRED ACQUISITION COSTS
Risk Management...............................  $   542.0   $ 6,216.8    $     6.0      $   167.5
Asset Accumulation
  Allmerica Financial Services................   23,410.7    19,407.3      1,213.1          993.1
  Allmerica Asset Management..................    1,381.1     1,810.9          0.4            0.6
                                                ---------   ---------    ---------      ---------
      Subtotal................................   24,791.8    21,218.2      1,213.5          993.7
  Corporate...................................     --            29.6       --             --
                                                ---------   ---------    ---------      ---------
    Total.....................................  $25,333.8   $27,464.6    $ 1,219.5      $ 1,161.2
                                                =========   =========    =========      =========

16.  LEASE COMMITMENTS

Rental expenses for operating leases, including those related to the discontinued operations of the Company, amounted to $22.2 million, $34.9 million and $33.6 million in 1999, 1998 and 1997, respectively. These expenses relate primarily to building leases of the Company. At December 31, 1999, future minimum rental payments under non-cancelable operating leases were approximately $39.9 million, payable as follows: 2000 - $14.1 million; 2001 -- $12.7 million; 2002 -- $8.1 million; 2003 -- $3.6 million, and $1.4 million thereafter. It is expected that, in the normal course of business, leases that expire will be renewed or replaced by leases on other property and equipment; thus, it is anticipated that future minimum lease commitments will not be less than the amounts shown for 2000.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

17.  REINSURANCE

In the normal course of business, the Company seeks to reduce the losses that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement of Financial Accounting Standards No. 113, Accounting and Reporting for Reinsurance of Short Duration and Long Duration Contracts.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement with a highly rated insurer (See Note 5). Prior to the AFC corporate reorganization, the Company was subject to concentration of risk with respect to this reinsurance agreement, which represented 10% or more of the Company's reinsurance business. Net premiums earned and losses and loss adjustment expenses ceded under this agreement in 1999 were $21.9 million and $35.0 million, respectively. In addition, the Company is subject to concentration of risk with respect to reinsurance ceded to various residual market mechanisms. As a condition to the ability to conduct certain business in various states, the Company is required to participate in various residual market mechanisms and pooling arrangements which provide various insurance coverages to individuals or other entities that are otherwise unable to purchase such coverage voluntarily provided by private insurers. These market mechanisms and pooling arrangements include the Massachusetts Commonwealth Automobile Reinsurers ("CAR"), the Maine Workers' Compensation Residual Market Pool ("MWCRP") and the Michigan Catastrophic Claims Association ("MCCA"). Prior to the AFC corporate reorganization, both CAR and MCCA represented 10% or more of the Company's reinsurance business. As a servicing carrier in Massachusetts, the Company ceded a significant portion of its private passenger and commercial automobile premiums to CAR. Net premiums earned and losses and loss adjustment expenses ceded to CAR in 1999, 1998 and 1997 were $20.4 million and $21.4 million, $34.3 million and $38.1 million, and $32.3 million and $28.2 million, respectively. The Company ceded to MCCA premiums earned and losses and loss adjustment expenses in 1999, 1998 and 1997 of $1.8 million and $30.6 million, $3.7 million and $18.0 million, and $9.8 million and $(0.8) million, respectively.

On June 2, 1998, the Company recorded a $124.2 million one-time reduction of its direct and ceded written premiums as a result of a return of excess surplus from MCCA. This transaction had no impact on the total net premiums recorded by the Company in 1998.

Because the MCCA is supported by assessments permitted by statute, and all amounts billed by the Company to CAR, MWCRP and MCCA have been paid when due, the Company believes that it has no significant exposure to uncollectible reinsurance balances.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                   1999       1998       1997
-------------                                                 --------   --------   --------
Life and accident and health insurance premiums:
  Direct....................................................  $   53.5   $   51.4   $   55.9
  Assumed...................................................       0.7        0.7        0.6
  Ceded.....................................................     (50.0)     (47.8)     (29.1)
                                                              --------   --------   --------
Net premiums................................................  $    4.2   $    4.3   $   27.4
                                                              ========   ========   ========
Property and casualty premiums written:
  Direct....................................................  $1,089.0   $1,970.4   $2,068.5
  Assumed...................................................      27.3       58.8      103.1
  Ceded.....................................................    (135.4)     (74.1)    (179.8)
                                                              --------   --------   --------
Net premiums................................................  $  980.9   $1,955.1   $1,991.8
                                                              ========   ========   ========
Property and casualty premiums earned:
  Direct....................................................  $1,047.3   $1,966.8   $2,046.1
  Assumed...................................................      30.3       64.5      102.0
  Ceded.....................................................    (127.3)     (66.1)    (195.1)
                                                              --------   --------   --------
Net premiums................................................  $  950.3   $1,965.2   $1,953.0
                                                              ========   ========   ========
Life insurance and other individual policy benefits, claims, losses and loss adjustment expenses:
  Direct....................................................  $  391.9   $  359.5   $  397.4
  Assumed...................................................       0.1        0.3        0.4
  Ceded.....................................................     (39.2)     (49.5)     (79.4)
                                                              --------   --------   --------
Net policy benefits, claims, losses and loss adjustment
  expenses..................................................  $  352.8   $  310.3   $  318.4
                                                              ========   ========   ========
Property and casualty benefits, claims, losses and loss
  adjustment expenses:
  Direct....................................................  $  805.6   $1,588.2   $1,464.9
  Assumed...................................................      25.9       62.7      101.2
  Ceded.....................................................    (128.0)    (158.2)    (120.6)
                                                              --------   --------   --------
Net policy benefits, claims, losses, and loss adjustment
  expenses..................................................  $  703.5   $1,492.7   $1,445.5
                                                              ========   ========   ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

18.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                   1999       1998       1997
-------------                                                 --------   --------   --------
Balance at beginning of year................................  $1,161.2   $  965.5   $  822.7
Acquisition expenses deferred...............................     419.2      638.2      614.3
Amortized to expense during the year........................    (240.9)    (449.6)    (472.6)
Adjustment for discontinued operations......................       3.4      ( 0.2)     --
Adjustment to equity during the year........................      39.3        7.3      (11.1)
Adjustment due to distribution of subsidiaries..............    (162.7)     --         --
Adjustment for cession of disability income insurance.......     --         --         (38.6)
Adjustment for revision of universal and variable universal
  life insurance mortality assumptions......................     --         --          50.8
                                                              --------   --------   --------
Balance at end of year......................................  $1,219.5   $1,161.2   $  965.5
                                                              ========   ========   ========

At October 1, 1997, the Company revised the mortality assumptions for universal life and variable universal life product lines. These revisions resulted in a $50.8 million recapitalization of deferred policy acquisition costs.

19.  LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its estimates of liabilities for outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its property and casualty and its accident and health lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses related to the Company's accident and health business was $601.3 million and $568.0 million at December 31, 1999 and 1998, respectively. Accident and health claim liabilities were re-estimated for all prior years and were increased by $51.2 million and $14.6 million in 1999 and 1998, respectively. The increase in 1999 resulted from the Company's reserve strengthening primarily in the EBS and reinsurance pool business. The 1998 increase also resulted from the Company's reserve strengthening, primarily in the assumed reinsurance and stop loss only business.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The following table provides a reconciliation of the beginning and ending property and casualty reserve for unpaid losses and loss adjustment expenses
(LAE):

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                   1999       1998       1997
-------------                                                 --------   --------   --------
Reserve for losses and LAE, beginning of the year...........  $2,597.3   $2,615.4   $2,744.1
Incurred losses and LAE, net of reinsurance recoverable:
  Provision for insured events of the current year..........     795.6    1,609.0    1,564.1
  Decrease in provision for insured events of prior years...     (96.1)    (127.2)    (127.9)
                                                              --------   --------   --------
Total incurred losses and LAE...............................     699.5    1,481.8    1,436.2
                                                              --------   --------   --------
Payments, net of reinsurance recoverable:
  Losses and LAE attributable to insured events of current
    year....................................................     342.1      871.9      775.1
  Losses and LAE attributable to insured events of prior
    years...................................................     424.2      643.0      732.1
                                                              --------   --------   --------
Total payments                                                   766.3    1,514.9    1,507.2
Change in reinsurance recoverable on unpaid losses..........      44.3       15.0      (50.2)
Distribution of subsidiaries................................  (2,574.8)     --         --
Other (1)...................................................     --         --          (7.5)
                                                              --------   --------   --------
Reserve for losses and LAE, end of year.....................  $  --      $2,597.3   $2,615.4
                                                              ========   ========   ========

(1) Includes purchase accounting adjustments.

As part of an ongoing process, the reserves have been re-estimated for all prior accident years and were decreased by $96.1 million, $127.2 million and $127.9 million in 1999, 1998 and 1997, respectively, reflecting increased favorable development on reserves for both losses and loss adjustment expenses.

Favorable development on prior years' loss reserves was $52.0 million, $58.9 million, and $87.2 million prior to the AFC corporate reorganization in 1999 and for the years ended December 31, 1998 and 1997, respectively. Favorable development on prior year's loss adjustment expense reserves was $44.1 million, $68.3 million, and $40.7 million prior to the AFC corporate reorganization in 1999 and for the years ended December 31, 1998 and 1997, respectively. The increase in favorable development 1998 is primarily attributable to claims process improvement initiatives taken by the Company. The Company has lowered claim settlement costs through increased utilization of in-house attorneys and consolidation of claim offices.

This favorable development reflects the Company's reserving philosophy consistently applied over these periods. Conditions and trends that have affected development of the loss and LAE reserves in the past may not necessarily occur in the future.

Due to the nature of the business written by the Risk Management segment, the exposure to environmental liabilities is relatively small and therefore its reserves are relatively small compared to other types of liabilities. Due to the AFC corporate reorganization, the Company had no exposure for this item at December 31, 1999. Loss and LAE reserves related to environmental damage and toxic tort liability, included in the reserve for losses and LAE, were $49.9 million and $53.1 million, net of reinsurance of $14.2 million and $15.7 million in 1998 and 1997, respectively. The Company does not specifically underwrite policies that include this coverage, but as case law expands policy provisions and insurers' liability beyond the intended coverage, the Company may be required to defend such claims. The Company estimated its ultimate liability for these claims based upon currently known facts, reasonable assumptions where the facts are not known,

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

current law and methodologies currently available. Although these claims are not significant, their existence gives rise to uncertainty and is discussed because of the possibility, however remote, that they may become significant. The Company believes that, notwithstanding the evolution of case law expanding liability in environmental claims, recorded reserves related to these claims are adequate. In addition, the Company is not aware of any litigation or pending claims that may result in additional material liabilities in excess of recorded reserves. The environmental liability could be revised in the near term if the estimates used in determining the liability are revised.

20.  MINORITY INTEREST

As a result of the Company's divestiture of certain of its subsidiaries including its 84.5% ownership of the outstanding shares of the common stock of Allmerica P&C effective July 1, 1999, there is no minority interest reflected on the Consolidated Balance Sheets as of December 31, 1999. In prior years, the Company's interest in Allmerica P&C was represented by ownership of 70.0% and 65.8% of the outstanding shares of common stock at December 31, 1998 and 1997, respectively. Earnings and shareholder's equity attributable to minority shareholders are included in minority interest in the consolidated financial statements through the period ended June 30, 1999 and for the years ended December 31, 1998 and 1997.

21.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In July 1997, a lawsuit on behalf of a putative class was instituted in Louisiana against AFC and certain of its subsidiaries, including FAFLIC, by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In October 1997, the plaintiffs voluntarily dismissed the Louisiana suit and filed a substantially similar action in Federal District Court in Worcester, Massachusetts. In early November 1998, the Company and the plaintiffs entered into a settlement agreement. The court granted preliminary approval of the settlement on December 4, 1998. On May 19, 1999, the court issued an order certifying the class for settlement purposes and granting final approval of the settlement agreement. FAFLIC recognized a $31.0 million pre-tax expense during the third quarter of 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However,

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

YEAR 2000

The Year 2000 issue resulted from computer programs being written using two digits rather than four to define the applicable year. Computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices or engage in similar normal business activities.

Although the Company does not believe that there is a material contingency associated with the Year 2000 issue, there can be no assurance that exposure for material contingencies will not arise.

22.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. In 1999, 49 out of 50 states have adopted the National Association of Insurance Commissioners proposed Codification, which provides for uniform statutory accounting principles. These principles are effective January 1, 2001. The Company is currently assessing the impact that the adoption of Codification will have on its statutory results of operations and financial position.

Statutory net income and surplus are as follows:

(IN MILLIONS)                                                   1999       1998       1997
-------------                                                 --------   --------   --------
Statutory Net Income (Combined)
  Property and Casualty Companies...........................   $322.6    $  180.7   $  190.3
  Life and Health Companies.................................    239.0        86.4      191.2

Statutory Shareholder's Surplus (Combined)
  Property and Casualty Companies (See Note 3)..............   $--       $1,269.3   $1,279.6
  Life and Health Companies.................................    590.1     1,164.1    1,221.3

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of First Allmerica Financial Life Insurance Company and the Contractowners of the Separate Account VA-K of First Allmerica Financial Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account VA-K of First Allmerica Financial Life Insurance Company at December 31, 1999, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of First Allmerica Financial Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.


/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
April 3, 2000

                             SEPARATE ACCOUNT VA-K

                     STATEMENTS OF ASSETS AND LIABILITIES

                               December 31, 9999

                                                                                                INVESTMENT
                                                                                  GROWTH       GRADE INCOME      MONEY MARKET
                                                                             ---------------  ---------------  ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust ........................  $  31,666,387    $   7,482,662    $  12,444,661
Investments in shares of Fidelity Variable Insurance Products Funds (VIP) ..              -                -                -
Investment in shares of T. Rowe Price International Series, Inc. ...........              -                -                -
Investment in shares of Delaware Group Premium Fund, Inc ...................              -                -                -
Receivable from First  Allmerica Financial Life Insurance
    Company (Sponsor) ......................................................        188,078                -                -
                                                                             ---------------  ---------------  ---------------
    Total  assets ..........................................................     31,854,465        7,482,662       12,444,661

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
   Company (Sponsor) .......................................................              -                -            3,249
                                                                             ---------------  ---------------  ---------------
    Net assets .............................................................  $  31,854,465    $   7,482,662      $12,441,412
                                                                             ---------------  ---------------  ---------------
                                                                             ---------------  ---------------  ---------------
Net asset distribution by category:
  Variable annuity contracts ...............................................  $  31,854,465    $   7,482,662    $  12,441,412
                                                                             ---------------  ---------------  ---------------
                                                                             ---------------  ---------------  ---------------
Units outstanding, December 31, 1999 .......................................     10,700,441        5,686,038       10,043,976
Net asset value per unit, December 31, 1999 ................................  $    2.976930    $    1.315971    $    1.238694


                                                                                                                    SELECT
                                                                              EQUITY INDEX    GOVERNMENT BOND  AGGRESSIVE GROWTH
                                                                             ---------------  ---------------  -----------------
ASSETS:
Investments in shares of Allmerica Investment Trust ........................  $  37,628,197    $   5,177,193    $    30,195,322
Investments in shares of Fidelity Variable Insurance Products Funds (VIP) ..              -                -                  -
Investment in shares of T. Rowe Price International Series, Inc. ...........              -                -                  -
Investment in shares of Delaware Group Premium Fund, Inc ...................              -                -                  -
Receivable from First  Allmerica Financial Life Insurance
    Company (Sponsor) ......................................................              -                -                  -
                                                                             ---------------  ---------------  -----------------
    Total  assets ..........................................................     37,628,197        5,177,193         30,195,322

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
   Company (Sponsor) .......................................................         75,965                -                  -
                                                                             ---------------  ---------------  -----------------
    Net assets .............................................................  $  37,552,232    $   5,177,193    $    30,195,322
                                                                             ---------------  ---------------  -----------------
                                                                             ---------------  ---------------  -----------------
Net asset distribution by category:
  Variable annuity contracts ...............................................  $  37,552,232    $   5,177,193    $    30,195,322
                                                                             ---------------  ---------------  -----------------
                                                                             ---------------  ---------------  -----------------


Units outstanding, December 31, 1999 .......................................     11,440,299        4,117,854        11,108,225
Net asset value per unit, December 31, 1999 ................................  $    3.282452    $    1.257255    $     2.718285


                                                                                               SELECT GROWTH       SELECT VALUE
                                                                              SELECT GROWTH      AND INCOME        OPPORTUNITY
                                                                             ---------------  ---------------    ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust ........................  $  40,381,292    $  22,998,632      $  14,229,174
Investments in shares of Fidelity Variable Insurance Products Funds (VIP) ..              -                -                  -
Investment in shares of T. Rowe Price International Series, Inc. ...........              -                -                  -
Investment in shares of Delaware Group Premium Fund, Inc ...................              -                -                  -
Receivable from First  Allmerica Financial Life Insurance
    Company (Sponsor) ......................................................              -                -                  -
                                                                             ---------------  ---------------    ---------------
    Total  assets ..........................................................     40,381,292       22,998,632         14,229,174

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
   Company (Sponsor) .......................................................              -           75,512                  -
                                                                             ---------------  ---------------    ---------------
    Net assets .............................................................  $  40,381,292    $  22,923,120      $  14,229,174
                                                                             ---------------  ---------------    ---------------
                                                                             ---------------  ---------------    ---------------
Net asset distribution by category:
  Variable annuity contracts ...............................................  $  40,381,292    $  22,923,120      $  14,229,174
                                                                             ---------------  ---------------  ---------------
                                                                             ---------------  ---------------  ---------------
Units outstanding, December 31, 1999 .......................................     11,455,113        8,957,758          8,309,201
Net asset value per unit, December 31, 1999 ................................  $    3.525176    $    2.559024      $    1.712460


   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                               December 31, 9999

                                                                                    SELECT                               DGPF
                                                                                INTERNATIONAL    SELECT CAPITAL    INTERNATIONAL
                                                                                    EQUITY        APPRECIATION         EQUITY
                                                                             ----------------- ------------------ ----------------
ASSETS:
Investments in shares of Allmerica Investment Trust ........................  $   22,588,494    $   15,467,194     $            -
Investments in shares of Fidelity Variable Insurance Products Funds (VIP) ..               -                 -                  -
Investment in shares of T. Rowe Price International Series, Inc. ...........               -                 -                  -
Investment in shares of Delaware Group Premium Fund, Inc ...................               -                 -          7,844,338
Receivable from First  Allmerica Financial Life Insurance
    Company (Sponsor) ......................................................               -                 -                  -
                                                                             ----------------  ----------------  -----------------
    Total  assets ..........................................................      22,588,494        15,467,194          7,844,338

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
   Company (Sponsor) .......................................................               3                 -                  2
    Net assets .............................................................  $   22,588,491        15,467,194          7,844,336
                                                                             ----------------  -----------------  ----------------
                                                                             ----------------  -----------------  ----------------
Net asset distribution by category:
  Variable annuity contracts ...............................................  $   22,588,491    $   15,467,194     $    7,844,336
                                                                             ----------------  -----------------  ----------------
                                                                             ----------------  -----------------  ----------------


Units outstanding, December 31, 1999 .......................................      10,840,734         6,678,146          4,559,804
Net asset value per unit, December 31, 1999 ................................  $     2.083668    $     2.316091     $ 1.7203236091


                                                                               FIDELITY VIP      FIDELITY VIP        FIDELITY VIP
                                                                                HIGH INCOME      EQUITY-INCOME          GROWTH
                                                                             -----------------  ----------------  ----------------
ASSETS:
Investments in shares of Allmerica Investment Trust ........................  $            -    $            -     $            -
Investments in shares of Fidelity Variable Insurance Products Funds (VIP) ..      23,300,730        41,823,565         60,703,679
Investment in shares of T. Rowe Price International Series, Inc. ...........               -                 -                  -
Investment in shares of Delaware Group Premium Fund, Inc ...................               -                 -                  -
Receivable from First  Allmerica Financial Life Insurance
    Company (Sponsor) ......................................................               -                 -                  -
                                                                             ----------------   ----------------  ----------------
    Total  assets ..........................................................      23,300,730        41,823,565         60,703,679

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
   Company (Sponsor) .......................................................               -                 -                  -
                                                                             ----------------   ----------------  ----------------
    Net assets .............................................................  $   23,300,730    $   41,823,565     $   60,703,679
                                                                             ----------------   ----------------  ----------------
                                                                             ----------------   ----------------  ----------------
Net asset distribution by category:
  Variable annuity contracts ...............................................  $   23,300,730    $   41,823,565     $   60,703,679
                                                                             ----------------   ----------------  ----------------
                                                                             ----------------   ----------------  ----------------


Units outstanding, December 31, 1999 .......................................      15,019,986        17,835,666         16,527,943
Net asset value per unit, December 31, 1999 ................................  $     1.551315     $    2.344940     $     3.672791


                                                                             FIDELITY VIP    FIDELITY VIP II      T. ROWE PRICE
                                                                               OVERSEAS       ASSET MANAGER    INTERNATIONAL STOCK
                                                                            -------------- ------------------ ---------------------
ASSETS:
Investments in shares of Allmerica Investment Trust ........................ $          -   $              -   $                 -
Investments in shares of Fidelity Variable Insurance Products Funds (VIP) ..    9,725,194          8,748,250                    -
Investment in shares of T. Rowe Price International Series, Inc. ...........            -                  -            10,889,577
Investment in shares of Delaware Group Premium Fund, Inc ...................            -                  -                     -
Receivable from First  Allmerica Financial Life Insurance
    Company (Sponsor) ......................................................            -                  -                     -
                                                                            -------------- ------------------ ---------------------
    Total  assets ..........................................................    9,725,194          8,748,250            10,889,577

LIABILITIES:
Payable to First Allmerica Financial Life Insurance
   Company (Sponsor) .......................................................            -                  -                     -
                                                                            -------------- ------------------ ---------------------
    Net assets .............................................................  $ 9,725,194   $      8,748,250   $        10,889,577
                                                                            -------------- ------------------ ---------------------
                                                                            -------------- ------------------ ---------------------
Net asset distribution by category:
  Variable annuity contracts ...............................................  $ 9,725,194   $      8,748,250   $        10,889,577
                                                                            -------------- ------------------ ---------------------
                                                                            -------------- ------------------ ---------------------


Units outstanding, December 31, 1999 .......................................    4,796,337          4,613,840             5,937,367
Net asset value per unit, December 31, 1999 ................................  $  2.027630   $       1.896089   $          1.834075


   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1999


                                                                                   INVESTMENT
                                                                     GROWTH       GRADE INCOME  MONEY MARKET  EQUITY INDEX
                                                                 -------------    ------------  ------------  ------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . .    $   165,095      $  460,500    $  598,236    $  284,297
                                                                 -------------    ------------  ------------  ------------
EXPENSES :
  Mortality and expense risk fees. . . . . . . . . . . . . . .        323,203          91,695       147,935       373,833
  Administrative expense fees. . . . . . . . . . . . . . . . .         52,614          14,927        24,082        60,857
                                                                 -------------    ------------  ------------  ------------
    Total expenses . . . . . . . . . . . . . . . . . . . . . .        375,817         106,622       172,017       434,690
                                                                 -------------    ------------  ------------  ------------

    Net investment income (loss) . . . . . . . . . . . . . . .       (210,722)        353,878       426,219      (150,393)
                                                                 -------------    ------------  ------------  ------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . . . .      2,354,633           5,800             -        45,159
  Net realized gain (loss) from sales of investments . . . . .        314,692         (11,579)            -       294,331
                                                                 -------------    ------------  ------------  ------------
    Net realized gain (loss) . . . . . . . . . . . . . . . . .      2,669,325          (5,779)            -       339,490
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . .      3,944,336        (523,111)            -     5,088,920
                                                                 -------------    ------------  ------------  ------------

     Net realized and unrealized gain (loss) . . . . . . . . .      6,613,661        (528,890)            -     5,428,410
                                                                 -------------    ------------  ------------  ------------
     Net increase (decrease) in net assets from operations . .    $ 6,402,939      $ (175,012)   $  426,219    $5,278,017
                                                                 -------------    ------------  ------------  ------------
                                                                 -------------    ------------  ------------  ------------



                                                                                        SELECT                      SELECT GROWTH
                                                                 GOVERNMENT BOND  AGGRESSIVE GROWTH  SELECT GROWTH    AND INCOME
                                                                 ---------------  -----------------  -------------  -------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . .    $     267,146    $             -    $    15,054    $   214,299
                                                                 ---------------  -----------------  -------------  -------------
EXPENSES :
  Mortality and expense risk fees. . . . . . . . . . . . . . .           57,267            286,970        367,811        240,871
  Administrative expense fees. . . . . . . . . . . . . . . . .            9,322             46,716         59,876         39,211
                                                                 ---------------  -----------------  -------------  -------------
    Total expenses . . . . . . . . . . . . . . . . . . . . . .           66,589            333,686        427,687        280,082
                                                                 ---------------  -----------------  -------------  -------------

    Net investment income (loss) . . . . . . . . . . . . . . .          200,557           (333,686)      (412,633)       (65,783)
                                                                 ---------------  -----------------  -------------  -------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . . . .                -                  -        956,687      1,417,591
  Net realized gain (loss) from sales of investments . . . . .          (25,022)           348,108        242,691        166,282
                                                                 ---------------  -----------------  -------------  -------------
    Net realized gain (loss) . . . . . . . . . . . . . . . . .          (25,022)           348,108      1,199,378      1,583,873
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . .         (219,399)         7,883,902      7,400,373      1,439,837
                                                                 ---------------  -----------------  -------------  -------------

     Net realized and unrealized gain (loss) . . . . . . . . .         (244,421)         8,232,010      8,599,751      3,023,710
                                                                 ---------------  -----------------  -------------  -------------
     Net increase (decrease) in net assets from operations . .    $     (43,864)   $     7,898,324    $ 8,187,118    $ 2,957,927
                                                                 ---------------  -----------------  -------------  -------------
                                                                 ---------------  -----------------  -------------  -------------


                                                                 SELECT VALUE
                                                                  OPPORTUNITY
                                                                 -------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . .    $        77
                                                                 -------------
EXPENSES :
  Mortality and expense risk fees. . . . . . . . . . . . . . .        168,326
  Administrative expense fees. . . . . . . . . . . . . . . . .         27,402
                                                                 -------------
    Total expenses . . . . . . . . . . . . . . . . . . . . . .        195,728
                                                                 -------------

    Net investment income (loss) . . . . . . . . . . . . . . .       (195,651)
                                                                 -------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . . . .        770,979
  Net realized gain (loss) from sales of investments . . . . .        (19,671)
                                                                 -------------
    Net realized gain (loss) . . . . . . . . . . . . . . . . .        751,308
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . .     (1,364,169)
                                                                 -------------

     Net realized and unrealized gain (loss) . . . . . . . . .       (612,861)
                                                                 -------------
     Net increase (decrease) in net assets from operations . .    $  (808,512)
                                                                 -------------
                                                                 -------------



   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                     SELECT                          DGPF
                                                                 INTERNATIONAL  SELECT CAPITAL  INTERNATIONAL  FIDELITY VIP
                                                                     EQUITY      APPRECIATION       EQUITY     HIGH INCOME
                                                                 -------------  --------------  -------------  ------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . .    $         -    $          -    $   136,850    $1,886,309
                                                                 -------------  --------------  -------------  ------------
EXPENSES :
  Mortality and expense risk fees. . . . . . . . . . . . . . .        223,269         155,151         85,251       277,658
  Administrative expense fees. . . . . . . . . . . . . . . . .         36,347          25,257         13,879        45,201
                                                                 -------------  --------------  -------------  ------------
    Total expenses . . . . . . . . . . . . . . . . . . . . . .        259,616         180,408         99,130       322,859
                                                                 -------------  --------------  -------------  ------------

    Net investment income (loss) . . . . . . . . . . . . . . .       (259,616)       (180,408)        37,720     1,563,450
                                                                 -------------  --------------  -------------  ------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . . . .              -          18,801          9,995        70,516
  Net realized gain (loss) from sales of investments . . . . .        233,508          73,953         85,179      (255,991)
                                                                 -------------  --------------  -------------  ------------
    Net realized gain (loss) . . . . . . . . . . . . . . . . .        233,508          92,754         95,174      (185,475)
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . .      5,024,680       2,949,396        776,394       (29,248)
                                                                 -------------  --------------  -------------  ------------

     Net realized and unrealized gain (loss) . . . . . . . . .      5,258,188       3,042,150        871,568      (214,723)
                                                                 -------------  --------------  -------------  ------------
     Net increase (decrease) in net assets from operations . .    $ 4,998,572    $  2,861,742    $   909,288    $1,348,727
                                                                 -------------  --------------  -------------  ------------
                                                                 -------------  --------------  -------------  ------------


                                                                 FIDELITY VIP    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP II
                                                                 EQUITY-INCOME      GROWTH        OVERSEAS     ASSET MANAGER
                                                                 -------------  --------------  ------------  ---------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . .    $   541,437    $     64,545    $   98,590    $     206,350
                                                                 -------------  --------------  ------------  ---------------
EXPENSES :
  Mortality and expense risk fees. . . . . . . . . . . . . . .        500,740         571,004        89,844           89,813
  Administrative expense fees. . . . . . . . . . . . . . . . .         81,516          92,955        14,626           14,621
                                                                 -------------  --------------  ------------  ---------------
    Total expenses . . . . . . . . . . . . . . . . . . . . . .        582,256         663,959       104,470          104,434
                                                                 -------------  --------------  ------------  ---------------

    Net investment income (loss) . . . . . . . . . . . . . . .        (40,819)       (599,414)       (5,880)         101,916
                                                                 -------------  --------------  ------------  ---------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . . . .      1,196,860       4,058,271       159,017          261,376
  Net realized gain (loss) from sales of investments . . . . .        518,090         423,817       166,845           43,434
                                                                 -------------  --------------  ------------  ---------------
    Net realized gain (loss) . . . . . . . . . . . . . . . . .      1,714,950       4,482,088       325,862          304,810
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . .        (29,350)     10,852,568     2,373,555          284,089
                                                                 -------------  --------------  ------------  ---------------

     Net realized and unrealized gain (loss) . . . . . . . . .      1,685,600      15,334,656     2,699,417          588,899
                                                                 -------------  --------------  ------------  ---------------
     Net increase (decrease) in net assets from operations . .    $ 1,644,781    $ 14,735,242    $2,693,537    $     690,815
                                                                 -------------  --------------  ------------  ---------------
                                                                 -------------  --------------  ------------  ---------------


                                                                    T. ROWE PRICE
                                                                 INTERNATIONAL STOCK
                                                                 -------------------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . .    $          39,305
                                                                 -------------------
EXPENSES :
  Mortality and expense risk fees. . . . . . . . . . . . . . .              108,177
  Administrative expense fees. . . . . . . . . . . . . . . . .               17,611
                                                                 -------------------
    Total expenses . . . . . . . . . . . . . . . . . . . . . .              125,788
                                                                 -------------------

    Net investment income (loss) . . . . . . . . . . . . . . .              (86,483)
                                                                 -------------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors. . . . .              123,530
  Net realized gain (loss) from sales of investments . . . . .              127,661
                                                                 -------------------
    Net realized gain (loss) . . . . . . . . . . . . . . . . .              251,191
  Net unrealized gain (loss) . . . . . . . . . . . . . . . . .            2,415,777
                                                                 -------------------

     Net realized and unrealized gain (loss) . . . . . . . . .            2,666,968
                                                                 -------------------
     Net increase (decrease) in net assets from operations . .    $       2,580,485
                                                                 -------------------
                                                                 -------------------

                             SEPARATE ACCOUNT VA-K

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                          INVESTMENT
                                                                           GROWTH                        GRADE INCOME
                                                                   YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                                    1999             1998            1999              1998
                                                              ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
    Net investment income (loss). . . . . . . . . . . . . .    $    (210,722)   $     (60,681)   $     353,878    $     284,315
    Net realized gain (loss). . . . . . . . . . . . . . . .        2,669,325          227,744           (5,779)          22,115
    Net unrealized gain (loss). . . . . . . . . . . . . . .        3,944,336        2,783,753         (523,111)          69,734
                                                              ---------------  ---------------  ---------------  ---------------

    Net increase (decrease)  in net assets from
     operations . . . . . . . . . . . . . . . . . . . . . .        6,402,939        2,950,816         (175,012)         376,164
                                                              ---------------  ---------------  ---------------  ---------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments . . . . . . . . . . . . . . . . . .        1,252,999        1,295,185          359,462          477,719
  Withdrawals . . . . . . . . . . . . . . . . . . . . . . .         (987,135)        (854,008)        (308,427)        (278,536)
  Contract benefits . . . . . . . . . . . . . . . . . . . .         (216,420)        (139,181)             -                  -
  Contract charges. . . . . . . . . . . . . . . . . . . . .           (6,798)          (5,051)            (949)            (805)
  Transfers between sub-accounts (including fixed
   account), net. . . . . . . . . . . . . . . . . . . . . .        2,506,045        3,331,381          653,869        1,501,451
  Other transfers from (to) the General Account . . . . . .        1,358,025          267,895           (3,653)         (45,851)
                                                              ---------------  ---------------  ---------------  ---------------
  Net increase (decrease) in net assets from contract
   transactions . . . . . . . . . . . . . . . . . . . . . .        3,906,716        3,896,221          700,302        1,653,978
                                                              ---------------  ---------------  ---------------  ---------------

  Net increase (decrease) in net assets . . . . . . . . . .       10,309,655        6,847,037          525,290        2,030,142


NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . .       21,544,810       14,697,773        6,957,372        4,927,230
                                                              ---------------  ---------------  ---------------  ---------------
  End of year . . . . . . . . . . . . . . . . . . . . . . .    $  31,854,465    $  21,544,810    $  7,482,662     $   6,957,372
                                                              ---------------  ---------------  ---------------  ---------------
                                                              ---------------  ---------------  ---------------  ---------------


                                                                        MONEY MARKET                        EQUITY INDEX
                                                                   YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,
                                                                   1999               1998              1999              1998
                                                              ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
    Net investment income (loss). . . . . . . . . . . . . .    $     426,219     $     412,863     $    (150,393)    $     (38,931)
    Net realized gain (loss). . . . . . . . . . . . . . . .                -                 -           339,490           783,712
    Net unrealized gain (loss). . . . . . . . . . . . . . .                -                 -         5,088,920         3,420,684
                                                              ---------------   ---------------   ---------------   ---------------

    Net increase (decrease)  in net assets from
     operations . . . . . . . . . . . . . . . . . . . . . .          426,219           412,863         5,278,017         4,165,465
                                                              ---------------   ---------------   ---------------   ---------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments . . . . . . . . . . . . . . . . . .       41,248,758        42,956,520         2,053,314         1,870,086
  Withdrawals . . . . . . . . . . . . . . . . . . . . . . .         (663,576)       (1,527,192)       (1,285,807)       (1,165,798)
  Contract benefits . . . . . . . . . . . . . . . . . . . .         (163,706)           (7,305)         (317,893)         (196,777)
  Contract charges. . . . . . . . . . . . . . . . . . . . .           (2,910)           (2,579)           (6,761)           (4,591)
  Transfers between sub-accounts (including fixed
   account), net. . . . . . . . . . . . . . . . . . . . . .      (38,919,763)      (43,621,528)        6,865,573         5,748,639
  Other transfers from (to) the General Account . . . . . .          141,135         2,251,241         1,513,207           548,442
                                                              ---------------   ---------------   ---------------   ---------------
  Net increase (decrease) in net assets from contract
   transactions . . . . . . . . . . . . . . . . . . . . . .        1,639,938            49,157         8,821,633         6,800,001
                                                              ---------------   ---------------   ---------------   ---------------

  Net increase (decrease) in net assets . . . . . . . . . .        2,066,157           462,020        14,099,650        10,965,466


NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . .       10,375,255         9,913,235        23,452,582        12,487,116
                                                              ---------------   ---------------   ---------------   ---------------
  End of year . . . . . . . . . . . . . . . . . . . . . . .    $  12,441,412     $  10,375,255     $  37,552,232     $  23,452,582
                                                              ---------------   ---------------   ---------------   ---------------
                                                              ---------------   ---------------   ---------------   ---------------


                                                                       GOVERNMENT BOND
                                                                   YEAR ENDED DECEMBER 31,
                                                                    1999             1998
                                                              ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
    Net investment income (loss). . . . . . . . . . . . . .    $     200,557     $     114,541
    Net realized gain (loss). . . . . . . . . . . . . . . .          (25,022)           18,037
    Net unrealized gain (loss). . . . . . . . . . . . . . .         (219,399)           22,198
                                                              ---------------   ---------------

    Net increase (decrease)  in net assets from
     operations . . . . . . . . . . . . . . . . . . . . . .          (43,864)          154,776
                                                              ---------------   ---------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments . . . . . . . . . . . . . . . . . .          377,457           341,848
  Withdrawals . . . . . . . . . . . . . . . . . . . . . . .         (121,601)         (183,152)
  Contract benefits . . . . . . . . . . . . . . . . . . . .           (2,353)             (230)
  Contract charges. . . . . . . . . . . . . . . . . . . . .             (695)             (486)
  Transfers between sub-accounts (including fixed
   account), net. . . . . . . . . . . . . . . . . . . . . .        1,653,622           946,095
  Other transfers from (to) the General Account . . . . . .             (999)           24,821
                                                              ---------------   ---------------
  Net increase (decrease) in net assets from contract
   transactions . . . . . . . . . . . . . . . . . . . . . .        1,905,431         1,128,896
                                                              ---------------   ---------------

  Net increase (decrease) in net assets . . . . . . . . . .        1,861,567         1,283,672


NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . .        3,315,626         2,031,954
                                                              ---------------   ---------------
  End of year . . . . . . . . . . . . . . . . . . . . . . .    $   5,177,193     $   3,315,626
                                                              ---------------   ---------------
                                                              ---------------   ---------------


   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                                                                             SELECT
                                                                        AGGRESSIVE GROWTH                    SELECT GROWTH
                                                                     YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,
                                                                     1999              1998              1999              1998
                                                               ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
    Net investment income (loss). . . . . . . . . . . . . .     $    (333,686)    $    (248,987)    $    (412,633)    $    (223,375)
    Net realized gain (loss). . . . . . . . . . . . . . . .           348,108           120,729         1,199,378           343,553
    Net unrealized gain (loss). . . . . . . . . . . . . . .         7,883,902         1,626,872         7,400,373         4,813,123
                                                               ---------------   ---------------   ---------------   ---------------

    Net increase (decrease)  in net assets from
     operations . . . . . . . . . . . . . . . . . . . . . .         7,898,324         1,498,614         8,187,118         4,933,301
                                                               ---------------   ---------------   ---------------   ---------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments . . . . . . . . . . . . . . . . . .         1,341,167         1,667,973         2,185,824         1,762,877
  Withdrawals . . . . . . . . . . . . . . . . . . . . . . .        (1,018,716)       (1,107,960)       (1,027,454)       (1,154,143)
  Contract benefits . . . . . . . . . . . . . . . . . . . .          (157,606)           (5,407)          (66,619)          (46,068)
  Contract charges. . . . . . . . . . . . . . . . . . . . .            (7,973)           (6,478)           (9,601)           (5,919)
  Transfers between sub-accounts (including fixed
   account), net. . . . . . . . . . . . . . . . . . . . . .         1,002,025         3,440,969         6,544,402         5,348,619
  Other transfers from (to) the General Account . . . . . .           684,379           461,145         1,449,947           743,351
                                                               ---------------   ---------------   ---------------   ---------------
  Net increase (decrease) in net assets from contract
   transactions . . . . . . . . . . . . . . . . . . . . . .         1,843,276         4,450,242         9,076,499         6,648,717
                                                               ---------------   ---------------   ---------------   ---------------

  Net increase (decrease) in net assets . . . . . . . . . .         9,741,600         5,948,856        17,263,617        11,582,018


NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . .        20,453,722        14,504,866        23,117,675        11,535,657
                                                               ---------------   ---------------   ---------------   ---------------
  End of year . . . . . . . . . . . . . . . . . . . . . . .     $  30,195,322     $  20,453,722     $  40,381,292     $  23,117,675
                                                               ---------------   ---------------   ---------------   ---------------
                                                               ---------------   ---------------   ---------------   ---------------


                                                                        SELECT GROWTH                        SELECT VALUE
                                                                          AND INCOME                          OPPORTUNITY
                                                                     YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,
                                                                      1999              1998              1999              1998
                                                                ---------------   ---------------   ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
    Net investment income (loss). . . . . . . . . . . . . .     $     (65,783)    $     (24,404)    $    (195,651)    $     (54,898)
    Net realized gain (loss). . . . . . . . . . . . . . . .         1,583,873           185,469           751,308            67,905
    Net unrealized gain (loss). . . . . . . . . . . . . . .         1,439,837         1,752,366        (1,364,169)          319,879
                                                               ---------------   ---------------   ---------------   ---------------

    Net increase (decrease)  in net assets from
     operations . . . . . . . . . . . . . . . . . . . . . .         2,957,927         1,913,431          (808,512)          332,886
                                                               ---------------   ---------------   ---------------   ---------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments . . . . . . . . . . . . . . . . . .           887,196           916,420           807,164         1,013,793
  Withdrawals . . . . . . . . . . . . . . . . . . . . . . .          (698,848)         (709,978)         (578,815)         (592,743)
  Contract benefits . . . . . . . . . . . . . . . . . . . .          (239,854)         (158,824)          (70,078)           (6,487)
  Contract charges. . . . . . . . . . . . . . . . . . . . .            (4,329)           (3,598)           (4,406)           (3,938)
  Transfers between sub-accounts (including fixed
   account), net. . . . . . . . . . . . . . . . . . . . . .         2,882,328         2,191,454           853,303         2,413,513
  Other transfers from (to) the General Account . . . . . .           653,591           641,774           823,362           408,183
                                                               ---------------   ---------------   ---------------   ---------------
  Net increase (decrease) in net assets from contract
   transactions . . . . . . . . . . . . . . . . . . . . . .         3,480,084         2,877,248         1,830,530         3,232,321
                                                               ---------------   ---------------   ---------------   ---------------

  Net increase (decrease) in net assets . . . . . . . . . .         6,438,011         4,790,679         1,022,018         3,565,207


NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . .        16,485,109        11,694,430        13,207,156         9,641,949
                                                               ---------------   ---------------   ---------------   ---------------
  End of year . . . . . . . . . . . . . . . . . . . . . . .     $  22,923,120     $  16,485,109     $  14,229,174     $  13,207,156
                                                               ---------------   ---------------   ---------------   ---------------
                                                               ---------------   ---------------   ---------------   ---------------


   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                                                                      SELECT INTERNATIONAL                  SELECT CAPITAL
                                                                             EQUITY                          APPRECIATION
                                                                     YEAR ENDED DECEMBER 31,            YEAR ENDED DECEMBER 31,
                                                                     1999              1998              1999             1998
                                                               ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
    Net investment income (loss). . . . . . . . . . . . . .     $    (259,616)    $      (1,682)    $    (180,408)    $    (134,524)
    Net realized gain (loss). . . . . . . . . . . . . . . .           233,508            92,023            92,754         1,842,555
    Net unrealized gain (loss). . . . . . . . . . . . . . .         5,024,680         1,717,818         2,949,396          (486,273)
                                                               ---------------   ---------------   ---------------   ---------------

    Net increase (decrease)  in net assets from
     operations . . . . . . . . . . . . . . . . . . . . . .         4,998,572         1,808,159         2,861,742         1,221,758
                                                               ---------------   ---------------   ---------------   ---------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments . . . . . . . . . . . . . . . . . .           938,996           911,710           806,871           977,644
  Withdrawals . . . . . . . . . . . . . . . . . . . . . . .          (598,035)         (543,238)         (408,501)         (481,265)
  Contract benefits . . . . . . . . . . . . . . . . . . . .          (103,902)          (35,297)          (73,268)           (6,055)
  Contract charges. . . . . . . . . . . . . . . . . . . . .            (4,551)           (4,110)           (3,766)           (3,180)
  Transfers between sub-accounts (including fixed
   account), net. . . . . . . . . . . . . . . . . . . . . .         1,043,370         1,774,816           844,374           676,351
  Other transfers from (to) the General Account . . . . . .           722,884           388,199           291,915            83,210
                                                               ---------------   ---------------   ---------------   ---------------
  Net increase (decrease) in net assets from contract
   transactions . . . . . . . . . . . . . . . . . . . . . .         1,998,762         2,492,080         1,457,625         1,246,705
                                                               ---------------   ---------------   ---------------   ---------------

  Net increase (decrease) in net assets . . . . . . . . . .         6,997,334         4,300,239         4,319,367         2,468,463


NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . .        15,591,157        11,290,918        11,147,827         8,679,364
                                                               ---------------   ---------------   ---------------   ---------------
  End of year . . . . . . . . . . . . . . . . . . . . . . .     $  22,588,491     $  15,591,157     $  15,467,194     $  11,147,827
                                                               ---------------   ---------------   ---------------   ---------------
                                                               ---------------   ---------------   ---------------   ---------------


                                                                              DGPF                           FIDELITY VIP
                                                                      INTERNATIONAL EQUITY                   HIGH INCOME
                                                                     YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,
                                                                     1999              1998              1999              1998
                                                               ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
    Net investment income (loss). . . . . . . . . . . . . .     $      37,720     $      97,218     $   1,563,450     $     834,606
    Net realized gain (loss). . . . . . . . . . . . . . . .            95,174            37,951          (185,475)          658,212
    Net unrealized gain (loss). . . . . . . . . . . . . . .           776,394           277,546           (29,248)       (2,709,154)
                                                               ---------------   ---------------   ---------------   ---------------

    Net increase (decrease)  in net assets from
     operations . . . . . . . . . . . . . . . . . . . . . .           909,288           412,715         1,348,727        (1,216,336)
                                                               ---------------   ---------------   ---------------   ---------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments . . . . . . . . . . . . . . . . . .           367,188           450,397         1,076,323         2,062,177
  Withdrawals . . . . . . . . . . . . . . . . . . . . . . .          (323,376)         (251,355)       (1,108,186)         (987,162)
  Contract benefits . . . . . . . . . . . . . . . . . . . .           (75,382)                -           (80,940)         (107,858)
  Contract charges. . . . . . . . . . . . . . . . . . . . .            (2,042)           (1,772)           (4,678)           (4,164)
  Transfers between sub-accounts (including fixed
   account), net. . . . . . . . . . . . . . . . . . . . . .           460,977         1,017,275           924,886         5,202,627
  Other transfers from (to) the General Account . . . . . .           252,896            99,261           472,556           607,069
                                                               ---------------   ---------------   ---------------   ---------------
  Net increase (decrease) in net assets from contract
   transactions . . . . . . . . . . . . . . . . . . . . . .           680,261         1,313,806         1,279,961         6,772,689
                                                               ---------------   ---------------   ---------------   ---------------

  Net increase (decrease) in net assets . . . . . . . . . .         1,589,549         1,726,521         2,628,688         5,556,353


NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . .         6,254,787         4,528,266        20,672,042        15,115,689
                                                               ---------------   ---------------   ---------------   ---------------
  End of year . . . . . . . . . . . . . . . . . . . . . . .     $   7,844,336     $   6,254,787     $  23,300,730     $  20,672,042
                                                               ---------------   ---------------   ---------------   ---------------
                                                               ---------------   ---------------   ---------------   ---------------


   The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                                                                          FIDELITY VIP                       FIDELITY VIP
                                                                         EQUITY-INCOME                          GROWTH
                                                                     YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,
                                                                     1999              1998              1999              1998
                                                               ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
    Net investment income (loss). . . . . . . . . . . . . .     $     (40,819)    $     (71,964)    $    (599,414)    $    (282,421)
    Net realized gain (loss). . . . . . . . . . . . . . . .         1,714,950         1,679,271         4,482,088         3,404,903
    Net unrealized gain (loss). . . . . . . . . . . . . . .           (29,350)        1,360,035        10,852,568         6,094,613
                                                               ---------------   ---------------   ---------------   ---------------

    Net increase (decrease)  in net assets from
     operations . . . . . . . . . . . . . . . . . . . . . .         1,644,781         2,967,342        14,735,242         9,217,095
                                                               ---------------   ---------------   ---------------   ---------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments . . . . . . . . . . . . . . . . . .         2,283,854         2,398,189         3,005,646         2,265,258
  Withdrawals . . . . . . . . . . . . . . . . . . . . . . .        (1,561,021)       (1,518,197)       (1,926,189)       (1,842,522)
  Contract benefits . . . . . . . . . . . . . . . . . . . .          (372,120)         (137,044)         (334,648)         (153,105)
  Contract charges. . . . . . . . . . . . . . . . . . . . .           (11,244)          (10,250)          (13,812)          (11,095)
  Transfers between sub-accounts (including fixed
   account), net. . . . . . . . . . . . . . . . . . . . . .         2,505,465         5,061,840         8,245,102         2,328,047
  Other transfers from (to) the General Account . . . . . .         1,280,927           935,806         1,647,348           713,595
                                                               ---------------   ---------------   ---------------   ---------------
  Net increase (decrease) in net assets from contract
   transactions . . . . . . . . . . . . . . . . . . . . . .         4,125,861         6,730,344        10,623,447         3,300,178
                                                               ---------------   ---------------   ---------------   ---------------

  Net increase (decrease) in net assets . . . . . . . . . .         5,770,642         9,697,686        25,358,689        12,517,273


NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . .        36,052,923        26,355,237        35,344,990        22,827,717
                                                               ---------------   ---------------   ---------------   ---------------
  End of year . . . . . . . . . . . . . . . . . . . . . . .     $  41,823,565     $  36,052,923     $  60,703,679     $  35,344,990
                                                               ---------------   ---------------   ---------------   ---------------
                                                               ---------------   ---------------   ---------------   ---------------


                                                                         FIDELITY VIP                      FIDELITY VIP II
                                                                           OVERSEAS                          ASSET MANAGER
                                                                     YEAR ENDED DECEMBER 31,            YEAR ENDED DECEMBER 31,
                                                                     1999              1998             1999               1998
                                                               ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
    Net investment income (loss). . . . . . . . . . . . . .     $      (5,880)    $      11,939     $     101,916     $      75,632
    Net realized gain (loss). . . . . . . . . . . . . . . .           325,862           318,370           304,810           515,185
    Net unrealized gain (loss). . . . . . . . . . . . . . .         2,373,555           200,255           284,089            92,247
                                                               ---------------   ---------------   ---------------   ---------------

    Net increase (decrease)  in net assets from
     operations . . . . . . . . . . . . . . . . . . . . . .         2,693,537           530,564           690,815           683,064
                                                               ---------------   ---------------   ---------------   ---------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments . . . . . . . . . . . . . . . . . .           414,849           436,787           537,213           447,933
  Withdrawals . . . . . . . . . . . . . . . . . . . . . . .          (327,147)         (334,149)         (414,012)         (551,001)
  Contract benefits . . . . . . . . . . . . . . . . . . . .           (25,172)          (27,009)          (32,731)          (68,728)
  Contract charges. . . . . . . . . . . . . . . . . . . . .            (2,345)           (2,070)           (1,840)           (1,417)
  Transfers between sub-accounts (including fixed
   account), net. . . . . . . . . . . . . . . . . . . . . .           528,915           833,047         1,419,160           701,410
  Other transfers from (to) the General Account . . . . . .           156,409           175,177           464,372           102,018
                                                               ---------------   ---------------   ---------------   ---------------
  Net increase (decrease) in net assets from contract
   transactions . . . . . . . . . . . . . . . . . . . . . .           745,509         1,081,783         1,972,162           630,215
                                                               ---------------   ---------------   ---------------   ---------------

  Net increase (decrease) in net assets . . . . . . . . . .         3,439,046         1,612,347         2,662,977         1,313,279


NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . .         6,286,148         4,673,801         6,085,273         4,771,994
                                                               ---------------   ---------------   ---------------   ---------------
  End of year . . . . . . . . . . . . . . . . . . . . . . .     $   9,725,194     $   6,286,148     $   8,748,250     $   6,085,273
                                                               ---------------   ---------------   ---------------   ---------------
                                                               ---------------   ---------------   ---------------   ---------------


                                                                         T. ROWE PRICE
                                                                      INTERNATIONAL STOCK
                                                                    YEAR ENDED DECEMBER 31,
                                                                     1999             1998
                                                               ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
    Net investment income (loss). . . . . . . . . . . . . .     $     (86,483)    $      (6,236)
    Net realized gain (loss). . . . . . . . . . . . . . . .           251,191            75,474
    Net unrealized gain (loss). . . . . . . . . . . . . . .         2,415,777           794,299
                                                               ---------------   ---------------

    Net increase (decrease)  in net assets from
     operations . . . . . . . . . . . . . . . . . . . . . .         2,580,485           863,537
                                                               ---------------   ---------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments . . . . . . . . . . . . . . . . . .           425,683           476,174
  Withdrawals . . . . . . . . . . . . . . . . . . . . . . .          (207,845)         (231,411)
  Contract benefits . . . . . . . . . . . . . . . . . . . .          (102,701)          (13,764)
  Contract charges. . . . . . . . . . . . . . . . . . . . .            (2,157)           (1,792)
  Transfers between sub-accounts (including fixed
   account), net. . . . . . . . . . . . . . . . . . . . . .           (13,653)        1,103,994
  Other transfers from (to) the General Account . . . . . .           294,802           174,146
                                                               ---------------   ---------------
  Net increase (decrease) in net assets from contract
   transactions . . . . . . . . . . . . . . . . . . . . . .           394,129         1,507,347
                                                               ---------------   ---------------

  Net increase (decrease) in net assets . . . . . . . . . .         2,974,614         2,370,884


NET ASSETS:
  Beginning of year . . . . . . . . . . . . . . . . . . . .         7,914,963         5,544,079
                                                               ---------------   ---------------
  End of year . . . . . . . . . . . . . . . . . . . . . . .     $  10,889,577     $   7,914,963
                                                               ---------------   ---------------
                                                               ---------------   ---------------


   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT VA-K

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

    Separate Account VA-K, which funds the Allmerica Advantage, ExecAnnuity Plus and Allmerica Immediate Advantage variable annuity contracts, in addition to other contracts (the Delaware Medallion variable annuity contracts), is a separate investment account of First Allmerica Financial Life Insurance Company (the Company). The Company is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Separate Account VA-K was established on April 1, 1994 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity contracts issued by the Company. Under applicable insurance law, the assets and liabilities of Separate Account VA-K are clearly identified and distinguished from the other assets and liabilities of the Company. Separate Account VA-K cannot be charged with liabilities arising out of any other business of the Company.

    Separate Account VA-K is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Separate Account VA-K currently offers eighteen Sub-Accounts under the Allmerica Advantage and ExecAnnuity Plus variable annuity contracts and twenty Sub-Accounts under the Allmerica Immediate Advantage variable annuity contracts. Each Sub-Account invests exclusively in a corresponding investment portfolio of Allmerica Investment Trust (the Trust) managed by Allmerica Financial Investment Management Services, Inc. (AFIMS), an indirect wholly-owned subsidiary of the Company; or of the Variable Insurance Products Fund (Fidelity VIP) or the Variable Insurance Products Fund II (Fidelity VIP II) managed by Fidelity Management & Research Company (FMR); or of the Delaware Group Premium Fund
(DGPF) managed by Delaware International Advisers Ltd.; or of the T. Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc. The Trust, Fidelity VIP, Fidelity VIP II, DGPF, and T. Rowe Price (the Funds) are open-end, management investment companies registered under the 1940 Act.

    Effective May 1, 2000, AIT Investment Grade Income Fund will be renamed Select Investment Grade Income Fund and AIT Growth Fund will be renamed Core Equity Fund.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

    INVESTMENTS - Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

    FEDERAL INCOME TAXES - The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return. The Company anticipates no tax liability resulting from the operations of Separate Account VA-K. Therefore, no provision for income taxes has been charged against Separate Account VA-K.

                              SEPARATE ACCOUNT VA-K

NOTE 3 - INVESTMENTS

    The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Funds at December 31, 1999 were as follows:

                                                                  PORTFOLIO INFORMATION
                                                      ---------------------------------------------
                                                                                         NET ASSET
                                                         NUMBER OF        AGGREGATE        VALUE
              INVESTMENT PORTFOLIO                        SHARES            COST         PER SHARE
              --------------------                    --------------   --------------   -----------
  Growth  . . . . . . . . . . . . . . . . . . . . . .     9,563,995     $ 24,918,919       $ 3.311
  Investment Grade Income . . . . . . . . . . . . . .     7,119,564        7,820,753         1.051
  Money Market  . . . . . . . . . . . . . . . . . . .    12,444,661       12,444,661         1.000
  Equity Index. . . . . . . . . . . . . . . . . . . .     9,268,029       27,182,985         4.060
  Government Bond . . . . . . . . . . . . . . . . . .     5,120,863        5,367,144         1.011
  Select Aggressive Growth  . . . . . . . . . . . . .     8,852,337       18,974,244         3.411
  Select Growth . . . . . . . . . . . . . . . . . . .    13,244,110       26,686,731         3.049
  Select Growth and Income. . . . . . . . . . . . . .    11,897,895       18,647,029         1.933
  Select Value Opportunity. . . . . . . . . . . . . .     9,355,144       14,597,670         1.521
  Select International Equity . . . . . . . . . . . .    11,121,858       15,206,169         2.031
  Select Capital Appreciation . . . . . . . . . . . .     7,533,947       11,724,744         2.053
  DGPF International Equity . . . . . . . . . . . . .       421,059        6,393,416        18.630
  Fidelity VIP High Income  . . . . . . . . . . . . .     2,060,188       24,328,238        11.310
  Fidelity VIP Equity-Income  . . . . . . . . . . . .     1,626,743       35,043,958        25.710
  Fidelity VIP Growth . . . . . . . . . . . . . . . .     1,105,110       38,840,482        54.930
  Fidelity VIP Overseas . . . . . . . . . . . . . . .       354,417        6,671,145        27.440
  Fidelity VIP II Asset Manager . . . . . . . . . . .       468,573        7,634,435        18.670
  T. Rowe Price International Stock . . . . . . . . .       571,932        7,547,860        19.040

NOTE 4 - RELATED PARTY TRANSACTIONS

    The Company makes a charge of 1.25% per annum to Allmerica Advantage, ExecAnnuity Plus and to Allmerica Immediate Advantage based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account of Allmerica Advantage, ExecAnnuity Plus and Allmerica Immediate Advantage 0.20% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account and are paid to the Company on a daily basis.

    For contracts issued on Form A3018-94 (ExecAnnuity Plus), a contract fee is deducted on the contract anniversary and upon full surrender of the contract when the accumulated value is $50,000 or less. The fee is the lesser of $30 or 3% of the accumulated value on the contract anniversary or full surrender date. For contracts issued on Form A3025-96 (Allmerica Advantage), a contract fee of $30 is deducted on the contract anniversary and upon full surrender when the accumulated value is less than $50,000. The fee is currently waived for all contracts (ExecAnnuity Plus and Allmerica Advantage) issued to and maintained by the trustee of a 401(k) plan.

    Allmerica Investments, Inc., (Allmerica Investments), an indirect wholly-owned subsidiary of the Company, is principal underwriter and general distributor of Separate Account VA-K, and does not receive any compensation for sales of the contracts. Commissions are paid to registered representatives of Allmerica Investments by the Company. Allmerica Advantage and ExecAnnuity Plus contracts have a contingent deferred sales charge and no deduction is made for sales charges at the time of the sale.

                              SEPARATE ACCOUNT VA-K

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

    Transactions from contractowners and sponsor were as follows:

                                                                              YEAR ENDED DECEMBER 31,
                                                                      1999                               1998
                                                      -----------------------------------   ---------------------------------
                                                            UNITS             AMOUNT            UNITS             AMOUNT
                                                      ----------------   ----------------   -------------    ----------------
Growth
  Issuance of Units . . . . . . . . . . . . . . .           2,838,227     $    7,105,831       3,196,609      $    6,772,868
  Redemption of Units . . . . . . . . . . . . . .          (1,362,213)        (3,199,115)     (1,373,701)         (2,876,647)
                                                      ----------------   ----------------   -------------    ----------------
    Net increase (decrease) . . . . . . . . . . .           1,476,014     $    3,906,716       1,822,908      $    3,896,221
                                                      ----------------   ----------------   -------------    ----------------
                                                      ----------------   ----------------   -------------    ----------------

Investment Grade Income
  Issuance of Units . . . . . . . . . . . . . . .           1,668,246     $    2,226,512       2,044,414      $    2,696,090
  Redemption of Units . . . . . . . . . . . . . .          (1,141,863)        (1,526,210)       (773,878)         (1,042,112)
                                                      ----------------   ----------------   -------------    ----------------
    Net increase (decrease) . . . . . . . . . . .             526,383     $      700,302       1,270,536      $    1,653,978
                                                      ----------------   ----------------   -------------    ----------------
                                                      ----------------   ----------------   -------------    ----------------

Money Market
  Issuance of Units . . . . . . . . . . . . . . .          45,985,028     $   50,757,480      48,203,810      $   54,962,039
  Redemption of Units . . . . . . . . . . . . . .         (44,623,695)       (49,117,542)    (48,148,881)        (54,912,882)
                                                      ----------------   ----------------   -------------    ----------------
    Net increase (decrease) . . . . . . . . . . .           1,361,333     $    1,639,938          54,929      $       49,157
                                                      ----------------   ----------------   -------------    ----------------
                                                      ----------------   ----------------   -------------    ----------------

Equity Index
  Issuance of Units . . . . . . . . . . . . . . .           4,377,991     $   12,478,466       4,063,578      $    9,923,583
  Redemption of Units . . . . . . . . . . . . . .          (1,416,195)        (3,656,833)     (1,295,473)         (3,123,582)
                                                      ----------------   ----------------   -------------    ----------------
    Net increase (decrease) . . . . . . . . . . .           2,961,796     $    8,821,633       2,768,105      $    6,800,001
                                                      ----------------   ----------------   -------------    ----------------
                                                      ----------------   ----------------   -------------    ----------------

Government Bond
  Issuance of Units . . . . . . . . . . . . . . .           3,481,100     $    4,068,069       2,440,242      $    3,015,884
  Redemption of Units . . . . . . . . . . . . . .          (1,968,201)        (2,162,638)     (1,529,683)         (1,886,988)
                                                      ----------------   ----------------   -------------    ----------------
    Net increase (decrease) . . . . . . . . . . .           1,512,899     $    1,905,431         910,559      $    1,128,896
                                                      ----------------   ----------------   -------------    ----------------
                                                      ----------------   ----------------   -------------    ----------------

Select Aggressive Growth
  Issuance of Units . . . . . . . . . . . . . . .           2,754,461     $    5,755,614       3,742,763      $    7,274,206
  Redemption of Units . . . . . . . . . . . . . .          (1,928,576)        (3,912,338)     (1,407,342)         (2,823,964)
                                                      ----------------   ----------------   -------------    ----------------
    Net increase (decrease) . . . . . . . . . . .             825,885     $    1,843,276       2,335,421      $    4,450,242
                                                      ----------------   ----------------   -------------    ----------------
                                                      ----------------   ----------------   -------------    ----------------

Select Growth
  Issuance of Units . . . . . . . . . . . . . . .           4,449,518     $   12,858,990       4,160,290      $    9,729,097
  Redemption of Units . . . . . . . . . . . . . .          (1,383,502)        (3,782,491)     (1,360,001)         (3,080,380)
                                                      ----------------   ----------------   -------------    ----------------
    Net increase (decrease) . . . . . . . . . . .           3,066,016     $    9,076,499       2,800,289      $    6,648,717
                                                      ----------------   ----------------   -------------    ----------------
                                                      ----------------   ----------------   -------------    ----------------

Select Growth and Income
  Issuance of Units . . . . . . . . . . . . . . .           2,419,585     $    5,776,930       2,568,312      $    4,993,792
  Redemption of Units . . . . . . . . . . . . . .            (980,376)        (2,296,846)     (1,170,883)         (2,116,544)
                                                      ----------------   ----------------   -------------    ----------------
    Net increase (decrease) . . . . . . . . . . .           1,439,209     $    3,480,084       1,397,429      $    2,877,248
                                                      ----------------   ----------------   -------------    ----------------
                                                      ----------------   ----------------   -------------    ----------------

Select Value Opportunity
  Issuance of Units . . . . . . . . . . . . . . .           2,585,542     $    4,303,678       2,771,415      $    5,006,786
  Redemption of Units . . . . . . . . . . . . . .          (1,519,807)        (2,473,148)       (994,406)         (1,774,465)
                                                      ----------------   ----------------   -------------    ----------------
    Net increase (decrease) . . . . . . . . . . .           1,065,735     $    1,830,530       1,777,009      $    3,232,321
                                                      ----------------   ----------------   -------------    ----------------
                                                      ----------------   ----------------   -------------    ----------------


                                     SA-11

                              SEPARATE ACCOUNT VA-K

                     NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                              YEAR ENDED DECEMBER 31,
                                                                      1999                               1998
                                                      -----------------------------------   ---------------------------------
                                                            UNITS             AMOUNT            UNITS             AMOUNT
                                                      ----------------   ----------------   -------------    ----------------
Select International Equity
  Issuance of Units . . . . . . . . . . . . . . .           2,901,922     $    4,637,861       2,894,703      $    4,527,204
  Redemption of Units . . . . . . . . . . . . . .          (1,774,034)        (2,639,099)     (1,258,209)         (2,035,124)
                                                      ----------------   ----------------   -------------    ----------------
    Net increase (decrease) . . . . . . . . . . .           1,127,888     $    1,998,762       1,636,494      $    2,492,080
                                                      ----------------   ----------------   -------------    ----------------
                                                      ----------------   ----------------   -------------    ----------------

Select Capital Appreciation
  Issuance of Units . . . . . . . . . . . . . . .           1,668,178     $    3,161,299       1,891,659      $    3,122,674
  Redemption of Units . . . . . . . . . . . . . .            (936,701)        (1,703,674)     (1,142,204)         (1,875,969)
                                                      ----------------   ----------------   -------------    ----------------
    Net increase (decrease) . . . . . . . . . . .             731,477     $    1,457,625         749,455      $    1,246,705
                                                      ----------------   ----------------   -------------    ----------------
                                                      ----------------   ----------------   -------------    ----------------

DGPF International Equity
  Issuance of Units . . . . . . . . . . . . . . .           1,442,035     $    1,822,469       1,486,205      $    2,175,924
  Redemption of Units . . . . . . . . . . . . . .          (1,030,011)        (1,142,208)       (604,270)           (862,118)
                                                      ----------------   ----------------   -------------    ----------------
    Net increase (decrease) . . . . . . . . . . .             412,024     $      680,261         881,935      $    1,313,806
                                                      ----------------   ----------------   -------------    ----------------
                                                      ----------------   ----------------   -------------    ----------------

Fidelity VIP High Income
  Issuance of Units . . . . . . . . . . . . . . .           5,073,951     $    7,695,969       6,929,705      $   10,678,702
  Redemption of Units . . . . . . . . . . . . . .          (4,257,220)        (6,416,008)     (2,520,698)         (3,906,013)
                                                      ----------------   ----------------   -------------    ----------------
    Net increase (decrease) . . . . . . . . . . .             816,731     $    1,279,961       4,409,007      $    6,772,689
                                                      ----------------   ----------------   -------------    ----------------
                                                      ----------------   ----------------   -------------    ----------------

Fidelity VIP Equity-Income
  Issuance of Units . . . . . . . . . . . . . . .           4,637,345     $   10,608,146       5,589,831      $   11,872,225
  Redemption of Units . . . . . . . . . . . . . .          (2,912,701)        (6,482,285)     (2,438,089)         (5,141,881)
                                                      ----------------   ----------------   -------------    ----------------
    Net increase (decrease) . . . . . . . . . . .           1,724,644     $    4,125,861       3,151,742      $    6,730,344
                                                      ----------------   ----------------   -------------    ----------------
                                                      ----------------   ----------------   -------------    ----------------

Fidelity VIP Growth
  Issuance of Units . . . . . . . . . . . . . . .           5,332,578     $   16,144,378       3,232,147      $    7,273,604
  Redemption of Units . . . . . . . . . . . . . .          (1,839,285)        (5,520,931)     (1,772,972)         (3,973,426)
                                                      ----------------   ----------------   -------------    ----------------
    Net increase (decrease) . . . . . . . . . . .           3,493,293     $   10,623,447       1,459,175      $    3,300,178
                                                      ----------------   ----------------   -------------    ----------------
                                                      ----------------   ----------------   -------------    ----------------

Fidelity VIP Overseas
  Issuance of Units . . . . . . . . . . . . . . .           1,511,089     $    2,442,012       1,414,651      $    1,993,759
  Redemption of Units . . . . . . . . . . . . . .          (1,072,506)        (1,696,503)       (657,938)           (911,976)
                                                      ----------------   ----------------   -------------    ----------------
    Net increase (decrease) . . . . . . . . . . .             438,583     $      745,509         756,713      $    1,081,783
                                                      ----------------   ----------------   -------------    ----------------
                                                      ----------------   ----------------   -------------    ----------------

Fidelity VIP II Asset Manager
  Issuance of Units . . . . . . . . . . . . . . .           1,723,766     $    2,984,705       1,093,306      $    1,742,931
  Redemption of Units . . . . . . . . . . . . . .            (623,602)        (1,012,543)       (704,485)         (1,112,716)
                                                      ----------------   ----------------   -------------    ----------------
    Net increase (decrease) . . . . . . . . . . .           1,100,164     $    1,972,162         388,821      $      630,215
                                                      ----------------   ----------------   -------------    ----------------
                                                      ----------------   ----------------   -------------    ----------------

T. Rowe Price International Stock
  Issuance of Units . . . . . . . . . . . . . . .           1,268,569     $    1,791,489       1,891,293      $    2,454,236
  Redemption of Units . . . . . . . . . . . . . .          (1,001,312)        (1,397,360)       (756,997)           (946,889)
                                                      ----------------   ----------------   -------------    ----------------
    Net increase (decrease) . . . . . . . . . . .             267,257     $      394,129       1,134,296      $    1,507,347
                                                      ----------------   ----------------   -------------    ----------------
                                                      ----------------   ----------------   -------------    ----------------

                              SEPARATE ACCOUNT VA-K

NOTE 6 - DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

    The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Separate Account VA-K satisfies the current requirements of the regulations, and it intends that Separate Account VA-K will continue to meet such requirements.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

    Cost of purchases and proceeds from sales of shares of the Funds by Separate Account VA-K during the year ended December 31, 1999 were as follows:

              INVESTMENT PORTFOLIO                       PURCHASES          SALES
              --------------------                    --------------   --------------
  Growth . . . . . . . . . . . . . . . . . . .         $  7,440,215     $  1,859,502
  Investment Grade Income. . . . . . . . . . .            2,167,164        1,107,184
  Money Market . . . . . . . . . . . . . . . .           29,732,493       27,663,120
  Equity Index . . . . . . . . . . . . . . . .           10,065,420        1,234,110
  Government Bond. . . . . . . . . . . . . . .            3,952,169        1,846,181
  Select Aggressive Growth . . . . . . . . . .            3,077,841        1,568,251
  Select Growth  . . . . . . . . . . . . . . .           10,606,061          985,508
  Select Growth and Income . . . . . . . . . .            5,923,944          984,048
  Select Value Opportunity . . . . . . . . . .            3,494,767        1,088,909
  Select International Equity. . . . . . . . .            2,921,317        1,182,168
  Select Capital Appreciation. . . . . . . . .            1,989,362          693,344
  DGPF International Equity. . . . . . . . . .            1,425,526          697,548
  Fidelity VIP High Income . . . . . . . . . .            7,052,384        4,138,457
  Fidelity VIP Equity-Income . . . . . . . . .            8,326,912        3,045,010
  Fidelity VIP Growth. . . . . . . . . . . . .           15,675,402        1,593,098
  Fidelity VIP Overseas. . . . . . . . . . . .            2,032,652        1,134,006
  Fidelity VIP II Asset Manager. . . . . . . .            2,914,612          579,158
  T. Rowe Price International Stock. . . . . .            1,290,960          859,784
                                                      --------------   --------------
    Totals . . . . . . . . . . . . . . . . . .         $120,089,201     $ 52,259,386
                                                      --------------   --------------
                                                      --------------   --------------

NOTE 8 - PLAN OF SUBSTITUTION FOR PORTFOLIO OF THE TRUST

    An application has been filed with the Securities and Exchange Commission
(SEC) seeking an order approving the substitution of shares of the Select Investment Grade Income Fund (SIGIF) for all of the shares of the Select Income Fund (SIF). To the extent required by law, approvals of such substitution will also be obtained from the state insurance regulators in certain jurisdictions. The effect of the substitution will be to replace SIF shares with SIGIF shares. The substitution is planned to be effective on or about July 1, 2000.

                            PART C. OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) FINANCIAL STATEMENTS

     Financial Statements Included in Part A
     None

     Financial Statements Included in Part B
     Financial Statements for First Allmerica Financial Life Insurance Company Financial Statements for Separate Account VA-K of First Allmerica Financial Life Insurance Company

     Financial Statements Included in Part C
     None

     (b) EXHIBITS

     EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated August 20, 1991 was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

     EXHIBIT 2    Not Applicable. Pursuant to Rule 26a-2, the Insurance
                  Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

EXHIBIT 3     (a) Underwriting and Administrative Services Agreement was
                  previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

              (b) Sales Agreements were previously filed on April 24, 1998 in
                  Post-Effective Amendment No. 9, and are incorporated by reference herein.

              (c) General Agent's Agreement was previously filed on
                  April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

              (d) Career Agent Agreement with Commission Schedule was
                  previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

              (e) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

     EXHIBIT 4 Policy Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein. Specimen Policy Form B was previously filed on May 1, 1996 in Post-Effective Amendment No. 6, and is incorporated by reference herein.

     EXHIBIT 5 Application Form was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein. Specimen Application Form B was previously filed on May 1, 1996 in Post-Effective Amendment No. 6, and is incorporated by reference herein.

     EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change, were previously filed on October 1, 1995 in Post-Effective Amendment No. 4, and are incorporated by reference herein. The Depositor's Revised Bylaws were previously filed on April 30, 1996 in Post-Effective Amendment No. 5, and are incorporated by reference herein.

     EXHIBIT 7    Not Applicable.

     EXHIBIT 8    (a) Fidelity Services Agreement was previously filed on
                      April 30, 1996 in Post-Effective Amendment No. 5, and is incorporated by reference herein.

                  (b) An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on May 1, 1997 in Post-Effective Amendment No. 8, and is incorporated by reference herein.

                  (c) Fidelity Service Contract, effective January 1, 1997, was previously filed on May 1, 1997 in Post-Effective Amendment No. 8, and is incorporated by reference herein.

                  (d) T. Rowe Price Service Agreement was previously filed on
                      April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                  (e) BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and are incorporated by reference herein.

                  (f) Directors' Power of Attorney is filed herewith.

     EXHIBIT 9    Opinion of Counsel is filed herewith.

     EXHIBIT 10   Consent of Independent Accountants is filed herewith.

     EXHIBIT 11   None.

     EXHIBIT 12   None.

     EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on October 18, 1994 in a post-effective amendment, and is incorporated by reference herein.

     EXHIBIT 14   Not Applicable.

   EXHIBIT 15 (a) Participation Agreement between the Company and Allmerica
                  Investment Trust dated March 22, 2000 is filed herewith.

              (b) Amendment dated March 29, 2000 and Amendment dated
                  November 13, 1998 to the Variable Insurance Products Fund Participation Agreement is filed herewith. Participation Agreement, as amended, with Variable Insurance Products Fund was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

              (c) Amendment dated Marcy 29, 2000 and Amendment dated
                  October 4, 1999 to the Variable Insurance Products Fund II Participation Agreement is filed herewith. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

              (d) Form of Amendment to the Delaware Group Premium Fund
                  Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71054/811-8114, and is incorporated by reference herein. Form of Participation Agreement with Delaware Group Premium Fund, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

              (e) Participation Agreement with T. Rowe Price International
                  Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01553

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY                    PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------                    ----------------------------------------------
Bruce C. Anderson                         Director (since 1996), Vice President (since 1984) and Assistant
  Director and Vice President             Secretary (since 1992) of First Allmerica

Warren E. Barnes                          Vice President (since 1996) and Corporate Controller (since 1998) of
  Vice President and                      First Allmerica
  Corporate Controller

Mark R. Colborn                           Director (since 2000) and Vice President (since 1992) of First
  Director and Vice President             Allmerica.

Mary Eldridge                             Secretary (since 1999) of Allmerica Financial; Secretary (since
  Secretary                               1999) of Allmerica Investments, Inc.; and Secretary (since 1999) of
                                          Allmerica Financial Investment Management Services, Inc.

J. Kendall Huber                          Director, Vice President and General Counsel of First Allmerica
  Director, Vice President and            (since 2000); Vice President (1999) of Promos Hotel Corporation;
  General Counsel                         Vice President & Deputy General Counsel (1998-1999) of Legg Mason,
                                          Inc.; Vice President and Deputy General Counsel (1995-1998) of USF&G
                                          Corporation.

John P. Kavanaugh                         Director and Chief Investment Officer (since 1996) and Vice
  Director, Vice President and            President (since 1991) of First Allmerica; Vice President (since
  Chief Investment Officer                1998) of Allmerica Financial Investment Management Services, Inc.;
                                          and President (since 1995) and Director (since 1996) of Allmerica
                                          Asset Management, Inc.

J. Barry May                              Director (since 1996) of First Allmerica; Director and President
 Director                                 (since 1996) of The Hanover Insurance Company; and Vice President
                                          (1993 to 1996) of The Hanover Insurance Company


James R. McAuliffe                        Director (since 1996) of First Allmerica; Director (since 1992),
  Director                                President (since 1994) and Chief Executive Officer (since 1996) of
                                          Citizens Insurance Company of America


Mark C. McGivney                          Vice President (since 1997) and Treasurer (since 2000) of First
  Vice President and Treasurer            Allmerica; Associate, Investment Banking (1996 -1997) of Merrill
                                          Lynch & Co.; Associate, Investment Banking (1995) of Salomon
                                          Brothers, Inc.; Treasurer (since 2000) of Allmerica Investments,
                                          Inc., Allmerica Asset Management, Inc. and Allmerica Financial
                                          Investment Management Services, Inc.

John F. O'Brien                           Director, President and Chief Executive Officer (since 1989) of
  Director, President and Chief           First Allmerica
  Executive Officer

Edward J. Parry, III                      Director and Chief Financial Officer (since 1996), Vice President
  Director, Vice President,               (since 1993), and Treasurer (1993 - 2000) of First Allmerica
  Chief Financial Officer

Richard M. Reilly                         Director (since 1996) and Vice President (since 1990) of First
  Director and Vice President             Allmerica; President (since 1995) of Allmerica Financial Life
                                          Insurance and Annuity Company; Director (since 1990) of Allmerica
                                          Investments, Inc.; and Director and President (since 1998) of
                                          Allmerica Financial Investment Management Services, Inc.

Robert P. Restrepo, Jr.                   Director and Vice President (since 1998) of First Allmerica;
  Director and Vice President             Director (since 1998) of The Hanover Insurance Company; Chief
                                          Executive Officer (1996 to 1998) of Travelers Property & Casualty;
                                          Senior Vice President (1993 to 1996) of Aetna Life & Casualty Company

Eric A. Simonsen                          Director (since 1996) and Vice President (since 1990) of First
Director and Vice President               Allmerica; Director (since 1991) of Allmerica Investments, Inc.; and
                                          Director (since 1991) of Allmerica Financial Investment Management
                                          Services, Inc.

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

            NAME                                        ADDRESS                       TYPE OF BUSINESS
            ----                                        -------                       ----------------
AAM Equity Fund                                   440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

AAM Growth &  Income Fund, L.P                    440 Lincoln Street              Limited Partnership
                                                  Worcester MA 01653

Advantage Insurance Network Inc.                  440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653


AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management Limited                440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Asset Management, Inc.                  440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653
Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Equity Index Pool                       440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance            100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance


Allmerica Financial Benefit Insurance             100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident and health
and Annuity Company (formerly known               Worcester MA 01653              insurance, annuities, variable
as SMA Life Assurance Company                                                     annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Special purpose funding vehicle for
                                                  Worcester MA 01653              commercial paper

Allmerica, Inc.                                   440 Lincoln Street              Common employer for Allmerica
                                                  Worcester MA 01653              Financial Corporation entities

Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc. (formerly               Worcester MA 01653
known as Allmerica Institutional Services, Inc.
and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management                   440 Lincoln Street              Investment advisory services
Company, Inc.                                     Worcester MA 01653


Allmerica Investments, Inc.                       440 Lincoln Street              Securities, retail broker-dealer
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    200 Southbridge Parkway         Insurance Agency
Alabama                                           Suite 400
                                                  Birmingham, AL 35209

Allmerica Investments Insurance Agency of         14211 Commerce Way              Insurance Agency
Florida, Inc.                                     Miami Lakes, FL 33016

Allmerica Investment Insurance Agency Inc. of     1455 Lincoln Parkway            Insurance Agency
Georgia                                           Suite 300
                                                  Atlanta, GA 30346

Allmerica Investment Insurance Agency Inc. of     Barkley Bldg-Suite 105          Insurance Agency
Kentucky                                          12700 Shelbyville Road
                                                  Louisiana, KY 40423

Allmerica Investments Insurance Agency Inc. of    631 Lakeland East Drive         Insurance Agency
Mississippi                                       Flowood, MS 39208

Allmerica Investment Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Plus Insurance                          440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Property & Casualty                     440 Lincoln Street              Holding Company
Companies, Inc.                                   Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Services Corporation                    440 Lincoln Street              Internal administrative services
                                                  Worcester MA 01653              provider to Allmerica Financial
                                                                                  Corporation entities


Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              company

AMGRO, Inc.                                       100 North Parkway               Premium financing
                                                  Worcester MA 01605

Citizens Corporation                              440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 insurance


Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          insurance
                                                  Indianapolis IN 46280

Citizens Insurance Company of Ohio                8101 N. High Street             Multi-line property and casualty
                                                  P.O. Box 342250                 insurance
                                                  Columbus OH 43234

Citizens Management, Inc.                         645 West Grand River            Services management company
                                                  Howell MI 48843

Financial Profiles                                5421 Avenida Encinas            Computer software company
                                                  Carlsbad, CA  92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company (formerly State Mutual Life               Worcester MA 01653              and health insurance company
Assurance Company of America)

First Sterling Limited                            440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

First Sterling Reinsurance Company                440 Lincoln Street              Reinsurance Company
Limited                                           Worcester MA 01653

Greendale Special Placements Fund                 440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

The Hanover American Insurance                    100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

The Hanover Insurance Company                     100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Hanover Texas Insurance Management                801 East Campbell Road          Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     Richardson TX 75081             Insurance Company

Hanover Lloyd's Insurance Company                 Hanover Lloyd's Insurance       Multi-line property and casualty
                                                  Company                         insurance

Lloyds Credit Corporation                         440 Lincoln Street              Premium financing service
                                                  Worcester MA 01653              franchises

Massachusetts Bay Insurance Company               100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Sterling Risk Management Services, Inc.           440 Lincoln Street              Risk management services
                                                  Worcester MA 01653

ITEM 27. NUMBER OF CONTRACT OWNERS

    As of February 29, 2000, there were 6,504 Contact holders of qualified Contracts and 1,893 Contract holders of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

    To the fullest extent permissible under Massachusetts General Laws, no director shall be personally liable to the Company or any policyholder for monetary damages for any breach of fiduciary duty as a director, notwithstanding any provision of law to the contrary; provided, however, that this provision shall not eliminate or limit the liability of a director:

    1. for and breach of the director's duty of loyalty to the Company or its policyholders;

    2. for acts or omissions not in good faith, or which involve intentional misconduct or a knowing violation of law;

    3. for liability, if any, imposed on directors of mutual insurance companies pursuant to M.G.L.A. c. 156B Section 61 or M.G.L.A. c.156B
        Section 62;

    4. for any transactions from which the director derived an improper personal benefit.


ITEM 29. PRINCIPAL UNDERWRITERS

    a) Allmerica Investments, Inc. also acts as principal underwriter for the following:


        X VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

        X Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

        -   Allmerica Investment Trust

    (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
        440 Lincoln Street
        Worcester, Massachusetts 01653

       NAME                        POSITION OR OFFICE WITH UNDERWRITER

Margaret L. Abbott              Vice President

Emil J. Aberizk, Jr             Vice President

Edward T. Berger                Vice President and Chief Compliance Officer

Michael J. Brodeur              Vice President Operations

Mark R. Colborn                 Vice President

Claudia J. Eckels               Vice President

Mary M. Eldridge                Secretary/Clerk

Philip L. Heffernan             Vice President

J. Kendall Huber                Director

Mark C. McGivney                Treasurer

William F. Monroe, Jr.          President, Director and Chief Executive Officer

David J. Mueller                Vice President, Chief Financial Officer,
                                Financial Operations Principal and Controller

Stephen Parker                  Vice President and Director

Richard M. Reilly               Director and Chairman of the Board

Eric A. Simonsen                Director

Mark G. Steinberg               Senior Vice President

    (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), the aggregate amount of commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, was $3,451,291 for sales of variable contracts funded by the Registrant in 1999. No other commissions or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31. MANAGEMENT SERVICES

    The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

    (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

    (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

    (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

    (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.


ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(B) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

    Registrant, a separate account of First Allmerica Financial Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

    1. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

    2. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

    3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

    4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption/withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

    Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 3rd day of April, 2000.

                            SEPARATE ACCOUNT VA-K OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                     By: /s/ Mary Eldridge
                         ------------------------------
                         Mary Eldridge, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                      Title                                                         Date
----------                      -----                                                         ----
/s/ Warren E. Barnes            Vice President and Corporate Controller                       April 3, 2000
--------------------------
Warren E. Barnes

Edward J. Parry*                Director, Vice President and Chief Financial Officer
--------------------------

Richard M. Reilly*              Director and Vice President
--------------------------

John F. O'Brien*                Director, President  and Chief Executive Officer
--------------------------

Bruce C. Anderson*              Director and Vice President
--------------------------

Mark R. Colborn*                Director and Vice President
--------------------------

John P. Kavanaugh*              Director, Vice President and Chief Investment Officer
--------------------------

J. Kendall Huber*               Director, Vice President and General Counsel
--------------------------

J. Barry May*                   Director
--------------------------

James R. McAuliffe*             Director
--------------------------

Robert P. Restrepo, Jr.*        Director and Vice President
--------------------------

Eric A. Simonsen*               Director and Vice President
--------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated April 2, 2000 duly executed by such persons.

/s/ Sheila B. St. Hilaire
----------------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(33-71052)

                                  EXHIBIT TABLE

Exhibit 8(f)      Directors' Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Accountants

Exhibit 15(a) Participation Agreement between the Company and Allmerica Investment Trust

Exhibit 15(b) Amendments to the Variable Insurance Products Fund Participation Agreement

Exhibit 15(c) Amendments to the Variable Insurance Products Fund II Participation Agreement